Putnam Dynamic Asset Allocation Balanced Fund
The fund's portfolio
6/30/21 (Unaudited)

COMMON STOCKS (68.6%)(a)
	Shares	Value
Advertising and marketing services (—%)
Publicis Groupe SA (France)	9,030	$577,553

		577,553
Automotive (1.3%)
Ford Motor Co.(NON)	621,100	9,229,546
General Motors Co.(NON)	129,382	7,655,533
Knorr-Bremse AG (Germany)	8,841	1,016,872
Porsche Automobil Holding SE (Preference) (Germany)	12,844	1,376,162
Stellantis NV (Italy)	123,970	2,431,338
Tesla, Inc.(NON)	9,206	6,257,318
United Rentals, Inc.(NON)	16,108	5,138,613
Volkswagen AG (Preference) (Germany)	1,998	500,360
Volvo AB (Sweden)	80,250	1,930,741

		35,536,483
Basic materials (3.1%)
Akzo Nobel NV (Netherlands)	13,970	1,726,066
Anglo American PLC (United Kingdom)	48,572	1,930,023
Axalta Coating Systems, Ltd.(NON)	58,800	1,792,812
BHP Billiton, Ltd. (Australia)	59,636	2,172,246
BHP Group PLC (United Kingdom)	39,520	1,164,429
Brenntag AG (Germany)	23,814	2,214,381
Cabot Corp.	8,600	489,598
Celanese Corp.	6,400	970,240
Compagnie De Saint-Gobain (France)	61,347	4,040,102
Corteva, Inc.	99,307	4,404,265
Covestro AG (Germany)	26,063	1,683,043
CRH PLC (Ireland)	157,813	7,952,888
Dow, Inc.	93,022	5,886,432
DuPont de Nemours, Inc.	130,372	10,092,097
Eastman Chemical Co.	21,500	2,510,125
Eiffage SA (France)	8,245	838,825
FMC Corp.	4,000	432,800
Fortescue Metals Group, Ltd. (Australia)	79,974	1,399,852
Fortune Brands Home & Security, Inc.	27,161	2,705,507
Freeport-McMoRan, Inc. (Indonesia)	172,731	6,410,047
Holcim, Ltd. (Switzerland)	25,071	1,503,854
ICL Group, Ltd. (Israel)	51,463	349,017
LG Chem, Ltd. (South Korea)	4,832	3,647,116
Linde PLC	5,988	1,727,851
Nitto Denko Corp. (Japan)	17,400	1,298,402
Reliance Steel & Aluminum Co.	7,700	1,161,930
Rio Tinto PLC (United Kingdom)	33,055	2,720,179
Sherwin-Williams Co. (The)	19,261	5,247,660
Shin-Etsu Chemical Co., Ltd. (Japan)	7,600	1,271,056
SIG Combibloc Group AG (Switzerland)	58,909	1,600,618
Stora Enso OYJ (Finland)	5,393	98,383
Weyerhaeuser Co.(R)	170,200	5,858,284

		87,300,128
Broadcasting (—%)
iHeartMedia, Inc. Class A(NON)	1,249	33,636

		33,636
Capital goods (3.8%)
ABB, Ltd. (Switzerland)	63,136	2,141,950
AGCO Corp.	20,700	2,698,866
Allegion PLC (Ireland)	19,800	2,758,140
Allison Transmission Holdings, Inc.	26,200	1,041,188
Atlas Copco AB Class A (Sweden)	5,511	337,431
Clean Harbors, Inc.(NON)	5,900	549,526
CNH Industrial NV (United Kingdom)	185,406	3,061,344
Crown Holdings, Inc.	20,200	2,064,642
Cummins, Inc.	24,000	5,851,440
Daikin Industries, Ltd. (Japan)	7,700	1,434,025
Deere & Co.	29,429	10,379,903
Dover Corp.	6,200	933,720
Eaton Corp. PLC	26,451	3,919,509
Gentex Corp.	38,000	1,257,420
Honeywell International, Inc.	54,376	11,927,376
ITT, Inc.	9,700	888,423
Johnson Controls International PLC	119,469	8,199,158
Koito Manufacturing Co., Ltd. (Japan)	18,500	1,150,682
Legrand SA (France)	19,661	2,080,921
Lockheed Martin Corp.	33,000	12,485,550
Northrop Grumman Corp.	17,086	6,209,565
Oshkosh Corp.	10,600	1,321,184
Otis Worldwide Corp.	24,566	2,008,762
Parker Hannifin Corp.	19,100	5,865,801
Raytheon Technologies Corp.	43,249	3,689,572
Republic Services, Inc.	16,300	1,793,163
Sandvik AB (Sweden)	76,700	1,959,152
Schneider Electric SA (France)	15,789	2,484,010
Toro Co. (The)	11,700	1,285,596
TransDigm Group, Inc.(NON)	4,676	3,026,728
Waste Management, Inc.	24,800	3,474,728

		108,279,475
Commercial and consumer services (2.0%)
Adecco Group AG (Switzerland)	15,885	1,079,201
Adyen NV (Netherlands)(NON)	459	1,121,446
Allfunds Group PLC (United Kingdom)(NON)	65,883	1,146,657
Aramark	69,923	2,604,632
Booking Holdings, Inc.(NON)	1,516	3,317,144
Booz Allen Hamilton Holding Corp.	36,900	3,143,142
Brambles, Ltd. (Australia)	108,539	931,203
CK Hutchison Holdings, Ltd. (Hong Kong)	96,500	751,935
CoStar Group, Inc.(NON)(S)	52,065	4,312,023
FleetCor Technologies, Inc.(NON)	3,000	768,180
Gartner, Inc.(NON)	15,800	3,826,760
Mastercard, Inc. Class A	28,461	10,390,826
Nexi SpA (Italy)(NON)	118,921	2,610,106
PayPal Holdings, Inc.(NON)	64,552	18,815,617
TransUnion	4,900	538,069

		55,356,941
Communication services (2.4%)
Altice USA, Inc. Class A(NON)(S)	31,900	1,089,066
American Tower Corp.(R)	30,260	8,174,436
AT&T, Inc.	76,100	2,190,158
BT Group PLC (United Kingdom)(NON)	245,582	659,044
Charter Communications, Inc. Class A(NON)	13,730	9,905,509
Comcast Corp. Class A	234,668	13,380,769
Deutsche Telekom AG (Germany)	122,395	2,585,054
KDDI Corp. (Japan)	72,400	2,258,121
Koninklijke KPN NV (Netherlands)	318,070	993,417
Liberty Global PLC Class C (United Kingdom)(NON)	77,137	2,085,784
Nippon Telegraph & Telephone Corp. (Japan)	42,200	1,099,491
SK Telecom Co., Ltd. (South Korea)	7,147	2,030,848
T-Mobile US, Inc.(NON)	45,954	6,655,518
Verizon Communications, Inc.	255,110	14,293,813

		67,401,028
Computers (4.4%)
Apple, Inc.	616,046	84,373,660
Check Point Software Technologies, Ltd. (Israel)(NON)	4,600	534,198
Cisco Systems, Inc./California	185,100	9,810,300
Dynatrace, Inc.(NON)	35,290	2,061,642
Fortinet, Inc.(NON)	34,300	8,169,917
Fujitsu, Ltd. (Japan)	9,500	1,778,658
HP, Inc.	165,400	4,993,426
Logitech International SA (Switzerland)	8,250	999,541
ServiceNow, Inc.(NON)	10,498	5,769,176
Synopsys, Inc.(NON)	13,300	3,668,007
Twilio, Inc. Class A(NON)	6,782	2,673,193

		124,831,718
Conglomerates (0.1%)
AMETEK, Inc.	20,100	2,683,350
General Electric Co.	59,440	800,062

		3,483,412
Consumer (0.1%)
LVMH Moet Hennessy Louis Vuitton SA (France)	1,037	813,150
Pandora A/S (Denmark)	8,471	1,138,697
Spectrum Brands Holdings, Inc.	5,400	459,216

		2,411,063
Consumer cyclicals (—%)
Genting Bhd (Singapore)	667,700	414,613

		414,613
Consumer staples (4.5%)
Airbnb, Inc. Class A(NON)	26,446	4,049,940
Altria Group, Inc.	137,800	6,570,304
Asahi Group Holdings, Ltd. (Japan)	50,000	2,336,289
Auto Trader Group PLC (United Kingdom)(NON)	60,980	534,296
Auto1 Group SE 144A (Germany)(NON)	39,809	1,748,891
Campbell Soup Co.(S)	9,200	419,428
Carlsberg A/S Class B (Denmark)	7,825	1,458,629
Chipotle Mexican Grill, Inc.(NON)	2,346	3,637,098
Coca-Cola Co. (The)	19,000	1,028,090
Coca-Cola Europacific Partners PLC (United Kingdom)	27,394	1,625,012
Coca-Cola HBC AG (Switzerland)	79,421	2,871,821
Coles Group, Ltd. (Australia)	43,072	552,039
Colgate-Palmolive Co.	16,900	1,374,815
Constellation Brands, Inc. Class A	4,400	1,029,116
Costco Wholesale Corp.	10,100	3,996,267
Darden Restaurants, Inc.	5,700	832,143
Diageo PLC (United Kingdom)	63,387	3,034,717
Endeavour Group, Ltd. (Australia) (Australia)(NON)	70,031	330,349
Estee Lauder Cos., Inc. (The) Class A	14,719	4,681,820
Ferguson PLC (United Kingdom)	16,453	2,287,323
Imperial Brands PLC (United Kingdom)	92,694	1,996,442
ITOCHU Corp. (Japan)	70,800	2,039,336
Keurig Dr Pepper, Inc.	68,206	2,403,579
Koninklijke Ahold Delhaize NV (Netherlands)	49,863	1,482,265
L'Oreal SA (France)	6,794	3,027,440
ManpowerGroup, Inc.	11,700	1,391,247
McDonald's Corp.	34,000	7,853,660
MercadoLibre, Inc. (Argentina)(NON)	1,697	2,643,570
Mondelez International, Inc. Class A	70,300	4,389,532
Nestle SA (Switzerland)	27,499	3,424,409
Netflix, Inc.(NON)	1,255	662,904
NH Foods, Ltd. (Japan)	11,700	454,962
PepsiCo, Inc.	84,559	12,529,107
Procter & Gamble Co. (The)	148,518	20,039,534
Sysco Corp.	46,600	3,623,150
Uber Technologies, Inc.(NON)	96,348	4,828,962
Unilever PLC (United Kingdom)	7,815	457,338
WH Group, Ltd. (Hong Kong)	1,309,500	1,177,223
Woolworths Group, Ltd. (Australia)	70,031	2,002,578
Yum! Brands, Inc.	7,000	805,210
Zalando SE (Germany)(NON)	18,714	2,262,284
ZOZO, Inc. (Japan)	46,300	1,573,271

		125,466,390
Electronics (3.0%)
Advanced Micro Devices, Inc.(NON)	8,700	817,191
Brother Industries, Ltd. (Japan)	26,600	530,827
Garmin, Ltd.	10,200	1,475,328
Hoya Corp. (Japan)	31,800	4,216,337
MinebeaMitsumi, Inc. (Japan)	68,000	1,798,929
NVIDIA Corp.	46,744	37,399,874
NXP Semiconductors NV	12,439	2,558,951
Omron Corp. (Japan)	11,000	872,316
Qualcomm, Inc.	165,350	23,633,476
Samsung Electronics Co., Ltd. (Preference) (South Korea)	27,655	1,809,860
Texas Instruments, Inc.	14,789	2,843,925
Thales SA (France)	23,336	2,380,784
Vontier Corp.	86,171	2,807,451

		83,145,249
Energy (2.0%)
BP PLC (United Kingdom)	413,647	1,802,423
Cenovus Energy, Inc. (Canada)	199,166	1,905,541
Chevron Corp.	39,400	4,126,756
ConocoPhillips	93,576	5,698,778
Enterprise Products Partners LP	102,355	2,469,826
EOG Resources, Inc.	14,775	1,232,826
Equinor ASA (Norway)	92,721	1,961,860
Exxon Mobil Corp.	60,110	3,791,739
Halliburton Co.	315,065	7,284,303
Marathon Petroleum Corp.	55,600	3,359,352
MWO Holdings, LLC (Units)(F)	89	227
Oasis Petroleum, Inc.(S)	4,135	415,774
Orsted AS (Denmark)	15,156	2,126,734
Reliance Industries, Ltd. 144A (India)	38,781	2,195,005
Royal Dutch Shell PLC Class A (Amsterdam Exchange) (United Kingdom)	217,469	4,384,718
Royal Dutch Shell PLC Class B (United Kingdom)	266,965	5,166,405
Schlumberger, Ltd.	13,000	416,130
Targa Resources Corp.	45,800	2,035,810
Thungela Resources, Ltd. (South Africa)(NON)	4,046	11,139
TotalEnergies SE (France)	10,972	496,398
Valero Energy Corp.	64,682	5,050,371
Williams Cos., Inc. (The)	36,300	963,765

		56,895,880
Entertainment (0.4%)
Lite-On Technology Corp. (Taiwan)	460,000	950,956
Live Nation Entertainment, Inc.(NON)	46,266	4,052,439
Sony Group Corp. (Japan)	57,100	5,558,634

		10,562,029
Financials (9.5%)
3i Group PLC (United Kingdom)	67,573	1,096,447
Aflac, Inc.	58,700	3,149,842
AIA Group, Ltd. (Hong Kong)	387,400	4,814,870
Alliance Data Systems Corp.	15,400	1,604,526
Allianz SE (Germany)	11,456	2,856,705
Allstate Corp. (The)	21,600	2,817,504
Ally Financial, Inc.	94,700	4,719,848
American International Group, Inc.	63,034	3,000,418
Ameriprise Financial, Inc.	20,200	5,027,376
Apollo Global Management, Inc.	51,251	3,187,812
Assured Guaranty, Ltd.	91,927	4,364,694
AvalonBay Communities, Inc.(R)	8,100	1,690,389
Aviva PLC (United Kingdom)	295,872	1,661,266
AXA SA (France)	183,139	4,643,905
Banco Bilbao Vizcaya Argenta (Spain)	332,652	2,062,144
Bank Leumi Le-Israel BM (Israel)(NON)	150,935	1,146,312
Bank of America Corp.	310,946	12,820,304
Bank of Ireland Group PLC (Ireland)(NON)	264,434	1,416,317
Berkshire Hathaway, Inc. Class B(NON)	4,900	1,361,808
BNP Paribas SA (France)	35,110	2,201,067
BOC Hong Kong Holdings, Ltd. (Hong Kong)	251,500	853,525
Boston Properties, Inc.(R)	33,399	3,827,191
CaixaBank SA (Spain)	579,976	1,783,911
Capital One Financial Corp.	26,077	4,033,851
CBRE Group, Inc. Class A(NON)	42,700	3,660,671
Citigroup, Inc.	361,506	25,576,550
CK Asset Holdings, Ltd. (Hong Kong)	16,159	111,552
Commonwealth Bank of Australia (Australia)	23,786	1,781,512
Corporate Office Properties Trust(R)	24,900	696,951
DBS Group Holdings, Ltd. (Singapore)	105,700	2,343,212
Deutsche Boerse AG (Germany)	9,951	1,736,872
Direct Line Insurance Group PLC (United Kingdom)	189,743	748,044
Discover Financial Services	8,900	1,052,781
DNB ASA (Norway)	43,088	938,812
Duke Realty Corp.(R)	20,700	980,145
Equitable Holdings, Inc.	90,500	2,755,725
Equity Lifestyle Properties, Inc.(R)	12,700	943,737
Fidelity National Financial, Inc.	19,300	838,778
First Industrial Realty Trust, Inc.(R)	26,600	1,389,318
Gaming and Leisure Properties, Inc.(R)	131,746	6,103,792
Gjensidige Forsikring ASA (Norway)	18,170	400,535
Goldman Sachs Group, Inc. (The)	43,170	16,384,310
Goodman Group (Australia)(R)	139,430	2,213,653
Hana Financial Group, Inc. (South Korea)	44,879	1,835,171
Hargreaves Lansdown PLC (United Kingdom)	15,089	331,666
Henderson Land Development Co., Ltd. (Hong Kong)	127,000	601,935
Invitation Homes, Inc.(R)	26,100	973,269
Israel Discount Bank, Ltd. Class A (Israel)(NON)	143,318	682,268
Japan Exchange Group, Inc. (Japan)	45,400	1,009,388
Jefferies Financial Group, Inc.	58,700	2,007,540
Jones Lang LaSalle, Inc.(NON)	8,000	1,563,680
JPMorgan Chase & Co.	224,143	34,863,202
KeyCorp	84,401	1,742,881
Lamar Advertising Co. Class A(R)	13,400	1,399,228
Lincoln National Corp.	10,500	659,820
Link REIT (The) (Hong Kong)(R)	14,400	139,562
London Stock Exchange Group PLC (United Kingdom)	23,336	2,572,771
Medical Properties Trust, Inc.(R)	104,100	2,092,410
MetLife, Inc.	157,200	9,408,420
MGIC Investment Corp.	38,300	520,880
Mitsubishi UFJ Financial Group, Inc. (Japan)	278,000	1,501,668
Morgan Stanley	39,500	3,621,755
Network International Holdings PLC (United Arab Emirates)(NON)	270,298	1,367,364
NN Group NV (Netherlands)	3,107	146,555
Nomura Holdings, Inc. (Japan)	342,200	1,748,964
Partners Group Holding AG (Switzerland)	1,502	2,275,118
Persimmon PLC (United Kingdom)	13,771	563,482
PNC Financial Services Group, Inc. (The)	28,644	5,464,129
Principal Financial Group, Inc.	35,400	2,236,926
Prudential PLC (United Kingdom)	78,871	1,498,519
Radian Group, Inc.	137,889	3,068,030
Raymond James Financial, Inc.	3,400	441,660
Rayonier, Inc.(R)	24,900	894,657
Sberbank of Russia PJSC ADR (Russia)	76,643	1,272,657
SEI Investments Co.	12,600	780,822
Simon Property Group, Inc.(R)	3,600	469,728
Skandinaviska Enskilda Banken AB (Sweden)	91,437	1,181,145
SLM Corp.	101,200	2,119,128
State Street Corp.	30,436	2,504,274
Sumitomo Mitsui Financial Group, Inc. (Japan)	63,200	2,178,820
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	24,500	778,037
Sumitomo Realty & Development Co., Ltd. (Japan)	9,000	321,617
Sun Hung Kai Properties, Ltd. (Hong Kong)	55,500	827,035
Synchrony Financial	123,900	6,011,628
United Overseas Bank, Ltd. (Singapore)	55,500	1,065,673
Unum Group	42,800	1,215,520
Visa, Inc. Class A	47,225	11,042,150
Zurich Insurance Group AG (Switzerland)	1,539	617,430

		266,417,564
Gaming and lottery (0.4%)
Aristocrat Leisure, Ltd. (Australia)	37,526	1,212,666
DraftKings, Inc. Class A(NON)(S)	71,565	3,733,546
Evolution AB (Sweden)	8,705	1,375,614
Flutter Entertainment PLC (Ireland)(NON)	8,958	1,628,876
La Francaise des Jeux SAEM (France)	7,229	424,989
OPAP SA (Greece)	75,271	1,134,401
TABCORP Holdings, Ltd. (Australia)	139,116	540,430

		10,050,522
Government (—%)
Poste Italiane SpA (Italy)	36,020	476,225

		476,225
Health care (8.2%)
10x Genomics, Inc. Class A(NON)(S)	20,200	3,955,564
Abbott Laboratories	64,200	7,442,706
AbbVie, Inc.	90,607	10,205,973
Abcam PLC (United Kingdom)(NON)	57,885	1,105,799
ABIOMED, Inc.(NON)	8,400	2,621,724
Alexion Pharmaceuticals, Inc.(NON)	2,700	496,017
Align Technology, Inc.(NON)	15,000	9,165,000
Alkermes PLC(NON)	34,200	838,584
AmerisourceBergen Corp.	22,400	2,564,576
Anthem, Inc.	16,175	6,175,615
AstraZeneca PLC (United Kingdom)	15,346	1,843,238
AstraZeneca PLC ADR (United Kingdom)(S)	65,537	3,925,666
Biogen, Inc.(NON)	3,500	1,211,945
Bristol-Myers Squibb Co.	253,500	16,938,870
Danaher Corp.	32,191	8,638,777
DexCom, Inc.(NON)	10,224	4,365,648
Edwards Lifesciences Corp.(NON)	72,200	7,477,754
Eli Lilly and Co.	51,634	11,851,035
Eurofins Scientific (Luxembourg)(NON)	8,134	929,768
Fisher & Paykel Healthcare Corp., Ltd. (New Zealand)	14,879	323,661
GlaxoSmithKline PLC (United Kingdom)	48,582	953,886
HCA Healthcare, Inc.	4,500	930,330
Hikma Pharmaceuticals PLC (United Kingdom)	25,269	854,990
Humana, Inc.	12,300	5,445,456
IDEXX Laboratories, Inc.(NON)	8,653	5,464,802
Incyte Corp.(NON)	25,400	2,136,902
Ipsen SA (France)	4,302	447,468
IQVIA Holdings, Inc.(NON)	18,015	4,365,395
Johnson & Johnson	74,339	12,246,607
Laboratory Corp. of America Holdings(NON)	10,800	2,979,180
Lonza Group AG (Switzerland)	9,439	6,690,188
M3, Inc. (Japan)	9,700	708,368
McKesson Corp.	24,400	4,666,256
Medtronic PLC	56,100	6,963,693
Merck & Co., Inc.	248,785	19,348,009
Merck KGaA (Germany)	22,552	4,324,026
Molina Healthcare, Inc.(NON)	8,100	2,049,786
Novartis AG (Switzerland)	43,747	3,986,757
Novo Nordisk A/S Class B (Denmark)	38,556	3,230,189
Ono Pharmaceutical Co., Ltd. (Japan)	48,500	1,082,240
Organon & Co.(NON)	5,309	160,635
Pfizer, Inc.	41,735	1,634,343
QIAGEN NV (Netherlands)(NON)	30,290	1,463,951
Regeneron Pharmaceuticals, Inc.(NON)	12,235	6,833,737
Roche Holding AG (Switzerland)	10,945	4,123,080
Sanofi (France)	33,828	3,544,257
Sartorius Stedim Biotech (France)	2,465	1,165,934
Service Corp. International	18,800	1,007,492
Sonic Healthcare, Ltd. (Australia)	38,572	1,110,800
Sonova Holding AG (Switzerland)	5,006	1,882,830
Thermo Fisher Scientific, Inc.	7,881	3,975,728
UnitedHealth Group, Inc.	11,930	4,777,249
Vertex Pharmaceuticals, Inc.(NON)	40,000	8,065,200
Zimmer Biomet Holdings, Inc.	4,900	788,018

		231,485,702
Homebuilding (0.3%)
Berkeley Group Holdings PLC (The) (United Kingdom)	9,127	580,136
Daito Trust Construction Co., Ltd. (Japan)	2,800	306,224
Daiwa House Industry Co., Ltd. (Japan)	39,300	1,179,761
PulteGroup, Inc.	92,232	5,033,100

		7,099,221
Household furniture and appliances (0.1%)
HC Brillant Services GmbH (acquired various dates from 8/2/13 to 8/31/16, cost $1) (Private) (Germany)(NON)(F)(RES)	2	2
SEB SA (France)	2,326	420,328
Tempur Sealy International, Inc.	45,200	1,771,388

		2,191,718
Leisure (0.2%)
Brunswick Corp.	20,500	2,042,210
Polaris, Inc.(S)	20,100	2,752,896
Yamaha Motor Co., Ltd. (Japan)	75,400	2,049,669

		6,844,775
Lodging/Tourism (0.5%)
Hilton Worldwide Holdings, Inc.(NON)	63,242	7,628,250
Marriott International, Inc./MD Class A(NON)	49,400	6,744,088

		14,372,338
Media (0.2%)
Bollore SA (France)	71,724	384,411
Walt Disney Co. (The)(NON)	23,185	4,075,227

		4,459,638
Miscellaneous (—%)
Soaring Eagle Acquisition Corp. Class A(NON)	57,998	577,660

		577,660
Publishing (0.2%)
S&P Global, Inc.	11,865	4,869,989

		4,869,989
Retail (5.6%)
Amazon.com, Inc.(NON)	19,644	67,578,503
Best Buy Co., Inc.	50,600	5,817,988
BJ's Wholesale Club Holdings, Inc.(NON)(S)	97,545	4,641,191
Home Depot, Inc. (The)	11,626	3,707,415
Industria de Diseno Textil SA (Inditex) (Spain)	20,978	739,026
Kingfisher PLC (United Kingdom)(NON)	246,847	1,244,634
Lowe's Cos., Inc.	23,500	4,558,295
lululemon athletica, Inc. (Canada)(NON)	12,464	4,548,986
Moncler SpA (Italy)	30,733	2,079,361
Nike, Inc. Class B	39,867	6,159,053
Nitori Holdings Co., Ltd. (Japan)	10,900	1,928,926
O'Reilly Automotive, Inc.(NON)	24,421	13,827,415
Ryohin Keikaku Co., Ltd. (Japan)	16,300	341,861
Target Corp.	24,213	5,853,251
TJX Cos., Inc. (The)	232,576	15,680,274
Walmart, Inc.	122,126	17,222,209
Wesfarmers, Ltd. (Australia)	54,510	2,415,995

		158,344,383
Semiconductor (0.7%)
Applied Materials, Inc.	66,015	9,400,536
ASML Holding NV (Netherlands)	1,659	1,139,772
Lasertec Corp. (Japan)	4,000	777,353
Renesas Electronics Corp. (Japan)(NON)	176,900	1,912,389
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	78,000	1,665,680
Taiwan Semiconductor Manufacturing Co., Ltd. ADR (Taiwan)	20,812	2,500,770
Tokyo Electron, Ltd. (Japan)	4,200	1,817,688

		19,214,188
Software (5.8%)
Activision Blizzard, Inc.	75,530	7,208,583
Adobe, Inc.(NON)	46,663	27,327,719
Autodesk, Inc.(NON)	29,800	8,698,620
Cadence Design Systems, Inc.(NON)	69,317	9,483,952
Intuit, Inc.	35,100	17,204,967
Manhattan Associates, Inc.(NON)	9,600	1,390,464
Microsoft Corp.	291,217	78,890,685
Oracle Corp.	50,508	3,931,543
Sage Group PLC (The) (United Kingdom)	96,686	915,088
Tata Consultancy Services, Ltd. (India)	39,546	1,780,049
Veeva Systems, Inc. Class A(NON)	13,900	4,322,205
Workday, Inc.(NON)	2,000	477,480

		161,631,355
Technology services (5.9%)
Accenture PLC Class A	49,400	14,562,626
Alibaba Group Holding, Ltd. (China)(NON)	128,456	3,639,777
Alphabet, Inc. Class A(NON)	19,013	46,425,753
Alphabet, Inc. Class C(NON)	8,216	20,591,925
Capgemini SE (France)	8,604	1,652,755
Cognizant Technology Solutions Corp. Class A	48,400	3,352,184
DocuSign, Inc.(NON)	24,914	6,965,207
Facebook, Inc. Class A(NON)	54,832	19,065,635
Fidelity National Information Services, Inc.	81,218	11,506,154
FUJIFILM Holdings Corp. (Japan)	3,100	229,901
GoDaddy, Inc. Class A(NON)	44,300	3,852,328
IBM Corp.	6,000	879,540
Leidos Holdings, Inc.	24,700	2,497,170
Nomura Research Institute, Ltd. (Japan)	45,200	1,495,207
Palo Alto Networks, Inc.(NON)	2,400	890,520
Pinterest, Inc. Class A(NON)	202,200	15,963,690
Roku, Inc.(NON)	22,400	10,287,200
SCSK Corp. (Japan)	7,900	470,750

		164,328,322
Textiles (0.1%)
Hermes International (France)	1,714	2,496,774

		2,496,774
Tire and rubber (0.1%)
Compagnie Generale des Etablissements Michelin SCA (France)	14,485	2,310,117

		2,310,117
Toys (0.1%)
Nintendo Co., Ltd. (Japan)	4,300	2,501,157

		2,501,157
Transportation (1.7%)
A. P. Moeller-Maersck A/S Class B (Denmark)	715	2,055,072
CSX Corp.	235,200	7,545,216
Deutsche Post AG (Germany)	73,244	4,981,664
FedEx Corp.	1,400	417,662
Nippon Express Co., Ltd. (Japan)	15,300	1,165,111
Nippon Yusen KK (Japan)	26,500	1,342,950
Norfolk Southern Corp.	3,200	849,312
Old Dominion Freight Line, Inc.	21,600	5,482,080
Ryder System, Inc.	13,100	973,723
Southwest Airlines Co.(NON)	117,611	6,243,968
Union Pacific Corp.	63,466	13,958,077
United Parcel Service, Inc. Class B	8,900	1,850,933
Yamato Holdings Co., Ltd. (Japan)	22,700	645,682

		47,511,450
Utilities and power (1.9%)
AES Corp. (The)	18,400	479,688
AGL Energy, Ltd. (Australia)	80,102	492,595
Ameren Corp.	28,562	2,286,102
American Electric Power Co., Inc.	96,320	8,147,709
CLP Holdings, Ltd. (Hong Kong)	161,000	1,592,520
E.ON SE (Germany)	35,870	414,865
Edison International	43,400	2,509,388
Electricite De France SA (France)	77,267	1,055,455
Energias de Portugal (EDP) SA (Portugal)	378,983	2,008,725
Entergy Corp.	17,500	1,744,750
Exelon Corp.	217,826	9,651,870
Fortum OYJ (Finland)	57,607	1,588,833
Kinder Morgan, Inc.	156,500	2,852,995
NRG Energy, Inc.	213,227	8,593,048
Public Service Enterprise Group, Inc.	42,900	2,562,846
Southern Co. (The)	103,300	6,250,683
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)	13,140	15,111
Tokyo Gas Co., Ltd. (Japan)	28,500	537,906

		52,785,089

Total common stocks (cost $1,293,458,539)		$1,921,663,785

CORPORATE BONDS AND NOTES (14.2%)(a)
	Principal amount	Value
Basic materials (0.7%)
Allegheny Technologies, Inc. sr. unsec. unsub. notes 7.875%, 8/15/23	$255,000	$279,225
ArcelorMittal SA sr. unsec. unsub. notes 7.25%, 10/15/39 (France)	275,000	388,094
Beacon Roofing Supply, Inc. 144A company guaranty sr. notes 4.50%, 11/15/26	80,000	83,950
Beacon Roofing Supply, Inc. 144A sr. unsec. unsub. notes 4.125%, 5/15/29	90,000	89,770
Big River Steel, LLC/BRS Finance Corp. 144A sr. notes 6.625%, 1/31/29	240,000	264,300
Boise Cascade Co. 144A company guaranty sr. unsec. notes 4.875%, 7/1/30	180,000	191,259
Builders FirstSource, Inc. 144A sr. notes 6.75%, 6/1/27	176,000	188,540
BWAY Holding Co. 144A sr. unsec. notes 7.25%, 4/15/25	205,000	200,900
CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43	255,000	300,581
CF Industries, Inc. 144A company guaranty sr. notes 4.50%, 12/1/26	1,321,000	1,516,277
Coeur Mining, Inc. 144A company guaranty sr. unsec. notes 5.125%, 2/15/29	230,000	227,700
Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 6.75%, 12/1/27	360,000	387,000
Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4.875%, 7/15/24	95,000	98,325
Constellium NV 144A company guaranty sr. unsec. notes 5.875%, 2/15/26 (France)	250,000	257,500
CP Atlas Buyer, Inc. 144A sr. unsec. notes 7.00%, 12/1/28	100,000	103,625
CVR Partners LP/CVR Nitrogen Finance Corp. 144A company guaranty sr. notes 6.125%, 6/15/28	45,000	46,125
First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7.50%, 4/1/25 (Canada)	460,000	477,250
First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 6.875%, 3/1/26 (Canada)	390,000	407,983
FMG Resources August 2006 Pty, Ltd. 144A company guaranty sr. unsec. bonds 4.375%, 4/1/31 (Australia)	230,000	246,061
Freeport-McMoRan, Inc. company guaranty sr. unsec. bonds 4.625%, 8/1/30 (Indonesia)	120,000	131,400
Freeport-McMoRan, Inc. company guaranty sr. unsec. notes 4.375%, 8/1/28 (Indonesia)	265,000	279,906
Freeport-McMoRan, Inc. company guaranty sr. unsec. unsub. notes 5.45%, 3/15/43 (Indonesia)	145,000	177,236
GCP Applied Technologies, Inc. 144A sr. unsec. notes 5.50%, 4/15/26	505,000	519,418
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 2.50%, 9/1/30	1,288,000	1,284,853
Graphic Packaging International, LLC 144A company guaranty sr. unsec. notes 3.50%, 3/1/29	155,000	153,559
Herens Holdco SARL 144A company guaranty sr. notes 4.75%, 5/15/28 (Luxembourg)	200,000	199,000
HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 4.50%, 4/1/26 (Canada)	90,000	90,000
HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/1/29 (Canada)	60,000	63,900
Huntsman International, LLC sr. unsec. bonds 2.95%, 6/15/31	270,000	273,855
Huntsman International, LLC sr. unsec. notes 4.50%, 5/1/29	706,000	802,684
Ingevity Corp. 144A company guaranty sr. unsec. notes 3.875%, 11/1/28	195,000	194,025
Intelligent Packaging Holdco Issuer LP 144A sr. unsec. notes 9.00%, 1/15/26 (Canada)(PIK)	130,000	132,438
Intelligent Packaging, Ltd., Finco, Inc./Intelligent Packaging Ltd Co-Issuer, LL 144A sr. notes 6.00%, 9/15/28 (Canada)	185,000	192,400
International Flavors & Fragrances, Inc. sr. unsec. notes 4.45%, 9/26/28	575,000	664,842
International Flavors & Fragrances, Inc. 144A company guaranty sr. unsec. bonds 3.468%, 12/1/50	105,000	109,143
International Flavors & Fragrances, Inc. 144A sr. unsec. notes 2.30%, 11/1/30	324,000	322,171
Kraton Polymers, LLC 144A company guaranty sr. unsec. notes 4.25%, 12/15/25	240,000	244,800
Louisiana-Pacific Corp. 144A sr. unsec. notes 3.625%, 3/15/29	220,000	221,375
Mauser Packaging Solutions Holding Co. 144A sr. notes 8.50%, 4/15/24	75,000	77,625
Mauser Packaging Solutions Holding Co. 144A sr. notes 5.50%, 4/15/24	60,000	60,600
Mercer International, Inc. sr. unsec. notes 5.50%, 1/15/26 (Canada)	235,000	241,460
Mercer International, Inc. 144A sr. unsec. notes 5.125%, 2/1/29 (Canada)	135,000	138,915
NOVA Chemicals Corp. 144A sr. unsec. sub. notes 4.25%, 5/15/29 (Canada)	110,000	111,100
Novelis Corp. 144A company guaranty sr. unsec. bonds 5.875%, 9/30/26	430,000	447,309
Novelis Corp. 144A company guaranty sr. unsec. notes 4.75%, 1/30/30	160,000	168,000
Nutrien, Ltd. sr. unsec. bonds 5.25%, 1/15/45 (Canada)	150,000	199,775
Nutrien, Ltd. sr. unsec. bonds 4.125%, 3/15/35 (Canada)	727,000	830,050
Nutrien, Ltd. sr. unsec. sub. bonds 4.20%, 4/1/29 (Canada)	347,000	399,097
Packaging Corp. of America sr. unsec. unsub. notes 4.50%, 11/1/23	300,000	324,167
SCIH Salt Holdings, Inc. 144A sr. notes 4.875%, 5/1/28	90,000	89,989
SCIH Salt Holdings, Inc. 144A sr. unsec. notes 6.625%, 5/1/29	170,000	170,425
Sherwin-Williams Co. (The) sr. unsec. unsub. bonds 3.45%, 6/1/27	570,000	628,657
Sherwin-Williams Co. (The) sr. unsec. unsub. notes 2.75%, 6/1/22	14,000	14,272
Taseko Mines, Ltd. 144A company guaranty sr. notes 7.00%, 2/15/26 (Canada)	210,000	218,925
TMS International Holding Corp. 144A sr. unsec. notes 6.25%, 4/15/29	275,000	288,750
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 144A company guaranty sr. unsec. notes 5.125%, 4/1/29 (Luxembourg)	260,000	265,850
Tronox, Inc. 144A company guaranty sr. unsec. notes 4.625%, 3/15/29	170,000	171,697
United States Steel Corp. sr. unsec. notes 6.875%, 3/1/29	230,000	246,100
Univar Solutions USA, Inc. 144A company guaranty sr. unsec. notes 5.125%, 12/1/27	260,000	273,325
Victors Merger Corp. 144A sr. unsec. notes 6.375%, 5/15/29	135,000	136,013
W.R. Grace & Co.-Conn. 144A company guaranty sr. unsec. notes 5.625%, 10/1/24	210,000	232,128
W.R. Grace & Co.-Conn. 144A company guaranty sr. unsec. notes 4.875%, 6/15/27	165,000	174,950
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30	690,000	976,163
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95%, 2/15/31	186,000	265,389
Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32(R)	202,000	291,493

		19,253,694
Capital goods (0.8%)
Adient Global Holdings, Ltd. 144A company guaranty sr. unsec. notes 4.875%, 8/15/26	200,000	205,846
Allison Transmission, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 1/30/31	120,000	117,944
Allison Transmission, Inc. 144A company guaranty sr. unsec. notes 4.75%, 10/1/27	350,000	363,570
Amsted Industries, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 7/1/27	170,000	179,138
Amsted Industries, Inc. 144A sr. unsec. bonds 4.625%, 5/15/30	170,000	174,250
ARD Finance SA 144A sr. notes Ser. REGS, 6.50%, 6/30/27 (Luxembourg)(PIK)	400,000	420,000
Ardagh Metal Packaging Finance USA, LLC/Ardagh Metal Packaging Finance PLC 144A sr. unsec. notes 4.00%, 9/1/29	200,000	198,315
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. sub. notes 4.125%, 8/15/26 (Ireland)	245,000	252,963
Berry Global, Inc. company guaranty unsub. notes 5.125%, 7/15/23	63,000	63,063
Berry Global, Inc. 144A company guaranty sr. notes 1.65%, 1/15/27	440,000	436,190
Berry Global, Inc. 144A company guaranty sr. unsub. notes 1.57%, 1/15/26	994,000	994,298
Boeing Co. (The) sr. unsec. bonds 5.93%, 5/1/60	844,000	1,165,445
Bombardier, Inc. 144A sr. unsec. notes 7.875%, 4/15/27 (Canada)	330,000	342,375
Bombardier, Inc. 144A sr. unsec. notes 7.50%, 3/15/25 (Canada)	60,000	61,701
Bombardier, Inc. 144A sr. unsec. notes 7.50%, 12/1/24 (Canada)	20,000	20,900
Bombardier, Inc. 144A sr. unsec. notes 7.125%, 6/15/26 (Canada)	135,000	141,345
CANPACK SA/Eastern PA Land Investment Holding, LLC 144A company guaranty sr. unsec. notes 3.125%, 11/1/25 (Poland)	265,000	269,638
Clarios Global LP 144A company guaranty sr. notes 6.75%, 5/15/25	144,000	153,357
Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7.375%, 12/15/26	150,000	183,750
Deere & Co. sr. unsec. unsub. notes 2.60%, 6/8/22	510,000	518,409
General Dynamics Corp. company guaranty sr. unsec. unsub. notes 2.25%, 11/15/22	245,000	250,186
GFL Environmental, Inc. 144A company guaranty sr. notes 3.50%, 9/1/28 (Canada)	140,000	138,950
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29 (Canada)	60,000	61,950
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.00%, 8/1/28 (Canada)	50,000	49,393
GFL Environmental, Inc. 144A sr. notes 5.125%, 12/15/26 (Canada)	235,000	248,611
Granite US Holdings Corp. 144A company guaranty sr. unsec. notes 11.00%, 10/1/27	215,000	239,725
Great Lakes Dredge & Dock Corp. 144A company guaranty sr. unsec. notes 5.25%, 6/1/29	120,000	123,612
Honeywell International, Inc. sr. unsec. bonds 3.812%, 11/21/47	315,000	376,669
Husky III Holding, Ltd. 144A sr. unsec. notes 13.00%, 2/15/25 (Canada)(PIK)	300,000	325,500
Johnson Controls International PLC sr. unsec. bonds 4.95%, 7/2/64	515,000	696,130
Johnson Controls International PLC sr. unsec. unsub. bonds 4.50%, 2/15/47	418,000	524,476
L3Harris Technologies, Inc. sr. unsec. bonds 1.80%, 1/15/31	145,000	140,606
L3Harris Technologies, Inc. sr. unsec. notes 3.85%, 12/15/26	491,000	550,690
L3Harris Technologies, Inc. sr. unsec. sub. notes 4.40%, 6/15/28	368,000	427,194
Madison IAQ, LLC 144A sr. notes 4.125%, 6/30/28	120,000	121,200
Madison IAQ, LLC 144A sr. unsec. notes 5.875%, 6/30/29	240,000	244,200
Northrop Grumman Corp. sr. unsec. unsub. notes 3.25%, 1/15/28	1,165,000	1,272,467
Oshkosh Corp. sr. unsec. sub. notes 4.60%, 5/15/28	391,000	449,349
Otis Worldwide Corp. sr. unsec. notes 2.565%, 2/15/30	320,000	331,407
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. notes 6.25%, 5/15/26	90,000	95,878
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. unsec. notes 8.50%, 5/15/27	255,000	278,001
Park-Ohio Industries, Inc. company guaranty sr. unsec. notes 6.625%, 4/15/27	335,000	340,963
Raytheon Technologies Corp. sr. unsec. bonds 4.875%, 10/15/40 (acquired 6/8/20, cost $165,658)(RES)	135,000	170,758
Raytheon Technologies Corp. sr. unsec. notes 2.50%, 12/15/22	1,245,000	1,276,723
Raytheon Technologies Corp. sr. unsec. unsub. notes 4.125%, 11/16/28	1,015,000	1,167,818
RBS Global, Inc./Rexnord, LLC 144A sr. unsec. notes 4.875%, 12/15/25	260,000	265,200
Sensata Technologies BV 144A company guaranty sr. unsec. notes 4.00%, 4/15/29	235,000	238,525
Staples, Inc. 144A sr. notes 7.50%, 4/15/26	535,000	554,118
Stevens Holding Co, Inc. 144A company guaranty sr. unsec. notes 6.125%, 10/1/26	340,000	364,650
Terex Corp. 144A company guaranty sr. unsec. notes 5.00%, 5/15/29	115,000	119,888
Titan Acquisition, Ltd./Titan Co-Borrower, LLC 144A sr. unsec. notes 7.75%, 4/15/26 (Canada)	30,000	31,088
TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.375%, 6/15/26	180,000	186,475
TransDigm, Inc. company guaranty sr. unsec. sub.notes 5.50%, 11/15/27	310,000	323,175
TransDigm, Inc. 144A company guaranty sr. notes 6.25%, 3/15/26	545,000	574,975
TransDigm, Inc. 144A company guaranty sr. unsec. sub. notes 4.875%, 5/1/29	235,000	237,233
TransDigm, Inc. 144A company guaranty sr. unsec. sub. notes 4.625%, 1/15/29	155,000	155,054
Vertical Holdco GmbH 144A company guaranty sr. unsec. notes 7.625%, 7/15/28 (Germany)	200,000	217,038
Waste Connections, Inc. sr. unsec. sub. bonds 3.50%, 5/1/29	585,000	643,912
Waste Pro USA, Inc. 144A sr. unsec. notes 5.50%, 2/15/26	455,000	469,674
WESCO Distribution, Inc. 144A company guaranty sr. unsec. unsub. notes 7.25%, 6/15/28	240,000	267,324
WESCO Distribution, Inc. 144A company guaranty sr. unsec. unsub. notes 7.125%, 6/15/25	120,000	129,684
ZF North America Capital, Inc. 144A company guaranty sr. unsec. unsub. notes 4.50%, 4/29/22 (Germany)	156,000	159,510

		21,102,476
Communication services (1.8%)
Altice France Holding SA 144A company guaranty sr. sub. notes 10.50%, 5/15/27 (Luxembourg)	255,000	283,369
Altice France Holding SA 144A company guaranty sr. unsec. notes 6.00%, 2/15/28 (Luxembourg)	375,000	373,425
Altice France SA 144A company guaranty sr. notes 7.375%, 5/1/26 (France)	200,000	207,986
Altice France SA 144A company guaranty sr. notes 5.50%, 1/15/28 (France)	200,000	207,500
Altice France SA 144A company guaranty sr. notes 5.125%, 7/15/29 (France)	200,000	200,980
American Tower Corp. sr. unsec. bonds 2.70%, 4/15/31(R)	2,056,000	2,120,363
American Tower Corp. sr. unsec. notes 2.90%, 1/15/30(R)	445,000	468,229
American Tower Corp. sr. unsec. sub. notes 2.75%, 1/15/27(R)	990,000	1,047,308
AT&T, Inc. sr. unsec. unsub. bonds 2.25%, 2/1/32	236,000	231,625
AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46	1,125,000	1,366,341
AT&T, Inc. 144A sr. unsec. bonds 3.55%, 9/15/55	3,010,000	3,020,092
AT&T, Inc. 144A sr. unsec. unsub. bonds 2.55%, 12/1/33	2,977,000	2,949,141
CCO Holdings, LLC/CCO Holdings Capital Corp. sr. unsec. bonds 4.50%, 5/1/32	165,000	170,981
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. bonds 5.50%, 5/1/26	335,000	346,357
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 5.375%, 6/1/29	865,000	945,532
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 4.75%, 3/1/30	175,000	185,063
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 4.50%, 8/15/30	115,000	119,740
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 5.75%, 2/15/26	54,000	55,812
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. notes 3.75%, 2/15/28	380,000	419,086
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 6.484%, 10/23/45	1,097,000	1,510,768
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 4.80%, 3/1/50	730,000	838,441
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. sr. bonds 3.70%, 4/1/51	345,000	341,228
Comcast Corp. company guaranty sr. unsec. unsub. bonds 4.049%, 11/1/52	334,000	397,549
Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.999%, 11/1/49	329,000	387,431
Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.969%, 11/1/47	1,144,000	1,334,295
Comcast Corp. company guaranty sr. unsec. unsub. bonds 2.35%, 1/15/27	885,000	928,263
Comcast Corp. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/35	110,000	159,994
Comcast Corp. company guaranty sr. unsec. unsub. notes 3.375%, 2/15/25	945,000	1,025,177
Comcast Corp. company guaranty sr. unsec. unsub. notes 3.15%, 3/1/26	60,000	65,277
Comcast Corp. sr. unsec. bonds 3.45%, 2/1/50	593,000	639,898
CommScope Technologies, LLC 144A company guaranty sr. unsec. notes 6.00%, 6/15/25	84,000	85,785
Cox Communications, Inc. 144A company guaranty sr. unsec. bonds 2.95%, 10/1/50	690,000	653,621
Cox Communications, Inc. 144A sr. unsec. bonds 3.50%, 8/15/27	435,000	477,531
Crown Castle International Corp. sr. unsec. bonds 3.80%, 2/15/28(R)	530,000	588,873
Crown Castle International Corp. sr. unsec. bonds 3.65%, 9/1/27(R)	697,000	768,507
Crown Castle International Corp. sr. unsec. unsub. bonds 3.70%, 6/15/26(R)	670,000	736,491
CSC Holdings, LLC sr. unsec. unsub. bonds 5.25%, 6/1/24	470,000	509,341
CSC Holdings, LLC sr. unsec. unsub. notes 6.75%, 11/15/21	338,000	344,760
CSC Holdings, LLC 144A sr. unsec. bonds 5.75%, 1/15/30	200,000	207,750
CSC Holdings, LLC 144A sr. unsec. unsub. notes 7.50%, 4/1/28	415,000	455,463
Deutsche Telekom International Finance BV company guaranty sr. unsec. unsub. bonds 8.75%, 6/15/30 (Netherlands)	435,000	651,820
DISH DBS Corp. company guaranty sr. unsec. notes 7.75%, 7/1/26	270,000	305,775
DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.875%, 11/15/24	165,000	177,169
DISH DBS Corp. 144A company guaranty sr. unsec. notes 5.125%, 6/1/29	235,000	232,046
Equinix, Inc. sr. unsec. sub. notes 3.20%, 11/18/29(R)	396,000	424,751
Equinix, Inc. sr. unsec. sub. notes 2.90%, 11/18/26(R)	1,835,000	1,962,876
Frontier Communications Corp. 144A company guaranty sr. notes 5.875%, 10/15/27	120,000	128,550
Frontier Communications Corp. 144A notes 6.75%, 5/1/29	335,000	356,195
Intelsat Jackson Holdings SA 144A company guaranty sr. notes 8.00%, 2/15/24 (Luxembourg)	10,000	10,328
Intelsat Jackson Holdings SA 144A sr. unsec. notes 9.75%, 7/15/25 (Luxembourg) (In default)(NON)	495,000	287,100
Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 4.625%, 9/15/27	175,000	181,636
Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 4.25%, 7/1/28	240,000	243,542
Level 3 Financing, Inc. 144A company guaranty sr. unsec. unsub. notes 3.625%, 1/15/29	120,000	115,800
Quebecor Media, Inc. sr. unsec. unsub. notes 5.75%, 1/15/23 (Canada)	53,000	56,445
Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 3/15/43 (Canada)	510,000	587,057
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28	532,000	682,290
Sprint Corp. company guaranty sr. unsec. notes 7.625%, 3/1/26	255,000	311,100
Sprint Corp. company guaranty sr. unsec. sub. notes 7.875%, 9/15/23	878,000	997,475
Sprint Corp. company guaranty sr. unsec. sub. notes 7.25%, 9/15/21	385,000	390,690
Sprint Spectrum Co., LLC/Sprint Spectrum Co. II, LLC/Sprint Spectrum Co. III, LLC 144A company guaranty sr. notes 3.36%, 9/20/21	12,813	12,883
T-Mobile USA, Inc. company guaranty sr. bonds 2.25%, 11/15/31	1,315,000	1,297,208
T-Mobile USA, Inc. company guaranty sr. notes 3.875%, 4/15/30	130,000	145,317
T-Mobile USA, Inc. company guaranty sr. notes 3.75%, 4/15/27	1,362,000	1,505,010
T-Mobile USA, Inc. company guaranty sr. notes 2.55%, 2/15/31	436,000	440,883
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 2.875%, 2/15/31	155,000	153,838
T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.375%, 4/15/27	15,000	15,970
T-Mobile USA, Inc. company guaranty sr. unsec. notes 4.00%, 4/15/22	75,000	76,341
T-Mobile USA, Inc. company guaranty sr. unsec. notes 2.625%, 2/15/29	110,000	108,625
T-Mobile USA, Inc. company guaranty sr. unsec. unsub. bonds 4.75%, 2/1/28	245,000	262,456
T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 2/1/26	30,000	30,574
TCI Communications, Inc. sr. unsec. unsub. notes 7.125%, 2/15/28	400,000	535,089
Telefonica Emisiones SA company guaranty sr. unsec. bonds 4.895%, 3/6/48 (Spain)	1,535,000	1,838,058
Verizon Communications, Inc. sr. unsec. bonds 3.70%, 3/22/61	1,423,000	1,524,117
Verizon Communications, Inc. sr. unsec. notes 2.55%, 3/21/31	711,000	726,731
Verizon Communications, Inc. sr. unsec. unsub. bonds 5.25%, 3/16/37	720,000	944,480
Verizon Communications, Inc. sr. unsec. unsub. notes 4.40%, 11/1/34	815,000	967,749
Verizon Communications, Inc. sr. unsec. unsub. notes 4.329%, 9/21/28	2,437,000	2,835,547
Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5.00%, 7/15/22 (Canada)	340,000	353,600
Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%, 4/15/27 (Canada)	765,000	799,425
Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 3.625%, 6/15/29 (Canada)	170,000	173,351
Ziggo BV 144A company guaranty sr. notes 5.50%, 1/15/27 (Netherlands)	150,000	155,850

		50,181,120
Conglomerates (—%)
General Electric Co. jr. unsec. sub. FRN (BBA LIBOR USD 3 Month + 3.33%), 3.449%, perpetual maturity	322,000	315,560

		315,560
Consumer cyclicals (1.7%)
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)	540,000	592,650
Alimentation Couche-Tard, Inc. 144A sr. unsec. notes 2.95%, 1/25/30 (Canada)	328,000	340,331
Amazon.com, Inc. sr. unsec. notes 3.15%, 8/22/27	1,555,000	1,718,100
Amazon.com, Inc. sr. unsec. notes 2.50%, 11/29/22	932,000	957,857
Amazon.com, Inc. sr. unsec. unsub. notes 1.50%, 6/3/30	255,000	249,266
AMC Entertainment Holdings, Inc. 144A company guaranty sr. notes 10.50%, 4/15/25	90,000	97,650
American Builders & Contractors Supply Co., Inc. 144A sr. notes 4.00%, 1/15/28	120,000	122,965
American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 3.875%, 11/15/29	110,000	108,900
BCPE Ulysses Intermediate, Inc. 144A sr. unsec. notes 7.75%, 4/1/27(PIK)	355,000	363,875
Beasley Mezzanine Holdings LLC 144A company guaranty sr. notes 8.625%, 2/1/26	355,000	358,216
BMW US Capital, LLC 144A company guaranty sr. unsec. notes 3.95%, 8/14/28	536,000	612,404
BMW US Capital, LLC 144A company guaranty sr. unsec. notes 3.40%, 8/13/21	225,000	225,816
Boyd Gaming Corp. company guaranty sr. unsec. notes 4.75%, 12/1/27	120,000	124,200
Boyd Gaming Corp. 144A sr. unsec. bonds 4.75%, 6/15/31	235,000	243,813
Boyd Gaming Corp. 144A sr. unsec. notes 8.625%, 6/1/25	110,000	121,261
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6.25%, 9/15/27 (Canada)	110,000	116,188
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A sr. unsec. notes 5.00%, 6/15/29 (Canada)	240,000	241,800
Carriage Services, Inc. 144A company guaranty sr. unsec. notes 4.25%, 5/15/29	110,000	109,833
Cengage Learning, Inc. 144A sr. unsec. unsub. notes 9.50%, 6/15/24	275,000	281,531
Cinemark USA, Inc. 144A company guaranty sr. notes 8.75%, 5/1/25	50,000	54,750
Cinemark USA, Inc. 144A company guaranty sr. unsec. notes 5.875%, 3/15/26	245,000	256,380
Cinemark USA, Inc. 144A company guaranty sr. unsec. notes 5.25%, 7/15/28	255,000	261,375
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. notes 5.125%, 8/15/27	160,000	164,035
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. unsec. sub. notes 7.75%, 4/15/28	170,000	178,078
Clear Channel Outdoor Holdings, Inc. 144A sr. unsec. notes 7.50%, 6/1/29	175,000	181,184
Constellation Merger Sub, Inc. 144A sr. unsec. notes 8.50%, 9/15/25	370,000	364,121
CRC Escrow Issuer, LLC/CRC Finco, Inc. 144A company guaranty sr. unsec. notes 5.25%, 10/15/25	360,000	363,600
Diamond Sports Group, LLC/Diamond Sports Finance Co. 144A sr. notes 5.375%, 8/15/26	300,000	194,250
Diamond Sports Group, LLC/Diamond Sports Finance Co. 144A sr. unsec. notes 6.625%, 8/15/27	195,000	95,771
Dollar General Corp. sr. unsec. sub. notes 3.25%, 4/15/23	510,000	532,197
Ecolab, Inc. sr. unsec. unsub. bonds 2.70%, 11/1/26	1,680,000	1,799,752
Entercom Media Corp. 144A company guaranty notes 6.75%, 3/31/29	230,000	238,651
Entercom Media Corp. 144A company guaranty notes 6.50%, 5/1/27	195,000	202,800
Ford Motor Co. sr. unsec. unsub. notes 9.00%, 4/22/25	315,000	388,354
Ford Motor Credit Co., LLC sr. unsec. unsub. notes 5.125%, 6/16/25	715,000	787,394
Ford Motor Credit Co., LLC sr. unsec. unsub. notes 5.113%, 5/3/29	220,000	246,286
Ford Motor Credit Co., LLC sr. unsec. unsub. notes 4.271%, 1/9/27	240,000	257,136
Ford Motor Credit Co., LLC sr. unsec. unsub. notes 4.00%, 11/13/30	315,000	329,963
Full House Resorts, Inc. 144A company guaranty sr. notes 8.25%, 2/15/28	215,000	234,350
Garda World Security Corp. 144A sr. unsec. notes 6.00%, 6/1/29 (Canada)	170,000	168,725
Gartner, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 10/1/30	240,000	244,800
Gartner, Inc. 144A company guaranty sr. unsec. notes 3.625%, 6/15/29	60,000	60,900
General Motors Co. sr. unsec. bonds 5.95%, 4/1/49	245,000	333,515
General Motors Co. sr. unsec. bonds 5.20%, 4/1/45	95,000	117,417
General Motors Financial Co., Inc. company guaranty sr. unsec. notes 4.00%, 10/6/26	1,399,000	1,544,522
General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.30%, 7/13/25	288,000	318,279
General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/25	110,000	119,837
Global Payments, Inc. sr. unsec. notes 2.90%, 5/15/30	385,000	401,118
Global Payments, Inc. sr. unsec. unsub. notes 4.00%, 6/1/23	1,120,000	1,189,546
GW B-CR Security Corp. 144A sr. unsec. notes 9.50%, 11/1/27 (Canada)	292,000	323,390
Hanesbrands, Inc. 144A company guaranty sr. unsec. notes 5.375%, 5/15/25	95,000	100,581
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 5/15/24	150,000	159,000
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. company guaranty sr. unsec. notes 4.875%, 4/1/27	190,000	198,075
Home Depot, Inc. (The) sr. unsec. unsub. notes 2.625%, 6/1/22	795,000	811,290
Hyatt Hotels Corp. sr. unsec. unsub. notes 4.85%, 3/15/26	763,000	852,127
iHeartCommunications, Inc. company guaranty sr. notes 6.375%, 5/1/26	202,066	214,948
iHeartCommunications, Inc. company guaranty sr. unsec. notes 8.375%, 5/1/27	467,807	501,138
IHS Markit, Ltd. sr. unsec. sub. bonds 4.75%, 8/1/28 (United Kingdom)	240,000	282,901
IHS Markit, Ltd. 144A company guaranty notes 4.75%, 2/15/25 (United Kingdom)	1,820,000	2,036,126
IHS Markit, Ltd. 144A company guaranty sr. unsec. notes 4.00%, 3/1/26 (United Kingdom)	55,000	61,119
Interpublic Group of Cos., Inc. (The) sr. unsec. sub. bonds 4.65%, 10/1/28	1,663,000	1,953,225
Iron Mountain, Inc. 144A company guaranty sr. unsec. bonds 5.25%, 3/15/28(R)	105,000	109,888
Iron Mountain, Inc. 144A company guaranty sr. unsec. notes 4.875%, 9/15/27(R)	350,000	361,813
JELD-WEN, Inc. 144A company guaranty sr. unsec. notes 4.875%, 12/15/27	115,000	119,510
JELD-WEN, Inc. 144A sr. notes 6.25%, 5/15/25	95,000	101,175
L Brands, Inc. company guaranty sr. unsec. bonds 6.75%, perpetual maturity	125,000	156,563
L Brands, Inc. company guaranty sr. unsec. notes 7.50%, perpetual maturity	255,000	300,263
L Brands, Inc. 144A company guaranty sr. unsec. notes 9.375%, 7/1/25	50,000	64,625
L Brands, Inc. 144A company guaranty sr. unsec. unsub. bonds 6.625%, 10/1/30	110,000	127,325
LBM Acquisition, LLC 144A company guaranty sr. unsec. notes 6.25%, 1/15/29	170,000	171,309
Lennar Corp. company guaranty sr. unsec. unsub. notes 4.75%, 11/29/27	792,000	915,447
Levi Strauss & Co. 144A sr. unsec. sub. bonds 3.50%, 3/1/31	270,000	268,434
Lions Gate Capital Holdings, LLC 144A company guaranty sr. unsec. notes 5.50%, 4/15/29	325,000	341,656
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. notes 4.875%, 11/1/24	95,000	96,520
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 3/15/26	145,000	151,000
Live Nation Entertainment, Inc. 144A sr. notes 6.50%, 5/15/27	120,000	133,176
MajorDrive Holdings IV LLC 144A sr. unsec. notes 6.375%, 6/1/29	620,000	618,450
Masonite International Corp. 144A company guaranty sr. unsec. notes 5.375%, 2/1/28	90,000	95,371
Mattamy Group Corp. 144A sr. unsec. notes 5.25%, 12/15/27 (Canada)	330,000	344,850
Mattamy Group Corp. 144A sr. unsec. notes 4.625%, 3/1/30 (Canada)	250,000	255,375
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.75%, 4/1/29	170,000	176,800
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.375%, 4/1/26	45,000	46,688
Meredith Corp. company guaranty sr. unsec. notes 6.875%, 2/1/26	390,000	405,600
Meredith Corp. 144A company guaranty sr. unsec. notes 6.50%, 7/1/25	110,000	118,663
Moody's Corp. sr. unsec. bonds 2.55%, 8/18/60	435,000	385,471
Navistar International Corp. 144A sr. unsec. notes 6.625%, 11/1/25	260,000	268,614
NESCO Holdings II, Inc. 144A company guaranty notes 5.50%, 4/15/29	230,000	240,063
News Corp. 144A sr. unsec. notes 3.875%, 5/15/29	175,000	176,750
Nexstar Broadcasting, Inc. 144A sr. unsec. notes 4.75%, 11/1/28	120,000	123,300
Nexstar Escrow, Inc. 144A sr. unsec. notes 5.625%, 7/15/27	110,000	116,600
Nielsen Co. Luxembourg SARL (The) 144A company guaranty sr. unsec. notes 5.00%, 2/1/25 (Luxembourg)	170,000	174,888
Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. notes 5.625%, 10/1/28	170,000	179,535
Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. notes 4.50%, 7/15/29	125,000	125,350
Nielsen Finance, LLC/Nielsen Finance Co. 144A sr. unsec. bonds 4.75%, 7/15/31	125,000	125,313
Omnicom Group, Inc. company guaranty sr. unsec. unsub. notes 3.60%, 4/15/26	870,000	961,310
Penn National Gaming, Inc. 144A sr. unsec. notes 5.625%, 1/15/27	265,000	275,269
PM General Purchaser, LLC 144A sr. notes 9.50%, 10/1/28	380,000	400,300
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A company guaranty sr. notes 3.375%, 8/31/27	120,000	116,400
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A notes 6.25%, 1/15/28	230,000	244,663
PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7.875%, 6/15/32	315,000	453,600
Raptor Acquisition Corp./Raptor Co-Issuer, LLC 144A sr. notes 4.875%, 11/1/26	70,000	70,979
Realogy Group, LLC/Realogy Co-Issuer Corp. 144A company guaranty sr. unsec. notes 5.75%, 1/15/29	200,000	209,078
S&P Global, Inc. company guaranty sr. unsec. bonds 2.50%, 12/1/29	105,000	110,045
S&P Global, Inc. company guaranty sr. unsec. notes 1.25%, 8/15/30	200,000	189,303
S&P Global, Inc. company guaranty sr. unsec. unsub. notes 2.95%, 1/22/27	398,000	429,529
Sabre GLBL, Inc. 144A company guaranty sr. notes 9.25%, 4/15/25	290,000	344,761
Scientific Games International, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/15/29	375,000	423,000
Scientific Games International, Inc. 144A sr. unsec. notes 7.00%, 5/15/28	110,000	120,142
Scotts Miracle-Gro, Co. (The) company guaranty sr. unsec. notes 4.50%, 10/15/29	345,000	358,015
Scripps Escrow II, Inc. 144A sr. notes 3.875%, 1/15/29	130,000	128,964
Scripps Escrow II, Inc. 144A sr. unsec. bonds 5.375%, 1/15/31	140,000	139,558
Shift4 Payments, LLC/Shift4 Payments Finance Sub, Inc. 144A company guaranty sr. unsec. notes 4.625%, 11/1/26	245,000	255,719
Sinclair Television Group, Inc. 144A company guaranty sr. unsec. bonds 5.50%, 3/1/30	235,000	239,604
Sinclair Television Group, Inc. 144A sr. bonds 4.125%, 12/1/30	120,000	117,900
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. notes 4.00%, 7/15/28	370,000	381,100
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.50%, 7/1/29	105,000	114,419
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27	1,020,000	1,068,450
Six Flags Entertainment Corp. 144A company guaranty sr. unsec. bonds 5.50%, 4/15/27	155,000	160,425
Six Flags Theme Parks, Inc. 144A company guaranty sr. notes 7.00%, 7/1/25	240,000	258,648
Spanish Broadcasting System, Inc. 144A sr. notes 9.75%, 3/1/26	180,000	181,800
Spectrum Brands, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 10/1/29	115,000	121,900
Spectrum Brands, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 3/15/31	220,000	216,179
Square, Inc. 144A sr. unsec. bonds 3.50%, 6/1/31	770,000	776,738
Standard Industries, Inc. 144A sr. unsec. bonds 3.375%, 1/15/31	90,000	86,149
Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27	160,000	165,700
Standard Industries, Inc. 144A sr. unsec. notes 4.75%, 1/15/28	20,000	20,934
Station Casinos, LLC 144A sr. unsec. notes 4.50%, 2/15/28	230,000	233,920
SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A company guaranty sr. unsub. notes 5.875%, 5/15/25	205,000	202,438
Taylor Morrison Communities, Inc. 144A sr. unsec. bonds 5.125%, 8/1/30	50,000	54,194
Taylor Morrison Communities, Inc. 144A sr. unsec. notes 5.75%, 1/15/28	115,000	129,835
Terrier Media Buyer, Inc. 144A company guaranty sr. unsec. notes 8.875%, 12/15/27	350,000	378,438
Townsquare Media, Inc. 144A sr. notes 6.875%, 2/1/26	385,000	411,950
TRI Pointe Group, Inc./TRI Pointe Homes, Inc. company guaranty sr. unsec. unsub. notes 5.875%, 6/15/24	130,000	144,638
TWDC Enterprises 18 Corp. sr. unsec. notes 2.75%, 8/16/21	165,000	165,488
Univision Communications, Inc. 144A company guaranty sr. notes 9.50%, 5/1/25	135,000	148,838
Univision Communications, Inc. 144A company guaranty sr. notes 6.625%, 6/1/27	240,000	260,052
Univision Communications, Inc. 144A company guaranty sr. notes 4.50%, 5/1/29	120,000	120,900
Urban One, Inc. 144A company guaranty sr. notes 7.375%, 2/1/28	180,000	194,400
Valvoline, Inc. 144A company guaranty sr. unsec. unsub. notes 4.25%, 2/15/30	150,000	154,872
ViacomCBS, Inc. company guaranty sr. unsec. bonds 4.20%, 6/1/29	205,000	236,469
ViacomCBS, Inc. company guaranty sr. unsec. unsub. bonds 2.90%, 1/15/27	376,000	399,215
ViacomCBS, Inc. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/26	152,000	169,027
Victoria's Secret & Co. 144A sr. unsec. notes 4.625%, 7/15/29	70,000	70,000
Walt Disney Co. (The) company guaranty sr. unsec. bonds 7.75%, 12/1/45	382,000	672,472
Werner FinCo LP/Werner FinCo, Inc. 144A company guaranty sr. unsec. notes 8.75%, 7/15/25	310,000	323,175
White Cap Buyer, LLC 144A sr. unsec. notes 6.875%, 10/15/28	180,000	192,645
Wolverine World Wide, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 9/1/26	155,000	158,875
Wolverine World Wide, Inc. 144A company guaranty sr. unsec. notes 6.375%, 5/15/25	145,000	154,261
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A company guaranty sr. unsec. sub. notes 5.25%, 5/15/27	295,000	316,860
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A sr. unsec. bonds 5.125%, 10/1/29	295,000	311,594
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A sr. unsec. notes 7.75%, 4/15/25	70,000	75,425

		48,326,609
Consumer staples (0.7%)
1011778 BC ULC/New Red Finance, Inc. 144A bonds 4.00%, 10/15/30 (Canada)	160,000	154,800
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 4.375%, 1/15/28 (Canada)	170,000	172,338
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 3.875%, 1/15/28 (Canada)	210,000	212,363
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.875%, 2/15/30	70,000	74,656
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.625%, 1/15/27	310,000	324,245
Albertsons Cos., LLC/Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 7.50%, 3/15/26	200,000	219,500
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. bonds 5.55%, 1/23/49	525,000	721,792
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. bonds 4.60%, 4/15/48	1,199,000	1,463,791
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 4.75%, 1/23/29	629,000	749,305
Ascend Learning, LLC 144A sr. unsec. notes 6.875%, 8/1/25	280,000	283,903
Ascend Learning, LLC 144A sr. unsec. notes 6.875%, 8/1/25	130,000	132,438
Ashtead Capital, Inc. 144A bonds 4.25%, 11/1/29	255,000	274,125
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27	1,000,000	1,047,500
Brand Energy & Infrastructure Services, Inc. 144A sr. unsec. notes 8.50%, 7/15/25	85,000	86,422
CDW, LLC/CDW Finance Corp. company guaranty sr. unsec. notes 3.25%, 2/15/29	35,000	35,462
CVS Pass-Through Trust sr. notes 6.036%, 12/10/28	26,956	31,134
ERAC USA Finance, LLC 144A company guaranty sr. unsec. bonds 4.50%, 2/15/45	422,000	514,695
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37	390,000	581,829
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42	462,000	629,845
Fresh Market, Inc. (The) 144A company guaranty sr. notes 9.75%, 5/1/23	380,000	389,633
Golden Nugget, Inc. 144A company guaranty sr. unsec. sub. notes 8.75%, 10/1/25	195,000	205,748
Golden Nugget, Inc. 144A sr. unsec. notes 6.75%, 10/15/24	400,000	404,088
IRB Holding Corp. 144A company guaranty sr. notes 7.00%, 6/15/25	120,000	129,602
Keurig Dr Pepper, Inc. company guaranty sr. unsec. notes 2.25%, 3/15/31	1,299,000	1,309,548
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 4.597%, 5/25/28	559,000	656,322
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 4.75%, 6/1/27	140,000	146,475
Kraft Heinz Foods Co. company guaranty sr. unsec. bonds 4.375%, 6/1/46	456,000	516,739
Kraft Heinz Foods Co. company guaranty sr. unsec. notes 5.00%, 7/15/35	315,000	386,385
Kraft Heinz Foods Co. company guaranty sr. unsec. notes 3.00%, 6/1/26	205,000	218,312
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. notes 4.875%, 5/15/28	170,000	188,063
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 11/1/26	1,285,000	1,328,369
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 11/1/24	60,000	62,087
Match Group Holdings II, LLC 144A sr. unsec. notes 4.125%, 8/1/30	50,000	50,875
Match Group Holdings II, LLC 144A sr. unsec. bonds 5.00%, 12/15/27	241,000	253,351
Match Group Holdings II, LLC 144A sr. unsec. unsub. notes 4.625%, 6/1/28	773,000	803,819
Mondelez International Holdings Netherlands BV 144A company guaranty sr. unsec. notes 2.125%, 9/19/22 (Netherlands)	585,000	597,100
Mondelez International Holdings Netherlands BV 144A company guaranty sr. unsec. unsub. notes 2.00%, 10/28/21 (Netherlands)	200,000	200,844
Nestle Holdings, Inc. 144A company guaranty sr. unsec. notes 0.375%, 1/15/24	1,545,000	1,537,489
Netflix, Inc. sr. unsec. notes 6.375%, 5/15/29	115,000	146,884
Netflix, Inc. sr. unsec. notes 4.875%, 4/15/28	205,000	238,313
Netflix, Inc. sr. unsec. unsub. notes 5.875%, 11/15/28	390,000	478,698
Netflix, Inc. sr. unsec. unsub. notes 4.375%, 11/15/26	845,000	960,951
Netflix, Inc. 144A sr. unsec. bonds 5.375%, 11/15/29	125,000	151,825
Netflix, Inc. 144A sr. unsec. bonds 4.875%, 6/15/30	70,000	83,251
Newell Brands, Inc. sr. unsec. notes 4.875%, 6/1/25	135,000	149,344
Newell Brands, Inc. sr. unsec. unsub. notes 4.70%, 4/1/26	215,000	239,751
Rite Aid Corp. 144A company guaranty sr. notes 8.00%, 11/15/26	189,000	191,835
Rite Aid Corp. 144A company guaranty sr. unsec. sub. notes 7.50%, 7/1/25	134,000	135,675
TripAdvisor, Inc. 144A company guaranty sr. unsec. notes 7.00%, 7/15/25	215,000	231,340
VM Consolidated, Inc. 144A company guaranty sr. unsec. notes 5.50%, 4/15/29	240,000	244,200
Yum! Brands, Inc. sr. unsec. sub. bonds 3.625%, 3/15/31	120,000	119,400
Yum! Brands, Inc. 144A sr. unsec. bonds 4.75%, 1/15/30	115,000	124,489

		20,590,948
Energy (0.9%)
Antero Midstream Partners LP/Antero Midstream Finance Corp. 144A company guaranty sr. unsec. notes 7.875%, 5/15/26	130,000	145,289
Antero Resources Corp. 144A company guaranty sr. unsec. notes 8.375%, 7/15/26	145,000	164,938
Antero Resources Corp. 144A company guaranty sr. unsec. notes 7.625%, 2/1/29	130,000	144,300
Antero Resources Corp. 144A sr. unsec. notes 5.375%, 3/1/30	120,000	122,476
Apache Corp. sr. unsec. unsub. notes 5.10%, 9/1/40	125,000	130,938
Apache Corp. sr. unsec. unsub. notes 4.875%, 11/15/27	70,000	75,809
Apache Corp. sr. unsec. unsub. notes 4.375%, 10/15/28	145,000	154,353
Baytex Energy Corp. 144A company guaranty sr. unsec. sub. notes 5.625%, 6/1/24 (Canada)	90,000	90,675
BP Capital Markets America, Inc. company guaranty sr. unsec. notes 3.119%, 5/4/26	695,000	753,709
BP Capital Markets America, Inc. company guaranty sr. unsec. unsub. notes 3.937%, 9/21/28	77,000	87,774
BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 3.279%, 9/19/27 (United Kingdom)	875,000	958,239
Callon Petroleum Co. company guaranty sr. unsec. notes 6.125%, 10/1/24	290,000	285,879
Callon Petroleum Co. 144A company guaranty notes 9.00%, 4/1/25	110,000	119,900
Callon Petroleum Co. 144A company guaranty sr. unsec. notes 8.00%, 8/1/28	135,000	136,519
Cenovus Energy, Inc. sr. unsec. bonds 6.75%, 11/15/39 (Canada)	190,000	257,450
Centennial Resource Production, LLC 144A company guaranty sr. unsec. notes 6.875%, 4/1/27	170,000	173,844
Centennial Resource Production, LLC 144A company guaranty sr. unsec. notes 5.375%, 1/15/26	255,000	249,900
ChampionX corp. company guaranty sr. unsec. notes 6.375%, 5/1/26	216,000	226,238
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.125%, 6/30/27	499,000	580,231
Cheniere Energy Partners LP 144A company guaranty sr. unsec. bonds 4.00%, 3/1/31	175,000	182,875
Comstock Resources, Inc. 144A company guaranty sr. unsec. notes 7.50%, 5/15/25	55,000	57,063
Comstock Resources, Inc. 144A company guaranty sr. unsec. notes 5.875%, 1/15/30	240,000	244,800
Comstock Resources, Inc. 144A sr. unsec. notes 6.75%, 3/1/29	205,000	218,372
ConocoPhillips 144A company guaranty sr. unsec. notes 3.75%, 10/1/27	140,000	157,311
Continental Resources, Inc. company guaranty sr. unsec. bonds 4.90%, 6/1/44	175,000	197,750
Continental Resources, Inc. company guaranty sr. unsec. notes 4.375%, 1/15/28	205,000	226,781
Continental Resources, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 4/15/23	320,000	332,986
Continental Resources, Inc. 144A company guaranty sr. unsec. bonds 5.75%, 1/15/31	240,000	287,400
CrownRock LP/CrownRock Finance, Inc. 144A sr. unsec. notes 5.00%, 5/1/29	200,000	210,050
DCP Midstream Operating LP company guaranty sr. unsec. notes 5.625%, 7/15/27	115,000	130,525
DCP Midstream Operating LP 144A company guaranty sr. unsec. unsub. bonds 6.75%, 9/15/37	305,000	366,763
Devon Energy Corp. sr. unsec. unsub. bonds 7.95%, 4/15/32	170,000	241,488
Devon Energy Corp. sr. unsec. unsub. bonds 7.875%, 9/30/31	120,000	167,700
Devon Energy Corp. sr. unsec. unsub. bonds 5.60%, 7/15/41	95,000	117,465
Devon Energy Corp. 144A sr. unsec. notes 5.25%, 10/15/27	133,000	143,358
Diamondback Energy, Inc. company guaranty sr. unsec. notes 3.25%, 12/1/26	390,000	418,042
DT Midstream, Inc. 144A sr. unsec. bonds 4.375%, 6/15/31	95,000	97,070
DT Midstream, Inc. 144A sr. unsec. notes 4.125%, 6/15/29	70,000	71,073
Encino Acquisition Partners Holdings, LLC 144A company guaranty sr. unsec. notes 8.50%, 5/1/28	295,000	300,900
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28	400,000	426,500
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. notes 6.625%, 7/15/25	240,000	256,800
EnLink Midstream, LLC 144A company guaranty sr. unsec. notes 5.625%, 1/15/28	305,000	322,199
EOG Resources, Inc. sr. unsec. unsub. notes 2.625%, 3/15/23	915,000	944,475
EQT Corp. sr. unsec. notes 8.50%, 2/1/30	125,000	162,864
EQT Corp. sr. unsec. notes 5.00%, 1/15/29	25,000	27,874
Equinor ASA company guaranty sr. unsec. notes 5.10%, 8/17/40 (Norway)	235,000	312,699
Global Partners LP/GLP Finance Corp. company guaranty sr. unsec. notes 6.875%, 1/15/29	35,000	37,538
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.125%, 6/15/28	215,000	225,481
Hess Midstream Operations LP 144A company guaranty sr. unsec. sub. notes 5.625%, 2/15/26	445,000	464,135
Hilcorp Energy I LP/Hilcorp Finance Co. 144A sr. unsec. bonds 6.00%, 2/1/31	55,000	58,300
Hilcorp Energy I LP/Hilcorp Finance Co. 144A sr. unsec. notes 5.75%, 2/1/29	55,000	57,338
Holly Energy Partners LP/Holly Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.00%, 2/1/28	295,000	301,638
Indigo Natural Resources, LLC 144A sr. unsec. notes 5.375%, 2/1/29	445,000	465,025
ITT Holdings, LLC 144A sr. unsec. notes 6.50%, 8/1/29	260,000	264,875
MEG Energy Corp. 144A company guaranty sr. unsec. notes 5.875%, 2/1/29 (Canada)	30,000	31,425
MEG Energy Corp. 144A notes 6.50%, 1/15/25 (Canada)	208,000	215,020
Nabors Industries, Inc. company guaranty sr. unsec. notes 5.75%, 2/1/25	135,000	124,200
Nabors Industries, Inc. 144A company guaranty sr. unsec. notes 9.00%, 2/1/25	73,000	76,650
Nabors Industries, Ltd. 144A company guaranty sr. unsec. notes 7.25%, 1/15/26	100,000	98,000
Northriver Midstream Finance LP 144A sr. notes 5.625%, 2/15/26 (Canada)	170,000	175,950
Oasis Petroleum, Inc. 144A company guaranty sr. unsec. notes 6.375%, 6/1/26	120,000	125,128
Occidental Petroleum Corp. sr. unsec. bonds 6.625%, 9/1/30	155,000	186,000
Occidental Petroleum Corp. sr. unsec. bonds 6.125%, 1/1/31	60,000	70,592
Occidental Petroleum Corp. sr. unsec. sub. bonds 6.20%, 3/15/40	290,000	327,909
Occidental Petroleum Corp. sr. unsec. sub. notes 6.45%, 9/15/36	390,000	466,284
Ovintiv, Inc. company guaranty sr. unsec. bonds 6.50%, 8/15/34	75,000	99,009
Ovintiv, Inc. company guaranty sr. unsec. unsub. bonds 7.375%, 11/1/31	205,000	272,180
Ovintiv, Inc. company guaranty sr. unsec. unsub. bonds 6.625%, 8/15/37	75,000	100,071
Ovintiv, Inc. company guaranty sr. unsec. unsub. notes 8.125%, 9/15/30	65,000	88,581
PBF Holding Co., LLC/PBF Finance Corp. 144A company guaranty sr. notes 9.25%, 5/15/25	195,000	196,441
Pertamina Persero PT 144A sr. unsec. unsub. notes 4.30%, 5/20/23 (Indonesia)	200,000	212,507
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.25%, 3/17/24 (Brazil)	97,000	109,489
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.60%, 1/3/31 (Brazil)	634,000	710,080
Petroleos de Venezuela SA company guaranty sr. unsec. bonds Ser. REGS, 6.00%, 11/15/26 (Venezuela) (In default)(NON)	575,000	23,719
Petroleos de Venezuela SA company guaranty sr. unsec. unsub. notes 5.375%, 4/12/27 (Venezuela) (In default)(NON)	3,000	124
Petroleos Mexicanos company guaranty sr. unsec. unsub. FRB 7.69%, 1/23/50 (Mexico)	335,000	322,438
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.84%, 1/23/30 (Mexico)	1,635,000	1,684,868
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 7.125%, 1/15/26 (Canada)	330,000	340,725
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 6.875%, 1/15/29 (Canada)	55,000	56,650
Rattler Midstream LP 144A company guaranty sr. unsec. notes 5.625%, 7/15/25	170,000	178,713
Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 4.50%, 11/1/23	57,000	61,061
Renewable Energy Group, Inc. 144A company guaranty sr. notes 5.875%, 6/1/28	75,000	78,656
Sabine Pass Liquefaction, LLC sr. bonds 4.20%, 3/15/28	260,000	293,626
Sabine Pass Liquefaction, LLC sr. notes 5.75%, 5/15/24	155,000	173,939
Sabine Pass Liquefaction, LLC sr. notes 5.00%, 3/15/27	234,000	270,210
Shell International Finance BV company guaranty sr. unsec. unsub. notes 2.875%, 5/10/26 (Netherlands)	1,240,000	1,339,194
SM Energy Co. sr. unsec. notes 6.625%, 1/15/27	100,000	102,750
SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26	195,000	198,413
SM Energy Co. sr. unsec. unsub. notes 6.50%, 7/15/28	190,000	195,225
SM Energy Co. 144A company guaranty notes 10.00%, 1/15/25	95,000	107,192
Spectra Energy Partners LP sr. unsec. notes 3.375%, 10/15/26	425,000	461,980
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 7.50%, 10/1/25	60,000	65,700
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 6.00%, 12/31/30	200,000	207,924
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.50%, 1/15/28	270,000	274,725
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. notes 6.875%, 1/15/29	70,000	78,864
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. notes 6.50%, 7/15/27	110,000	119,209
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. notes 5.50%, 3/1/30	70,000	76,976
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 5.00%, 1/15/28	125,000	131,875
Transcanada Trust company guaranty jr. unsec. sub. FRB 5.30%, 3/15/77 (Canada)	531,000	563,710
Transocean Pontus, Ltd. 144A company guaranty sr. notes 6.125%, 8/1/25 (Cayman Islands)	105,125	105,913
Transocean Poseidon, Ltd. 144A company guaranty sr. notes 6.875%, 2/1/27	175,000	175,875
Transocean, Inc. 144A company guaranty sr. unsec. notes 11.50%, 1/30/27	145,000	154,961
USA Compression Partners LP/USA Compression Finance Corp. company guaranty sr. unsec. notes 6.875%, 4/1/26	230,000	240,925
USA Compression Partners LP/USA Compression Finance Corp. company guaranty sr. unsec. unsub. notes 6.875%, 9/1/27	115,000	122,852
Viper Energy Partners LP 144A company guaranty sr. unsec. notes 5.375%, 11/1/27	70,000	72,920

		25,323,402
Financials (3.8%)
AG Issuer, LLC 144A sr. notes 6.25%, 3/1/28	215,000	226,541
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28	664,000	748,067
Air Lease Corp. sr. unsec. sub. notes 3.25%, 10/1/29	1,612,000	1,680,023
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. unsec. notes 6.75%, 10/15/27	295,000	310,033
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31	272,000	390,877
American Express Co. sr. unsec. notes 2.65%, 12/2/22	759,000	783,967
ANZ New Zealand Int'l, Ltd./London 144A company guaranty sr. unsec. notes 2.875%, 1/25/22 (United Kingdom)	1,735,000	1,760,730
Ares Capital Corp. sr. unsec. sub. notes 3.875%, 1/15/26	746,000	799,146
Aretec Escrow Issuer, Inc. 144A sr. unsec. notes 7.50%, 4/1/29	280,000	287,790
Australia & New Zealand Banking Group, Ltd. 144A unsec. sub. FRB 2.57%, 11/25/35 (Australia)	365,000	353,796
Australia & New Zealand Banking Group, Ltd./United Kingdom 144A jr. unsec. sub. FRB 6.75%, perpetual maturity (United Kingdom)	200,000	235,126
Banco Santander SA sr. unsec. unsub. notes 4.379%, 4/12/28 (Spain)	600,000	683,871
Banco Santander SA unsec. sub. notes 5.179%, 11/19/25 (Spain)	400,000	457,456
Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity	478,000	535,360
Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%, perpetual maturity	30,000	33,975
Bank of America Corp. sr. unsec. FRN Ser. MTN, 2.496%, 2/13/31	720,000	735,115
Bank of America Corp. sr. unsec. unsub. bonds Ser. MTN, 3.248%, 10/21/27	2,720,000	2,950,492
Bank of America Corp. unsec. sub. FRN (BBA LIBOR USD 3 Month + 0.76%), 0.879%, 9/15/26	125,000	124,256
Bank of America Corp. unsec. sub. notes 6.11%, 1/29/37	1,722,000	2,361,029
Bank of Nova Scotia (The) sr. unsec. notes 2.00%, 11/15/22 (Canada)	777,000	794,567
Bank of Nova Scotia (The) sr. unsec. unsub. notes 2.70%, 3/7/22 (Canada)	174,000	176,815
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. bonds 2.85%, 10/15/50	860,000	858,452
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. notes 4.30%, 5/15/43	190,000	236,763
Blackstone Holdings Finance Co., LLC 144A company guaranty sr. unsec. unsub. bonds 1.60%, 3/30/31	270,000	256,431
BNP Paribas SA 144A unsec. sub. FRB 2.588%, 8/12/35 (France)	700,000	683,839
BPCE SA 144A unsec. sub. notes 4.50%, 3/15/25 (France)	632,000	696,336
Camden Property Trust sr. unsec. unsub. notes 4.875%, 6/15/23(R)	390,000	417,230
Cantor Fitzgerald LP 144A unsec. notes 6.50%, 6/17/22	331,000	349,086
CIT Group, Inc. sr. unsec. sub. notes 5.00%, 8/1/23	43,000	46,494
CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/7/25	1,305,000	1,468,125
CIT Group, Inc. sr. unsec. unsub. notes 5.00%, 8/15/22	68,000	71,060
Citigroup, Inc. jr. unsec. sub. FRN 3.875%, perpetual maturity	668,000	686,370
Citigroup, Inc. sr. unsec. FRB 3.668%, 7/24/28	3,154,000	3,474,465
Citigroup, Inc. sr. unsec. unsub. FRB 3.887%, 1/10/28	721,000	802,434
Citigroup, Inc. sr. unsec. unsub. notes 4.50%, 1/14/22	726,000	742,536
Citigroup, Inc. sr. unsec. unsub. notes 2.90%, 12/8/21	488,000	492,628
Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46	445,000	566,362
Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27	520,000	594,098
Citigroup, Inc. unsec. sub. notes 4.60%, 3/9/26	400,000	455,280
CNO Financial Group, Inc. sr. unsec. notes 5.25%, 5/30/29	210,000	249,581
CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25	195,000	221,138
Commonwealth Bank of Australia 144A sr. unsec. notes 3.15%, 9/19/27 (Australia)	1,285,000	1,403,308
Commonwealth Bank of Australia 144A unsec. sub. notes 2.688%, 3/11/31 (Australia)	270,000	269,932
Credit Agricole SA 144A unsec. sub. FRN 4.00%, 1/10/33 (France)	560,000	607,600
Credit Suisse AG/New York, NY sr. unsec. notes 2.80%, 4/8/22	720,000	733,933
Credit Suisse Group AG 144A jr. unsec. sub. FRN 6.25%, perpetual maturity (Switzerland)	631,000	690,945
Credit Suisse Group AG 144A sr. unsec. bonds 3.869%, 1/12/29 (Switzerland)	342,000	376,601
Credit Suisse Group AG 144A sr. unsec. FRN 2.193%, 6/5/26 (Switzerland)	1,375,000	1,406,039
Danske Bank A/S 144A sr. unsec. notes 2.70%, 3/2/22 (Denmark)	1,620,000	1,645,680
Deutsche Bank AG sr. unsec. unsub. notes 1.686%, 3/19/26 (Germany)	1,745,000	1,761,553
Deutsche Bank AG unsec. sub. FRB 3.729%, 1/14/32 (Germany)	750,000	763,224
Digital Realty Trust LP company guaranty sr. unsec. bonds 4.45%, 7/15/28(R)	568,000	657,726
Digital Realty Trust LP company guaranty sr. unsec. notes 4.75%, 10/1/25(R)	1,305,000	1,483,437
Diversified Healthcare Trust company guaranty sr. unsec. notes 9.75%, 6/15/25(R)	480,000	531,545
DNB Bank ASA 144A sr. unsec. notes 2.15%, 12/2/22 (Norway)	1,435,000	1,472,447
Dresdner Funding Trust I 144A jr. unsec. sub. notes 8.151%, 6/30/31	125,000	178,750
Empire Communities Corp. 144A sr. unsec. notes 7.00%, 12/15/25 (Canada)	85,000	89,463
ESH Hospitality, Inc. 144A company guaranty sr. unsec. notes 5.25%, 5/1/25(R)	205,000	208,844
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)	1,404,000	1,615,058
Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4.875%, 8/13/24	245,000	268,728
Five Corners Funding Trust 144A sr. unsec. bonds 4.419%, 11/15/23	445,000	484,661
Freedom Mortgage Corp. 144A sr. unsec. notes 8.25%, 4/15/25	195,000	203,531
Freedom Mortgage Corp. 144A sr. unsec. notes 8.125%, 11/15/24	185,000	191,244
Freedom Mortgage Corp. 144A sr. unsec. notes 6.625%, 1/15/27	120,000	120,750
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 5.25%, 6/1/25	195,000	219,502
goeasy, Ltd. 144A company guaranty sr. unsec. notes 5.375%, 12/1/24 (Canada)	70,000	72,202
goeasy, Ltd. 144A company guaranty sr. unsec. notes 4.375%, 5/1/26 (Canada)	135,000	137,700
Goldman Sachs Group, Inc. (The) sr. unsec. FRB 4.223%, 5/1/29	1,454,000	1,658,281
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 5.75%, 1/24/22	917,000	945,362
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 3.85%, 1/26/27	2,755,000	3,035,770
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 2.60%, 2/7/30	386,000	399,369
Goldman Sachs Group, Inc. (The) unsec. sub. notes 6.75%, 10/1/37	164,000	238,789
Home Point Capital, Inc. 144A company guaranty sr. unsec. notes 5.00%, 2/1/26	110,000	102,575
HUB International, Ltd. 144A sr. unsec. notes 7.00%, 5/1/26	290,000	300,756
Huntington Bancshares, Inc. unsec. notes 4.35%, 2/4/23	745,000	787,850
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.75%, 2/1/24	150,000	153,215
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.25%, 5/15/26	215,000	228,115
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5.25%, 5/15/27	140,000	144,549
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 144A company guaranty sr. unsec. notes 5.25%, 5/15/27	50,000	51,625
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 144A company guaranty sr. unsec. notes 4.375%, 2/1/29	115,000	114,425
Intercontinental Exchange, Inc. sr. unsec. bonds 2.65%, 9/15/40	954,000	914,285
Intercontinental Exchange, Inc. sr. unsec. bonds 1.85%, 9/15/32	479,000	453,309
International Lease Finance Corp. sr. unsec. unsub. notes 5.875%, 8/15/22	110,000	116,324
Intesa Sanpaolo SpA 144A unsec. sub. bonds 4.198%, 6/1/32 (Italy)	810,000	832,998
iStar, Inc. sr. unsec. notes 5.50%, 2/15/26(R)	195,000	204,263
iStar, Inc. sr. unsec. notes 4.75%, 10/1/24(R)	320,000	336,800
iStar, Inc. sr. unsec. notes 4.25%, 8/1/25(R)	250,000	257,188
JPMorgan Chase & Co. jr. unsec. bonds 6.10%, perpetual maturity	252,000	275,625
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. HH, 4.60%, perpetual maturity	1,458,000	1,510,926
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. W, (BBA LIBOR USD 3 Month + 1.00%), 1.156%, 5/15/47	784,000	673,456
JPMorgan Chase & Co. jr. unsec. sub. FRN 3.65%, perpetual maturity	149,000	149,209
JPMorgan Chase & Co. sr. unsec. unsub. FRB 3.964%, 11/15/48	2,792,000	3,276,369
JPMorgan Chase & Co. unsec. sub. bonds 3.625%, 12/1/27	3,080,000	3,384,442
JPMorgan Chase & Co. unsec. sub. FRB 2.956%, 5/13/31	220,000	231,111
JPMorgan Chase & Co. unsec. sub. notes 3.375%, 5/1/23	1,432,000	1,507,401
KKR Group Finance Co. III, LLC 144A company guaranty sr. unsec. unsub. bonds 5.125%, 6/1/44	340,000	442,562
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29(R)	120,000	120,000
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A company guaranty sr. unsec. unsub. notes 5.25%, 10/1/25(R)	65,000	66,138
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A sr. unsec. notes 4.25%, 2/1/27(R)	230,000	229,713
Lloyds Banking Group PLC unsec. sub. notes 4.65%, 3/24/26 (United Kingdom)	445,000	503,769
Marsh & McLennan Cos., Inc. sr. unsec. sub. bonds 4.90%, 3/15/49	425,000	580,075
Marsh & McLennan Cos., Inc. sr. unsec. sub. notes 4.375%, 3/15/29	467,000	547,397
MetLife Capital Trust IV 144A jr. unsec. sub. notes 7.875%, 12/15/37	300,000	417,750
Metropolitan Life Global Funding I 144A notes 2.40%, 6/17/22	900,000	918,597
Metropolitan Life Global Funding I 144A sr. notes 3.00%, 1/10/23	130,000	135,162
Mitsubishi UFJ Financial Group, Inc. sr. unsec. notes 3.535%, 7/26/21 (Japan)	1,458,000	1,461,015
Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub. notes 3.85%, 3/1/26 (Japan)	575,000	642,807
Morgan Stanley sr. unsec. unsub. FRN Ser. GMTN, 3.772%, 1/24/29	3,065,000	3,439,934
Morgan Stanley sr. unsec. unsub. notes 4.375%, 1/22/47	965,000	1,208,847
Morgan Stanley sr. unsec. unsub. notes Ser. GMTN, 5.50%, 7/28/21	522,000	524,001
Morgan Stanley sr. unsec. unsub. notes Ser. GMTN, 3.125%, 1/23/23	2,511,000	2,618,004
National Australia Bank, Ltd./New York, NY sr. unsec. notes 2.80%, 1/10/22 (Australia)	450,000	456,259
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 6.00%, 1/15/27	110,000	113,991
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.50%, 8/15/28	195,000	196,585
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.125%, 12/15/30	70,000	69,650
NatWest Group PLC sr. unsec. unsub. FRB 4.892%, 5/18/29 (United Kingdom)	365,000	426,394
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 4.875%, 4/15/45	305,000	353,693
New York Life Global Funding 144A notes 1.10%, 5/5/23	2,200,000	2,228,715
OneMain Finance Corp. company guaranty sr. unsec. notes 8.875%, 6/1/25	60,000	66,521
OneMain Finance Corp. company guaranty sr. unsec. sub. notes 7.125%, 3/15/26	105,000	122,295
OneMain Finance Corp. company guaranty sr. unsec. sub. notes 6.625%, 1/15/28	120,000	137,563
OneMain Finance Corp. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/25	170,000	191,862
OneMain Finance Corp. company guaranty sr. unsec. unsub. notes 5.375%, 11/15/29	245,000	266,496
OneMain Finance Corp. company guaranty sr. unsec. notes 4.00%, 9/15/30	115,000	113,994
PennyMac Financial Services, Inc. 144A company guaranty sr. unsec. notes 5.375%, 10/15/25	230,000	242,075
PennyMac Financial Services, Inc. 144A company guaranty sr. unsec. notes 4.25%, 2/15/29	60,000	57,805
PHH Mortgage Corp. 144A company guaranty sr. notes 7.875%, 3/15/26	355,000	366,928
PNC Bank NA sr. unsec. FRN 2.028%, 12/9/22	1,045,000	1,052,559
PNC Financial Services Group, Inc. (The) sr. unsec. notes 3.30%, 3/8/22	227,000	231,163
Prologis LP sr. unsec. unsub. notes 2.25%, 4/15/30(R)	254,000	259,436
Prologis LP sr. unsec. unsub. notes 2.125%, 4/15/27(R)	106,000	110,482
Provident Funding Associates LP/PFG Finance Corp. 144A sr. unsec. notes 6.375%, 6/15/25	285,000	288,563
Prudential Financial, Inc. jr. unsec. sub. FRN 5.20%, 3/15/44	240,000	258,300
Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%, 1/27/26 (Canada)	615,000	704,604
Santander UK Group Holdings PLC 144A unsec. sub. notes 4.75%, 9/15/25 (United Kingdom)	635,000	711,352
Santander UK PLC 144A unsec. sub. notes 5.00%, 11/7/23 (United Kingdom)	241,000	263,283
Service Properties Trust company guaranty sr. unsec. unsub. notes 7.50%, 9/15/25(R)	80,000	90,576
Societe Generale SA 144A jr. unsec. sub. notes 5.375%, perpetual maturity (France)	690,000	732,664
Starwood Property Trust, Inc. sr. unsec. notes 4.75%, 3/15/25(R)	255,000	265,200
Sumitomo Mitsui Trust Bank, Ltd. 144A sr. unsec. notes 0.80%, 9/12/23 (Japan)	1,420,000	1,428,597
Svenska Handelsbanken AB 144A sr. unsec. notes 0.625%, 6/30/23 (Sweden)	290,000	291,307
Swiss Re Treasury US Corp. 144A company guaranty sr. unsec. notes 4.25%, 12/6/42	385,000	471,605
Toronto-Dominion Bank (The) sr. unsec. unsub. notes Ser. MTN, 1.90%, 12/1/22 (Canada)	1,792,000	1,832,146
Toronto-Dominion Bank (The) unsec. sub. FRB 3.625%, 9/15/31 (Canada)	965,000	1,069,247
Truist Bank unsec. sub. FRN Ser. BKNT, 2.636%, 9/17/29	540,000	565,429
Truist Financial Corp. jr. unsec. sub. FRB Ser. N, 4.80%, 9/1/24	411,000	431,550
U.S. Bancorp sr. unsec. unsub. notes Ser. V, 2.625%, 1/24/22	506,000	511,904
U.S. Bancorp unsec. sub. notes unsec. sub. notes Ser. MTN, 2.95%, 7/15/22	382,000	391,922
UBS AG/London 144A sr. unsec. notes 1.75%, 4/21/22 (United Kingdom)	1,080,000	1,092,094
UBS Group AG 144A sr. unsec. notes 3.491%, 5/23/23 (Switzerland)	2,720,000	2,793,429
UBS Group Funding Jersey, Ltd. 144A company guaranty sr. unsec. notes 4.125%, 4/15/26 (Switzerland)	395,000	442,118
UBS Group Funding Switzerland AG company guaranty jr. unsec. sub. FRN Ser. REGS, 6.875%, perpetual maturity (Switzerland)	581,000	662,884
USIS Merger Sub, Inc. 144A sr. unsec. notes 6.875%, 5/1/25	235,000	237,945
Wells Fargo & Co. jr. unsec. sub. FRB Ser. U, 5.875%, perpetual maturity	302,000	338,618
Wells Fargo & Co. jr. unsec. sub. FRN 3.90%, perpetual maturity	257,000	266,072
Westpac Banking Corp. sr. unsec. unsub. notes 2.00%, 8/19/21 (Australia)	550,000	551,309
Westpac Banking Corp. unsec. sub. bonds 4.421%, 7/24/39 (Australia)	122,000	144,336
Westpac Banking Corp. unsec. sub. bonds 2.963%, 11/16/40 (Australia)	666,000	654,353

		108,088,174
Health care (1.4%)
AbbVie, Inc. sr. unsec. notes 3.20%, 11/21/29	3,605,000	3,915,190
AbbVie, Inc. sr. unsec. sub. notes 3.80%, 3/15/25 (acquired 5/12/20, cost $687,099)(RES)	640,000	700,062
Air Methods Corp. 144A sr. unsec. notes 8.00%, 5/15/25	260,000	245,700
Amgen, Inc. sr. unsec. bonds 4.663%, 6/15/51	552,000	711,921
Amgen, Inc. sr. unsec. unsub. notes 2.60%, 8/19/26	794,000	843,026
Bausch Health Americas, Inc. 144A sr. unsec. notes 8.50%, 1/31/27	265,000	288,188
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/30/29	215,000	219,711
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 7.00%, 1/15/28	105,000	108,150
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 6.25%, 2/15/29	170,000	168,139
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/15/25	300,000	307,500
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 5.00%, 2/15/29	100,000	93,250
Bausch Health Cos., Inc. 144A sr. notes 4.875%, 6/1/28	190,000	194,465
Becton Dickinson and Co. sr. unsec. notes 2.823%, 5/20/30	261,000	273,365
Becton Dickinson and Co. sr. unsec. sub. bonds 1.957%, 2/11/31	1,050,000	1,024,478
Biogen, Inc. sr. unsec. sub. notes 3.625%, 9/15/22	975,000	1,012,963
Bristol-Myers Squibb Co. sr. unsec. notes 3.25%, 2/20/23	1,350,000	1,410,289
Bristol-Myers Squibb Co. sr. unsec. notes 3.25%, 8/15/22	888,000	918,364
Bristol-Myers Squibb Co. sr. unsec. notes 2.90%, 7/26/24	1,115,000	1,189,469
Bristol-Myers Squibb Co. sr. unsec. notes 2.25%, 8/15/21	688,000	689,676
Bristol-Myers Squibb Co. sr. unsec. notes 1.45%, 11/13/30	520,000	502,096
Bristol-Myers Squibb Co. sr. unsec. sub. notes 3.40%, 7/26/29	412,000	461,724
Centene Corp. sr. unsec. bonds 3.00%, 10/15/30	115,000	118,137
Centene Corp. sr. unsec. notes 4.625%, 12/15/29	515,000	565,213
Centene Corp. 144A sr. unsec. notes 5.375%, 8/15/26	175,000	182,875
Centene Escrow I Corp. 144A sr. unsec. notes 5.375%, 6/1/26	150,000	156,750
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/15/31	110,000	114,125
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 3.75%, 3/15/29	105,000	106,181
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 8.00%, 3/15/26	115,000	123,913
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 6.00%, 1/15/29	25,000	26,688
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 5.625%, 3/15/27	90,000	95,850
CHS/Community Health Systems, Inc. 144A company guaranty sr. unsec. sub. notes 6.875%, 4/1/28	165,000	163,218
CHS/Community Health Systems, Inc. 144A jr. notes 6.875%, 4/15/29	230,000	240,688
CHS/Community Health Systems, Inc. 144A sr. notes 6.625%, 2/15/25	225,000	237,935
Cigna Corp. company guaranty sr. unsec. unsub. notes 3.75%, 7/15/23	528,000	562,277
CVS Health Corp. sr. unsec. unsub. notes 4.78%, 3/25/38	2,299,000	2,828,336
CVS Health Corp. sr. unsec. unsub. notes 3.70%, 3/9/23	83,000	87,410
CVS Pass-Through Trust 144A sr. mtge. notes 4.704%, 1/10/36	277,116	314,033
DH Europe Finance II Sarl company guaranty sr. unsec. bonds 3.40%, 11/15/49 (Luxembourg)	355,000	391,357
Elanco Animal Health, Inc. sr. unsec. notes Ser. WI, 5.90%, 8/28/28	260,000	304,270
Endo DAC/Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty notes 9.50%, 7/31/27 (Ireland)	98,000	99,960
Endo DAC/Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. notes 6.00%, 6/30/28 (Ireland)	150,000	101,153
Endo Luxembourg Finance Co. I Sarl/Endo US, Inc. 144A company guaranty sr. notes 6.125%, 4/1/29 (Luxembourg)	90,000	88,200
Global Medical Response, Inc. 144A sr. notes 6.50%, 10/1/25	120,000	123,450
HCA, Inc. company guaranty sr. bonds 3.50%, 7/15/51	885,000	884,597
HCA, Inc. company guaranty sr. notes 4.125%, 6/15/29	358,000	403,135
HCA, Inc. company guaranty sr. sub. bonds 5.50%, 6/15/47	156,000	203,178
HCA, Inc. company guaranty sr. unsec. notes 5.375%, 9/1/26	245,000	281,934
HCA, Inc. company guaranty sr. unsec. notes 3.50%, 9/1/30	115,000	122,518
Jazz Securities DAC 144A company guaranty sr. unsub. notes 4.375%, 1/15/29 (Ireland)	415,000	430,272
Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty sub. notes 10.00%, 4/15/25 (Luxembourg)	239,000	241,390
Merck & Co., Inc. sr. unsec. notes 2.90%, 3/7/24	44,000	46,742
Merck & Co., Inc. sr. unsec. unsub. notes 3.70%, 2/10/45	865,000	996,191
Merck & Co., Inc. sr. unsec. unsub. notes 2.75%, 2/10/25	277,000	295,144
Novartis Capital Corp. company guaranty sr. unsec. unsub. bonds 4.00%, 11/20/45	1,430,000	1,745,203
Organon Finance 1, LLC 144A sr. notes 4.125%, 4/30/28	240,000	244,752
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA 144A sr. unsec. notes 7.375%, 6/1/25	54,000	57,983
Owens & Minor, Inc. 144A sr. unsec. notes 4.50%, 3/31/29	265,000	272,288
Pfizer, Inc. sr. unsec. unsub. notes 3.00%, 12/15/26	670,000	736,092
Roche Holdings, Inc. 144A company guaranty sr. unsec. bonds 4.00%, 11/28/44 (Switzerland)	1,210,000	1,476,889
Service Corp. International sr. unsec. bonds 5.125%, 6/1/29	320,000	347,200
Service Corp. International sr. unsec. notes 4.625%, 12/15/27	177,000	187,178
Service Corp. International sr. unsec. notes 3.375%, 8/15/30	190,000	186,162
Service Corp. International sr. unsec. sub. notes 4.00%, 5/15/31	120,000	122,481
Tenet Healthcare Corp. company guaranty sr. notes 4.625%, 7/15/24	140,000	142,058
Tenet Healthcare Corp. 144A company guaranty notes 6.25%, 2/1/27	55,000	57,406
Tenet Healthcare Corp. 144A company guaranty sr. notes 7.50%, 4/1/25	60,000	64,808
Tenet Healthcare Corp. 144A company guaranty sr. notes 5.125%, 11/1/27	475,000	498,156
Tenet Healthcare Corp. 144A company guaranty sr. notes 4.875%, 1/1/26	470,000	487,484
Tenet Healthcare Corp. 144A company guaranty sr. notes 4.25%, 6/1/29	285,000	288,563
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.75%, 3/1/28 (Israel)	295,000	323,025
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.00%, 4/15/24 (Israel)	285,000	302,100
UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.95%, 10/15/42	550,000	650,405
UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.85%, 6/15/28	1,625,000	1,867,368
UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.375%, 11/15/21	566,000	568,033
UnitedHealth Group, Inc. sr. unsec. unsub. notes 2.875%, 3/15/22	302,000	305,596
UnitedHealth Group, Inc. sr. unsec. unsub. notes 2.75%, 2/15/23	545,000	563,009
Viatris, Inc. 144A company guaranty sr. unsec. notes 2.30%, 6/22/27	691,000	705,333
Zoetis, Inc. sr. unsec. notes 3.90%, 8/20/28	730,000	829,981
Zoetis, Inc. sr. unsec. sub. notes 2.00%, 5/15/30	407,000	405,120

		39,649,519
Technology (1.4%)
Ahead DB Holdings, LLC 144A company guaranty sr. unsec. notes 6.625%, 5/1/28	255,000	263,808
Alphabet, Inc. sr. unsec. bonds 2.25%, 8/15/60	680,000	599,690
Alphabet, Inc. sr. unsec. notes 1.998%, 8/15/26	670,000	700,917
Analog Devices, Inc. sr. unsec. unsub. notes 3.90%, 12/15/25	603,000	670,900
Apple, Inc. sr. unsec. bonds 4.25%, 2/9/47	1,680,000	2,117,558
Apple, Inc. sr. unsec. bonds 2.80%, 2/8/61	275,000	267,841
Apple, Inc. sr. unsec. notes 2.85%, 5/11/24	565,000	599,625
Apple, Inc. sr. unsec. notes 0.75%, 5/11/23	959,000	967,377
Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45	493,000	628,545
Apple, Inc. sr. unsec. unsub. notes 3.85%, 5/4/43	600,000	711,653
Arches Buyer, Inc. 144A sr. notes 4.25%, 6/1/28	90,000	88,988
Arches Buyer, Inc. 144A sr. unsec. notes 6.125%, 12/1/28	35,000	36,050
Banff Merger Sub, Inc. 144A sr. unsec. notes 9.75%, 9/1/26	265,000	278,913
Black Knight InfoServ, LLC 144A company guaranty sr. unsec. notes 3.625%, 9/1/28	190,000	189,042
Boxer Parent Co., Inc. 144A company guaranty sr. notes 7.125%, 10/2/25	65,000	69,550
Boxer Parent Co., Inc. 144A notes 9.125%, 3/1/26	195,000	205,826
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.50%, 1/15/28	1,550,000	1,700,441
Broadcom, Inc. company guaranty sr. unsec. bonds 4.15%, 11/15/30	1,067,000	1,196,550
Broadcom, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 2/15/51	299,000	312,129
BY Crown Parent LLC/BY Bond Finance, Inc. 144A company guaranty sr. notes 4.25%, 1/31/26	90,000	94,275
Cisco Systems, Inc./California sr. unsec. unsub. bonds 5.90%, 2/15/39	440,000	640,630
Cisco Systems, Inc./California sr. unsec. unsub. notes 2.50%, 9/20/26	660,000	708,146
Clarivate Science Holdings Corp. 144A sr. unsec. notes 4.875%, 6/30/29	175,000	179,594
CommScope Finance, LLC 144A sr. notes 6.00%, 3/1/26	100,000	105,570
CommScope, Inc. 144A company guaranty sr. unsec. notes 8.25%, 3/1/27	165,000	176,352
Crowdstrike Holdings, Inc. company guaranty sr. unsec. notes 3.00%, 2/15/29	215,000	215,204
Dell International, LLC/EMC Corp. company guaranty sr. bonds 8.35%, 7/15/46	148,000	242,069
Dell International, LLC/EMC Corp. company guaranty sr. notes 6.02%, 6/15/26	328,000	393,773
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. unsec. notes 7.125%, 6/15/24	75,000	76,928
Diebold Nixdorf, Inc. company guaranty sr. unsec. sub. notes 8.50%, 4/15/24	240,000	245,700
Diebold Nixdorf, Inc. 144A company guaranty sr. notes 9.375%, 7/15/25	105,000	116,419
Fidelity National Information Services, Inc. sr. unsec. bonds 2.25%, 3/1/31	195,000	194,651
Fiserv, Inc. sr. unsec. bonds 3.50%, 7/1/29	455,000	500,656
Fiserv, Inc. sr. unsec. sub. bonds 4.20%, 10/1/28	1,115,000	1,281,733
Google, LLC sr. unsec. notes 3.375%, 2/25/24	720,000	774,015
IBM Corp. sr. unsec. unsub. notes 1.875%, 8/1/22	850,000	864,449
Imola Merger Corp. 144A sr. notes 4.75%, 5/15/29	245,000	252,044
Microchip Technology, Inc. company guaranty sr. notes 4.333%, 6/1/23	360,000	383,905
Microchip Technology, Inc. company guaranty sr. unsec. notes 4.25%, 9/1/25	245,000	257,217
Microsoft Corp. sr. unsec. unsub. bonds 2.921%, 3/17/52	1,818,000	1,929,530
Microsoft Corp. sr. unsec. unsub. bonds 2.525%, 6/1/50	85,000	83,511
Microsoft Corp. sr. unsec. unsub. bonds 2.40%, 8/8/26	2,165,000	2,307,614
Microsoft Corp. sr. unsec. unsub. notes 2.40%, 2/6/22	392,000	396,630
Microsoft Corp. sr. unsec. unsub. notes 1.55%, 8/8/21	1,684,000	1,684,396
Oracle Corp. sr. unsec. bonds 3.65%, 3/25/41	440,000	466,557
Oracle Corp. sr. unsec. notes 2.50%, 5/15/22	1,099,000	1,116,001
Oracle Corp. sr. unsec. unsub. bonds 4.00%, 11/15/47	1,705,000	1,859,931
Oracle Corp. sr. unsec. unsub. notes 5.375%, 7/15/40	215,000	278,751
Oracle Corp. sr. unsec. unsub. notes 2.50%, 10/15/22	1,651,000	1,695,006
Oracle Corp. sr. unsec. unsub. notes 1.90%, 9/15/21	722,000	723,422
Plantronics, Inc. 144A company guaranty sr. unsec. notes 4.75%, 3/1/29	300,000	297,819
Qorvo, Inc. 144A company guaranty sr. unsec. bonds 3.375%, 4/1/31	185,000	192,811
Rocket Software, Inc. 144A sr. unsec. notes 6.50%, 2/15/29	305,000	301,950
Salesforce.com, Inc. sr. unsec. bonds 3.05%, 7/15/61	665,000	673,791
Salesforce.com, Inc. sr. unsec. bonds 2.90%, 7/15/51	665,000	671,482
Salesforce.com, Inc. sr. unsec. unsub. notes 3.70%, 4/11/28	1,945,000	2,215,679
Sensata Technologies, Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/31	665,000	657,572
ServiceNow, Inc. sr. unsec. notes 1.40%, 9/1/30	720,000	675,518
SS&C Technologies, Inc. 144A company guaranty sr. unsec. notes 5.50%, 9/30/27	50,000	52,938
Tempo Acquisition, LLC/Tempo Acquisition Finance Corp. 144A company guaranty sr. notes 5.75%, 6/1/25	95,000	99,988
Tempo Acquisition, LLC/Tempo Acquisition Finance Corp. 144A sr. unsec. notes 6.75%, 6/1/25	680,000	691,478
TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/1/29	170,000	170,000
Twilio, Inc. company guaranty sr. unsec. notes 3.875%, 3/15/31	120,000	123,150
Twilio, Inc. company guaranty sr. unsec. notes 3.625%, 3/15/29	230,000	234,600
Western Digital Corp. company guaranty sr. unsec. notes 4.75%, 2/15/26	130,000	144,463
ZoomInfo Technologies LLC/ZoomInfo Finance Corp. 144A company guaranty sr. unsec. notes 3.875%, 2/1/29	360,000	357,750

		39,411,071
Transportation (0.1%)
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 144A company guaranty sr. notes 5.75%, 4/20/29	230,000	248,688
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 144A company guaranty sr. notes 5.50%, 4/20/26	230,000	243,513
CSX Corp. sr. unsec. unsub. notes 4.10%, 3/15/44	480,000	563,599
Delta Air Lines Inc/SkyMiles IP, Ltd. 144A company guaranty sr. notes 4.75%, 10/20/28	360,000	400,233
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26	254,000	275,118
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 3.90%, 2/1/24	450,000	482,577
United Airlines, Inc. 144A company guaranty sr. notes 4.625%, 4/15/29	90,000	93,150
United Airlines, Inc. 144A company guaranty sr. notes 4.375%, 4/15/26	90,000	93,166
Watco Cos LLC/Watco Finance Corp. 144A sr. unsec. notes 6.50%, 6/15/27	630,000	674,100

		3,074,144
Utilities and power (0.9%)
AES Corp. (The) 144A sr. unsec. bonds 2.45%, 1/15/31	1,008,000	997,327
American Electric Power Co., Inc. sr. unsec. unsub. notes Ser. J, 4.30%, 12/1/28	1,130,000	1,300,482
Buckeye Partners LP sr. unsec. bonds 5.85%, 11/15/43	110,000	109,175
Buckeye Partners LP sr. unsec. notes 3.95%, 12/1/26	60,000	61,050
Buckeye Partners LP 144A sr. unsec. notes 4.50%, 3/1/28	90,000	92,278
Calpine Corp. 144A company guaranty sr. notes 5.25%, 6/1/26	98,000	100,818
Calpine Corp. 144A company guaranty sr. notes 4.50%, 2/15/28	350,000	357,000
Calpine Corp. 144A sr. unsec. notes 5.00%, 2/1/31	50,000	49,750
Calpine Corp. 144A sr. unsec. notes 4.625%, 2/1/29	25,000	24,579
Commonwealth Edison Co. 1st mtge. bonds 5.90%, 3/15/36	133,000	187,993
Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.20%, 3/15/42	275,000	318,801
Duke Energy Corp. sr. unsec. bonds 4.20%, 6/15/49	835,000	942,760
Duke Energy Corp. sr. unsec. notes 3.15%, 8/15/27	980,000	1,057,621
Duke Energy Indiana LLC sr. bonds 6.45%, 4/1/39	210,000	308,154
Duke Energy Ohio, Inc. sr. bonds 3.65%, 2/1/29	860,000	957,710
Duke Energy Progress, LLC sr. notes 3.375%, 9/1/23	308,000	327,959
Enbridge, Inc. company guaranty sr. unsec. unsub. bonds 4.50%, 6/10/44 (Canada)	815,000	961,592
Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)	650,000	732,654
Energy Transfer LP jr. unsec. sub. FRN 6.625%, perpetual maturity	1,540,000	1,507,275
Energy Transfer Operating LP company guaranty sr. unsec. bonds 3.75%, 5/15/30	1,410,000	1,531,666
Energy Transfer Operating LP company guaranty sr. unsec. notes 5.875%, 1/15/24	376,000	416,647
Energy Transfer Operating LP company guaranty sr. unsec. notes 2.90%, 5/15/25	167,000	175,764
Energy Transfer Operating LP sr. unsec. unsub. bonds 6.125%, 12/15/45	122,000	155,504
Enterprise Products Operating, LLC company guaranty sr. unsec. notes 2.80%, 1/31/30	417,000	440,525
Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. bonds 4.25%, 2/15/48	1,680,000	1,932,689
IPALCO Enterprises, Inc. sr. notes 4.25%, 5/1/30	395,000	443,608
Kinder Morgan Energy Partners LP company guaranty sr. unsec. unsub. notes 3.45%, 2/15/23	300,000	312,132
Kinder Morgan, Inc./DE company guaranty sr. unsec. notes Ser. GMTN, 7.75%, 1/15/32	107,000	153,499
NRG Energy, Inc. company guaranty sr. unsec. notes 7.25%, 5/15/26	175,000	181,563
NRG Energy, Inc. company guaranty sr. unsec. notes 6.625%, 1/15/27	50,000	51,761
NRG Energy, Inc. 144A company guaranty sr. bonds 4.45%, 6/15/29	160,000	176,605
NRG Energy, Inc. 144A company guaranty sr. notes 3.75%, 6/15/24	623,000	663,391
NRG Energy, Inc. 144A sr. unsec. bonds 5.25%, 6/15/29	100,000	106,375
NSTAR Electric Co. sr. unsec. unsub. notes 2.375%, 10/15/22 (Canada)	450,000	458,998
Oncor Electric Delivery Co., LLC sr. notes 5.30%, 6/1/42	175,000	241,246
Oncor Electric Delivery Co., LLC sr. notes 3.75%, 4/1/45	760,000	877,854
Pacific Gas and Electric Co. company guaranty sr. unsec. unsub. notes 2.95%, 3/1/26	220,000	224,961
Pacific Gas and Electric Co. notes 2.10%, 8/1/27	115,000	111,686
Pacific Gas and Electric Co. sr. notes 3.30%, 3/15/27	265,000	274,199
Pacific Gas and Electric Co. sr. notes 1.367%, 3/10/23	2,180,000	2,180,101
PPL Capital Funding, Inc. company guaranty sr. unsec. unsub. notes 4.20%, 6/15/22	370,000	379,531
PPL Capital Funding, Inc. company guaranty sr. unsec. unsub. notes 3.40%, 6/1/23	20,000	20,973
Public Service Electric & Gas Co. sr. notes Ser. MTN, 5.50%, 3/1/40	160,000	219,049
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. escrow company guaranty sr. notes 11.50%, 10/1/21(F)	64,000	2
Vistra Operations Co., LLC 144A company guaranty sr. notes 4.30%, 7/15/29	526,000	571,718
Vistra Operations Co., LLC 144A company guaranty sr. notes 3.55%, 7/15/24	555,000	586,008
Vistra Operations Co., LLC 144A company guaranty sr. unsec. notes 5.625%, 2/15/27	135,000	140,063
Vistra Operations Co., LLC 144A company guaranty sr. unsec. notes 5.50%, 9/1/26	295,000	304,219
Vistra Operations Co., LLC 144A company guaranty sr. unsec. sub. notes 5.00%, 7/31/27	155,000	159,128

		23,886,443

Total corporate bonds and notes (cost $373,511,943)		$399,203,160

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (12.4%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (2.3%)
Government National Mortgage Association Pass-Through Certificates
6.00%, with due dates from 12/20/48 to 4/20/49	$1,252,048	$1,391,027
5.00%, 5/20/49	45,045	49,864
4.70%, with due dates from 5/20/67 to 8/20/67	178,765	202,837
4.642%, 6/20/67	71,686	80,436
4.50%, with due dates from 5/15/47 to 5/20/49	413,274	464,351
4.492%, 3/20/67	96,151	108,561
4.00%, TBA, 7/1/51	1,000,000	1,055,760
3.00%, TBA, 7/1/51	14,000,000	14,605,129
3.00%, with due dates from 7/20/50 to 10/20/50	45,993,723	47,974,071

		65,932,036
U.S. Government Agency Mortgage Obligations (10.1%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
4.00%, 9/1/45	223,252	244,147
3.00%, with due dates from 2/1/47 to 1/1/48	15,285,900	16,029,558
2.50%, 5/1/51	3,235,021	3,365,370
Federal National Mortgage Association Pass-Through Certificates
4.50%, 5/1/49	13,824	15,033
4.00%, 1/1/57	1,097,986	1,219,019
4.00%, with due dates from 6/1/48 to 4/1/49	14,624,464	15,553,218
3.50%, 6/1/56	1,761,434	1,924,168
3.00%, with due dates from 4/1/46 to 11/1/48	18,804,623	19,801,548
2.50%, with due dates from 7/1/50 to 7/1/51	35,180,927	36,431,779
2.50%, 5/1/51(FWC)	4,500,000	4,678,506
Uniform Mortgage-Backed Securities
6.00%, TBA, 7/1/51	11,000,000	12,349,010
4.50%, TBA, 7/1/51	1,000,000	1,075,858
4.00%, TBA, 7/1/51	6,000,000	6,388,593
3.50%, TBA, 7/1/51	37,000,000	38,942,482
2.50%, TBA, 7/1/51	56,000,000	57,920,621
2.50%, TBA, 7/1/36	37,000,000	38,584,077
2.00%, TBA, 7/1/51	28,000,000	28,291,351

		282,814,338

Total U.S. government and agency mortgage obligations (cost $346,862,531)		$348,746,374

U.S. TREASURY OBLIGATIONS (—%)(a)
	Principal amount	Value
U.S. Treasury Bonds 4.25%, 11/15/40(i)	$116,000	$160,507
U.S. Treasury Notes
0.50%, 3/31/25(i)	101,000	100,630
0.25%, 5/31/25(i)	217,000	213,433

Total U.S. treasury obligations (cost $474,570)		$474,570

MORTGAGE-BACKED SECURITIES (3.4%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (0.4%)
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 3408, Class EK, ((-4.024 x 1 Month US LIBOR) + 25.79%), 25.50%, 4/15/37	$51,409	$95,106
REMICs IFB Ser. 3072, Class SM, ((-3.667 x 1 Month US LIBOR) + 23.80%), 23.529%, 11/15/35	31,557	56,172
REMICs IFB Ser. 2990, Class LB, ((-2.556 x 1 Month US LIBOR) + 16.95%), 16.759%, 6/15/34	33,616	41,011
REMICs IFB Ser. 3829, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.95%), 6.877%, 3/15/41	909,992	190,434
REMICs IFB Ser. 4326, Class GS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.977%, 4/15/44	8,341,189	1,482,879
REMICs Ser. 5079, Class BI, IO, 5.50%, 2/25/51	5,156,676	1,063,185
REMICs Ser. 5117, Class CI, IO, 5.00%, 6/25/51	12,334,054	2,328,053
REMICs Ser. 5024, Class HI, IO, 4.50%, 10/25/50	8,394,742	1,312,998
REMICs Ser. 5121, Class KI, IO, 4.00%, 6/25/51	7,586,601	1,229,104
REMICs Ser. 3391, PO, zero %, 4/15/37	3,878	3,626
REMICs FRB Ser. 3117, Class AF, (1 Month US LIBOR + 0.00%), zero %, 2/15/36	5,944	5,349
Federal National Mortgage Association
REMICs IFB Ser. 06-62, Class PS, ((-6 x 1 Month US LIBOR) + 39.90%), 39.351%, 7/25/36	16,748	32,156
REMICs IFB Ser. 07-53, Class SP, ((-3.667 x 1 Month US LIBOR) + 24.20%), 23.865%, 6/25/37	38,408	67,597
REMICs IFB Ser. 05-106, Class JC, ((-3.101 x 1 Month US LIBOR) + 20.12%), 19.84%, 12/25/35	24,832	36,006
REMICs Ser. 07-14, Class KO, PO, zero %, 3/25/37	13,188	12,265
REMICs Ser. 06-125, Class OX, PO, zero %, 1/25/37	1,048	943
REMICs Ser. 06-84, Class OT, PO, zero %, 9/25/36	1,477	1,358
REMICs Ser. 06-46, Class OC, PO, zero %, 6/25/36	2,769	2,603
Government National Mortgage Association
IFB Ser. 19-78, Class SJ, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.957%, 6/20/49	66,530	8,532
IFB Ser. 13-99, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.957%, 6/20/43	1,029,897	211,764
Ser. 17-162, Class QI, IO, 5.00%, 10/20/47	1,105,579	209,598
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	231,417	43,173
Ser. 18-127, Class IB, IO, 4.50%, 6/20/45	27,085	2,760
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	46,901	7,213
Ser. 16-123, Class LI, IO, 3.50%, 3/20/44	2,304,905	173,882
Ser. 13-14, IO, 3.50%, 12/20/42	499,281	44,875
Ser. 12-141, Class WI, IO, 3.50%, 11/20/41	259,634	4,045
Ser. 15-124, Class NI, IO, 3.50%, 6/20/39	340,356	9,802
Ser. 20-138, Class AI, IO, 3.00%, 9/20/50	4,544,120	651,865
Ser. 16-H16, Class EI, IO, 2.277%, 6/20/66(WAC)	2,870,086	220,423
Ser. 15-H25, Class BI, IO, 1.964%, 10/20/65(WAC)	3,861,126	288,812
Ser. 15-H26, Class EI, IO, 1.72%, 10/20/65(WAC)	2,219,918	142,741

		9,980,330
Commercial mortgage-backed securities (1.7%)
Banc of America Commercial Mortgage Trust FRB Ser. 07-1, Class XW, IO, 0.621%, 1/15/49(WAC)	134,068	2
BANK FRB Ser. 17-BNK8, Class B, 4.062%, 11/15/50(WAC)	501,000	550,083
Barclays Commercial Mortgage Trust
Ser. 19-C3, Class B, 4.096%, 5/15/52	352,000	377,495
Ser. 19-C5, Class AS, 3.366%, 11/15/52(WAC)	874,000	952,883
Bear Stearns Commercial Mortgage Securities Trust 144A FRB Ser. 06-PW14, Class X1, IO, 0.762%, 12/11/38(WAC)	112,026	1,154
Benchmark Mortgage Trust
Ser. 18-B8, Class AS, 4.532%, 1/15/52(WAC)	415,000	480,807
Ser. 19-B11, Class AS, 3.784%, 5/15/52	437,000	489,985
Ser. 19-B13, Class AM, 3.183%, 8/15/57	381,000	409,827
BXMT, Ltd. 144A FRB Ser. 21-FL4, Class A, 1.123%, 5/15/38 (Cayman Islands)	827,000	827,000
CD Commercial Mortgage Trust FRB Ser. 17-CD6, Class AM, 3.709%, 11/13/50(WAC)	525,000	576,317
CFCRE Commercial Mortgage Trust FRB Ser. 17-C8, Class B, 4.199%, 6/15/50(WAC)	169,000	183,864
CFCRE Commercial Mortgage Trust 144A FRB Ser. 11-C2, Class D, 5.971%, 12/15/47(WAC)	254,000	259,715
Citigroup Commercial Mortgage Trust Ser. 14-GC21, Class AS, 4.026%, 5/10/47	618,000	659,619
Citigroup Commercial Mortgage Trust 144A
FRB Ser. 14-GC19, Class D, 5.262%, 3/10/47(WAC)	402,000	430,056
FRB Ser. 12-GC8, Class XA, IO, 1.897%, 9/10/45(WAC)	5,569,562	68,272
FRB Ser. 06-C5, Class XC, IO, 0.652%, 10/15/49(WAC)	3,858,476	41
COMM Mortgage Trust
FRB Ser. 13-CR13, Class C, 5.046%, 11/10/46(WAC)	765,000	814,431
FRB Ser. 14-CR18, Class C, 4.915%, 7/15/47(WAC)	346,000	354,129
Ser. 13-CR11, Class AM, 4.715%, 8/10/50(WAC)	411,000	441,073
FRB Ser. 14-UBS6, Class C, 4.593%, 12/10/47(WAC)	500,000	524,129
Ser. 14-CR19, Class AM, 4.08%, 8/10/47	782,000	844,746
Ser. 13-LC6, Class AM, 3.282%, 1/10/46	942,000	972,418
FRB Ser. 14-CR18, Class XA, IO, 1.167%, 7/15/47(WAC)	2,054,994	53,019
FRB Ser. 14-CR19, Class XA, IO, 1.125%, 8/10/47(WAC)	5,519,865	136,157
FRB Ser. 13-CR11, Class XA, IO, 1.08%, 8/10/50(WAC)	5,697,819	97,740
FRB Ser. 14-UBS6, Class XA, IO, 1.033%, 12/10/47(WAC)	6,050,128	140,212
FRB Ser. 14-LC17, Class XA, IO, 0.888%, 10/10/47(WAC)	4,942,081	90,994
COMM Mortgage Trust 144A FRB Ser. 10-C1, Class D, 5.937%, 7/10/46(WAC)	932,000	941,164
Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 07-C2, Class AX, IO, 0.048%, 1/15/49(WAC)	3,073,025	1
Credit Suisse First Boston Mortgage Securities Corp. 144A FRB Ser. 03-C3, Class AX, IO, 2.267%, 5/15/38(WAC)	13,042	104
CSAIL Commercial Mortgage Trust
Ser. 19-C15, Class B, 4.476%, 3/15/52	376,000	424,621
FRB Ser. 15-C1, Class C, 4.405%, 4/15/50(WAC)	1,318,000	1,262,484
Ser. 15-C1, Class AS, 3.791%, 4/15/50(WAC)	1,138,000	1,221,694
FRB Ser. 20-C19, Class XA, IO, 1.239%, 3/15/53(WAC)	10,609,346	840,228
CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D, 3.905%, 4/15/50(WAC)	501,000	365,663
CSMC Trust FRB Ser. 16-NXSR, Class C, 4.527%, 12/15/49(WAC)	1,264,000	1,099,482
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.605%, 8/10/44(WAC)	2,098,000	2,071,796
Federal Home Loan Mortgage Corporation Multifamily Structured Pass-Through Certificates FRB Ser. K105, Class X1, IO, 1.645%, 3/25/53(WAC)	4,427,237	503,979
GS Mortgage Securities Corp., II FRB Ser. 13-GC10, Class XA, IO, 1.629%, 2/10/46(WAC)	3,775,939	71,903
GS Mortgage Securities Trust
FRB Ser. 14-GC18, Class C, 5.155%, 1/10/47(WAC)	560,000	358,400
FRB Ser. 14-GC22, Class C, 4.846%, 6/10/47(WAC)	931,000	973,205
Ser. 15-GC32, Class AS, 4.018%, 7/10/48(WAC)	535,000	585,548
Ser. 17-GS7, Class AS, 3.663%, 8/10/50	542,000	587,853
Ser. 19-GC40, Class AS, 3.412%, 7/10/52	374,000	406,338
Ser. 19-GC42, Class AS, 3.212%, 9/1/52	537,000	577,329
Ser. 16-GS3, Class A4, 2.85%, 10/10/49	646,000	689,440
FRB Ser. 13-GC12, Class XA, IO, 1.537%, 6/10/46(WAC)	2,211,434	44,297
FRB Ser. 14-GC22, Class XA, IO, 1.105%, 6/10/47(WAC)	4,356,676	90,580
FRB Ser. 14-GC24, Class XA, IO, 0.853%, 9/10/47(WAC)	8,974,634	175,903
GS Mortgage Securities Trust 144A
FRB Ser. 10-C1, Class D, 6.185%, 8/10/43(WAC)	630,000	466,200
FRB Ser. 11-GC3, Class D, 5.585%, 3/10/44(WAC)	317,625	317,353
Ser. 12-GC6, Class AS, 4.948%, 1/10/45	381,000	385,482
FRB Ser. 13-GC14, Class B, 4.90%, 8/10/46(WAC)	436,000	464,432
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 14-C22, Class C, 4.705%, 9/15/47(WAC)	370,000	347,768
FRB Ser. 13-C12, Class B, 4.235%, 7/15/45(WAC)	435,000	448,973
FRB Ser. 13-C12, Class C, 4.235%, 7/15/45(WAC)	738,000	759,359
Ser. 16-C1, Class AS, 3.97%, 3/15/49	423,000	456,208
FRB Ser. 15-C33, Class XA, IO, 1.059%, 12/15/48(WAC)	4,434,528	155,395
FRB Ser. 14-C25, Class XA, IO, 0.987%, 11/15/47(WAC)	6,708,120	160,123
FRB Ser. 14-C19, Class XA, IO, 0.834%, 4/15/47(WAC)	4,723,018	72,172
JPMorgan Chase Commercial Mortgage Securities Trust
Ser. 13-C16, Class AS, 4.517%, 12/15/46	442,000	475,581
Ser. 12-C6, Class AS, 4.117%, 5/15/45	811,000	828,165
Ser. 13-C10, Class AS, 3.372%, 12/15/47	380,000	393,897
Ser. 13-LC11, Class AS, 3.216%, 4/15/46	731,000	757,417
FRB Ser. 07-LDPX, Class X, IO, 0.574%, 1/15/49(WAC)	82,026	1
FRB Ser. 06-LDP8, Class X, IO, 0.297%, 5/15/45(WAC)	637,074	5
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 10-C2, Class C2, 5.874%, 11/15/43(WAC)	422,000	417,528
FRB Ser. 12-C6, Class E, 5.313%, 5/15/45(WAC)	855,000	588,809
FRB Ser. 12-C8, Class D, 4.825%, 10/15/45(WAC)	755,000	674,202
LB-UBS Commercial Mortgage Trust
FRB Ser. 08-C1, Class AM, 6.272%, 4/15/41(WAC)	3,947	3,950
FRB Ser. 07-C2, Class XW, IO, 0.336%, 2/15/40(WAC)	56,645	2
LSTAR Commercial Mortgage Trust 144A FRB Ser. 15-3, Class B, 3.367%, 4/20/48(WAC)	1,276,000	1,308,972
Mezz Cap Commercial Mortgage Trust 144A
FRB Ser. 07-C5, Class X, IO, 7.004%, 12/15/49(WAC)	18,514	—
FRB Ser. 06-C4, Class X, IO, 6.11%, 7/15/45(WAC)	15,274	—
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 14-C14, Class C, 5.218%, 2/15/47(WAC)	492,000	527,125
FRB Ser. 14-C17, Class C, 4.637%, 8/15/47(WAC)	1,106,000	1,103,926
Ser. 14-C15, Class B, 4.565%, 4/15/47(WAC)	306,000	329,897
FRB Ser. 15-C24, Class B, 4.489%, 5/15/48(WAC)	375,000	408,490
FRB Ser. 16-C31, Class B, 3.88%, 11/15/49(WAC)	761,000	814,788
FRB Ser. 14-C17, Class XA, IO, 1.228%, 8/15/47(WAC)	3,380,709	83,067
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 12-C6, Class D, 4.754%, 11/15/45(WAC)	491,000	488,181
FRB Ser. 13-C9, Class D, 4.248%, 5/15/46(WAC)	441,000	401,310
Morgan Stanley Capital I Trust FRB Ser. 16-BNK2, Class C, 4.03%, 11/15/49(WAC)	441,000	450,051
Morgan Stanley Capital I Trust 144A
FRB Ser. 11-C3, Class B, 5.475%, 7/15/49(WAC)	712,000	711,447
FRB Ser. 11-C3, Class D, 5.475%, 7/15/49(WAC)	324,000	321,829
Multifamily Connecticut Avenue Securities Trust 144A FRB Ser. 19-01, Class M7, 1.792%, 10/15/49	578,061	575,346
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38 (In default)(NON)	417,718	4
UBS Commercial Mortgage Trust 144A FRB Ser. 12-C1, Class C, 5.754%, 5/10/45(WAC)	505,000	517,939
UBS-Barclays Commercial Mortgage Trust 144A FRB Ser. 12-C4, Class XA, IO, 1.742%, 12/10/45(WAC)	4,280,633	59,181
VMC Finance, LLC 144A FRB Ser. 21-FL4, Class A, 1.183%, 6/16/36	336,000	336,101
Wachovia Bank Commercial Mortgage Trust FRB Ser. 06-C29, IO, 0.454%, 11/15/48(WAC)	1,364,485	9
Wells Fargo Commercial Mortgage Trust
FRB Ser. 13-LC12, Class C, 4.435%, 7/15/46(WAC)	501,000	439,395
Ser. 19-C49, Class AS, 4.244%, 3/15/52	1,088,000	1,247,140
FRB Ser. 16-LC25, Class AS, 4.094%, 12/15/59(WAC)	657,000	724,824
FRB Ser. 14-LC16, Class XA, IO, 1.245%, 8/15/50(WAC)	10,456,032	268,982
FRB Ser. 16-LC25, Class XA, IO, 1.109%, 12/15/59(WAC)	9,378,772	346,011
Wells Fargo Commercial Mortgage Trust 144A FRB Ser. 13-LC12, Class D, 4.435%, 7/15/46(WAC)	521,000	260,500
WF-RBS Commercial Mortgage Trust
Ser. 13-C18, Class AS, 4.387%, 12/15/46(WAC)	1,270,000	1,354,404
FRB Ser. 13-C11, Class C, 4.327%, 3/15/45(WAC)	505,000	518,863
Ser. 13-C12, Class AS, 3.56%, 3/15/48	1,192,000	1,241,532
Ser. 13-C11, Class AS, 3.311%, 3/15/45	455,000	468,894
FRB Ser. 14-C22, Class XA, IO, 0.949%, 9/15/57(WAC)	23,559,261	482,847
FRB Ser. 13-C14, Class XA, IO, 0.808%, 6/15/46(WAC)	10,671,747	100,153
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C3, Class D, 5.52%, 3/15/44(WAC)	957,821	478,910
Ser. 11-C4, Class E, 5.266%, 6/15/44(WAC)	138,000	98,273
FRB Ser. 12-C9, Class D, 4.969%, 11/15/45(WAC)	546,000	528,668
FRB Ser. 13-C15, Class D, 4.646%, 8/15/46(WAC)	599,000	300,890
FRB Ser. 12-C9, Class XA, IO, 2.025%, 11/15/45(WAC)	4,480,565	73,855
FRB Ser. 12-C10, Class XA, IO, 1.662%, 12/15/45(WAC)	4,441,116	66,315

		49,639,321
Residential mortgage-backed securities (non-agency) (1.3%)
American Home Mortgage Investment Trust FRB Ser. 07-1, Class GA1C, (1 Month US LIBOR + 0.19%), 0.282%, 5/25/47	1,381,896	741,187
Arroyo Mortgage Trust 144A
Ser. 19-1, Class A3, 4.132%, 1/25/49(WAC)	198,337	201,745
Ser. 19-3, Class A3, 3.416%, 10/25/48(WAC)	316,627	320,968
Banc of America Funding Trust FRB Ser. 05-B, Class 3M1, (1 Month US LIBOR + 0.68%), 0.768%, 4/20/35	204,353	203,856
BankUnited Trust FRB Ser. 05-1, Class 1A1, (1 Month US LIBOR + 0.60%), 0.692%, 9/25/45	152,269	145,432
Bellemeade Re, Ltd. 144A
FRB Ser. 19-4A, Class M1C, (1 Month US LIBOR + 2.50%), 2.592%, 10/25/29 (Bermuda)	502,000	505,337
FRB Ser. 20-2A, Class M1A, (1 Month US LIBOR + 2.30%), 2.392%, 8/26/30 (Bermuda)	22,134	22,152
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 05-2, Class 1A2A, 2.80%, 5/25/35(WAC)	278,262	288,797
COLT Mortgage Loan Trust 144A Ser. 20-2, Class A1, 1.853%, 3/25/65(WAC)	174,538	175,516
Countrywide Alternative Loan Trust
FRB Ser. 05-27, Class 1A1, 1.494%, 8/25/35(WAC)	113,284	96,495
FRB Ser. 06-OA7, Class 1A2, (1 Month US LIBOR + 0.94%), 1.056%, 6/25/46	636,942	583,956
FRB Ser. 05-59, Class 1A1, (1 Month US LIBOR + 0.66%), 0.751%, 11/20/35	255,644	244,711
FRB Ser. 06-24CB, Class A19, (1 Month US LIBOR + 0.50%), 0.592%, 8/25/36	447,543	210,533
FRB Ser. 06-OA10, Class 4A1, (1 Month US LIBOR + 0.38%), 0.472%, 8/25/46	993,383	899,034
FRB Ser. 06-OA19, Class A1, (1 Month US LIBOR + 0.18%), 0.273%, 2/20/47	584,388	455,376
Credit Suisse Mortgage Trust 144A Ser. 21-RPL4, Class A1, 1.796%, 12/27/60(WAC)	354,744	355,277
Deephaven Residential Mortgage Trust 144A Ser. 20-2, Class A1, 1.692%, 5/25/65	185,853	186,782
Eagle Re, Ltd. 144A
FRB Ser. 18-1, Class M2, (1 Month US LIBOR + 3.00%), 3.092%, 11/25/28	190,000	193,687
FRB Ser. 18-1, Class M1, (1 Month US LIBOR + 1.70%), 1.792%, 11/25/28 (Bermuda)	357,894	359,849
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 16-HQA1, Class M3, (1 Month US LIBOR + 6.35%), 6.442%, 9/25/28	379,755	405,075
Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class M3, (1 Month US LIBOR + 5.55%), 5.642%, 7/25/28	918,301	962,310
Structured Agency Credit Risk Debt FRN Ser. 16-HQA2, Class M3, (1 Month US LIBOR + 5.15%), 5.242%, 11/25/28	674,413	706,103
Structured Agency Credit Risk Debt FRN Ser. 16-DNA3, Class M3, (1 Month US LIBOR + 5.00%), 5.092%, 12/25/28	195,626	205,874
Structured Agency Credit Risk Debt FRN Ser. 15-HQA2, Class M3, (1 Month US LIBOR + 4.80%), 4.892%, 5/25/28	346,074	358,162
Structured Agency Credit Risk Debt FRN Ser. 14-HQ3, Class M3, (1 Month US LIBOR + 4.75%), 4.842%, 10/25/24	122,840	124,097
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class M3, (1 Month US LIBOR + 4.70%), 4.792%, 4/25/28	731,465	756,447
Structured Agency Credit Risk Debt FRN Ser. 16-DNA2, Class M3, (1 Month US LIBOR + 4.65%), 4.742%, 10/25/28	3,024,945	3,159,761
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class M3, (1 Month US LIBOR + 3.90%), 3.992%, 12/25/27	139,144	141,365
Structured Agency Credit Risk Debt FRN Ser. 16-HQA3, Class M3, (1 Month US LIBOR + 3.85%), 3.942%, 3/25/29	820,000	850,464
Structured Agency Credit Risk Debt FRN Ser. 14-HQ2, Class M3, (1 Month US LIBOR + 3.75%), 3.842%, 9/25/24	236,676	242,805
Structured Agency Credit Risk Debt FRN Ser. 17-DNA2, Class M2, (1 Month US LIBOR + 3.45%), 3.542%, 10/25/29	413,000	431,423
Structured Agency Credit Risk Debt FRN Ser. 17-DNA1, Class M2, (1 Month US LIBOR + 3.25%), 3.342%, 7/25/29	301,381	312,144
Structured Agency Credit Risk Debt FRN Ser. 17-DNA2, Class M1, (1 Month US LIBOR + 1.20%), 1.292%, 10/25/29	170,498	170,631
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class M2, (1 Month US LIBOR + 2.65%), 2.742%, 1/25/49	166,698	169,086
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class M2, (1 Month US LIBOR + 2.45%), 2.542%, 3/25/49	16,721	16,951
Structured Agency Credit Risk Trust FRB Ser. 18-HRP2, Class M3, (1 Month US LIBOR + 2.40%), 2.492%, 2/25/47	207,000	210,803
Structured Agency Credit Risk Trust FRB Ser. 19-HQA1, Class M2, (1 Month US LIBOR + 2.35%), 2.442%, 2/25/49	159,986	161,567
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class M2, (1 Month US LIBOR + 2.30%), 2.392%, 10/25/48	105,900	107,085
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA1, Class M2, (1 Month US LIBOR + 1.90%), 1.992%, 1/25/50	267,913	268,630
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA5, Class M1, (US 30 Day Average SOFR + 1.30%), 1.318%, 10/25/50	8,892	8,892
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C01, Class 2M2, (1 Month US LIBOR + 6.95%), 7.042%, 8/25/28	570,476	607,063
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1M2, (1 Month US LIBOR + 6.75%), 6.842%, 8/25/28	1,313,002	1,404,783
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1M2, (1 Month US LIBOR + 6.00%), 6.092%, 9/25/28	1,314,447	1,386,709
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, (1 Month US LIBOR + 5.90%), 5.992%, 10/25/28	538,342	567,824
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (1 Month US LIBOR + 5.70%), 5.792%, 4/25/28	1,062,830	1,125,947
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, (1 Month US LIBOR + 5.55%), 5.642%, 4/25/28	1,023,588	1,080,999
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2, (1 Month US LIBOR + 5.00%), 5.092%, 7/25/25	148,142	150,388
Connecticut Avenue Securities FRB Ser. 14-C04, Class 2M2, (1 Month US LIBOR + 5.00%), 5.092%, 11/25/24	48,634	49,789
Connecticut Avenue Securities FRB Ser. 14-C04, Class 1M2, (1 Month US LIBOR + 4.90%), 4.992%, 11/25/24	213,332	220,797
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M2, (1 Month US LIBOR + 4.45%), 4.542%, 1/25/29	786,504	822,260
Connecticut Avenue Securities FRB Ser. 16-C07, Class 2M2, (1 Month US LIBOR + 4.35%), 4.442%, 5/25/29	109,170	114,177
Connecticut Avenue Securities FRB Ser. 15-C01, Class 1M2, (1 Month US LIBOR + 4.30%), 4.392%, 2/25/25	117,362	120,037
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2, (1 Month US LIBOR + 4.25%), 4.342%, 4/25/29	342,626	356,823
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1M2, (1 Month US LIBOR + 4.25%), 4.342%, 1/25/29	1,593,449	1,661,322
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2, (1 Month US LIBOR + 4.00%), 4.092%, 5/25/25	52,645	53,804
Connecticut Avenue Securities FRB Ser. 15-C02, Class 2M2, (1 Month US LIBOR + 4.00%), 4.092%, 5/25/25	125,364	126,658
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1M2, (1 Month US LIBOR + 3.55%), 3.642%, 7/25/29	650,680	675,755
Connecticut Avenue Securities FRB Ser. 14-C03, Class 2M2, (1 Month US LIBOR + 2.90%), 2.992%, 7/25/24	189,539	193,610
Connecticut Avenue Securities FRB Ser. 14-C02, Class 1M2, (1 Month US LIBOR + 2.60%), 2.692%, 5/25/24	186,210	187,250
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1EB1, (1 Month US LIBOR + 1.25%), 1.342%, 7/25/29	310,000	311,260
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 19-HRP1, Class M2, (1 Month US LIBOR + 2.15%), 2.242%, 11/25/39	132,613	131,863
Connecticut Avenue Securities Trust FRB Ser. 20-R01, Class 1M2, (1 Month US LIBOR + 2.05%), 2.142%, 1/25/40	721,335	723,995
Home Re, Ltd. 144A FRB Ser. 18-1, Class M1, (1 Month US LIBOR + 1.60%), 1.692%, 10/25/28 (Bermuda)	160,397	160,833
Legacy Mortgage Asset Trust 144A
Ser. 20-GS5, Class A1, 3.25%, 6/25/60	395,225	402,141
FRB Ser. 19-GS7, Class A1, 3.25%, 11/25/59	581,688	585,760
FRB Ser. 20-GS1, Class A1, 2.882%, 10/25/59	542,376	546,715
Long Beach Mortgage Loan Trust FRB Ser. 04-1, Class A2, (1 Month US LIBOR + 0.80%), 0.892%, 2/25/34	590,677	590,696
Merrill Lynch Mortgage Investors Trust FRB Ser. 05-A2, Class A2, 2.809%, 2/25/35(WAC)	125,565	127,791
Morgan Stanley ABS Capital I, Inc. Trust FRB Ser. 04-HE6, Class M1, (1 Month US LIBOR + 0.83%), 0.917%, 8/25/34	84,542	83,740
Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1, 0.917%, 8/26/47(WAC)	160,000	154,583
New Residential Mortgage Loan Trust 144A FRB Ser. 18-4A, Class A1M, (1 Month US LIBOR + 0.90%), 0.992%, 1/25/48	408,466	411,870
Oaktown Re II, Ltd. 144A FRB Ser. 18-1A, Class M1, (1 Month US LIBOR + 1.55%), 1.642%, 7/25/28 (Bermuda)	42,343	42,592
OSW Structured Asset Trust 144A FRB Ser. 20-RPL1, Class A1, 3.072%, 12/26/59	372,299	374,323
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates FRB Ser. 04-WCW2, Class M3, (1 Month US LIBOR + 1.05%), 1.142%, 10/25/34	540,000	536,115
Residential Mortgage Loan Trust 144A Ser. 20-2, Class A2, 2.508%, 5/25/60(WAC)	886,000	890,683
Starwood Mortgage Residential Trust 144A Ser. 20-3, Class A3, 2.591%, 4/25/65(WAC)	757,000	767,882
Structured Asset Mortgage Investments II Trust FRB Ser. 07-AR7, Class 1A1, (1 Month US LIBOR + 0.85%), 0.942%, 5/25/47	563,766	497,628
Towd Point Mortgage Trust 144A
Ser. 16-5, Class M2, 3.375%, 10/25/56(WAC)	282,000	295,922
Ser. 14-1, Class A2, 3.25%, 10/25/53(WAC)	180,085	180,468
Triangle Re, Ltd. 144A FRB Ser. 21-2, Class M1A, (1 Month US LIBOR + 2.05%), 2.142%, 10/25/33 (Bermuda)	707,000	710,644
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 07-HY2, Class 1A1, 3.05%, 12/25/36(WAC)	431,974	421,455
FRB Ser. 05-AR12, Class 1A8, 2.909%, 10/25/35(WAC)	577,430	574,096
FRB Ser. 05-AR9, Class A1C3, (1 Month US LIBOR + 0.96%), 1.052%, 7/25/45	220,780	210,293
FRB Ser. 05-AR11, Class A1B3, (1 Month US LIBOR + 0.80%), 0.892%, 8/25/45	200,718	199,440

		36,799,148

Total mortgage-backed securities (cost $99,833,688)		$96,418,799

COMMODITY LINKED NOTES (1.5%)(a)(CLN)
	Principal amount	Value
Goldman Sachs International 144A notes zero %, 2022 (Indexed to the S&P GSCI Light Energy Excess Return Index multiplied by 3)	$27,315,000	$41,880,819

Total commodity Linked Notes (cost $27,315,000)		$41,880,819

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (0.6%)(a)
	Principal amount	Value
Bahrain (Kingdom of) sr. unsec. bonds Ser. REGS, 5.25%, 1/25/33 (Bahrain)	$510,000	$495,356
Colombia (Republic of) sr. unsec. notes 3.875%, 4/25/27 (Colombia)	517,000	548,903
Dominican (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.50%, 2/15/48 (Dominican Republic)	450,000	490,950
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.00%, 7/19/28 (Dominican Republic)	278,000	315,947
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.95%, 1/25/27 (Dominican Republic)	500,000	563,125
Indonesia (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.75%, 1/8/26 (Indonesia)	2,270,000	2,587,800
Indonesia (Republic of) 144A sr. unsec. unsub. notes 4.35%, 1/8/27 (Indonesia)	990,000	1,119,952
Ivory Coast (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.125%, 6/15/33 (Ivory Coast)	1,300,000	1,371,500
Ivory Coast (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.375%, 7/23/24 (Ivory Coast)	550,000	591,250
Kazakhstan (Republic of) sr. unsec. unsub. bonds Ser. REGS, 4.875%, 10/14/44 (Kazakhstan)	880,000	1,104,435
Kazakhstan (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.125%, 7/21/25 (Kazakhstan)	520,000	604,429
Mexico (Government of) sr. unsec. bonds 5.55%, 1/21/45 (Mexico)	1,834,000	2,214,573
Paraguay (Republic of) sr. unsec. notes Ser. REGS, 4.95%, 4/28/31 (Paraguay)	505,000	579,488
Paraguay (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.70%, 3/27/27 (Paraguay)	245,000	277,710
Saudi Arabia (Kingdom of) sr. unsec. notes Ser. REGS, 2.90%, 10/22/25 (Saudi Arabia)	573,000	613,425
Senegal (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.75%, 3/13/48 (Senegal)	200,000	201,750
Senegal (Republic of) unsec. bonds Ser. REGS, 6.25%, 5/23/33 (Senegal)	1,065,000	1,123,575
South Africa (Republic of) sr. unsec. unsub. notes 4.85%, 9/27/27 (South Africa)	287,000	308,174
United Mexican States sr. unsec. bonds 2.659%, 5/24/31 (Mexico)	229,000	223,708
Uruguay (Oriental Republic of) sr. unsec. bonds 5.10%, 6/18/50 (Uruguay)	300,000	392,529
Venezuela (Republic of) sr. unsec. notes 9.00%, 5/7/23 (Venezuela) (In default)(NON)	731,000	74,928
Venezuela (Republic of) sr. unsec. notes 7.65%, 4/21/25 (Venezuela) (In default)(NON)	1,000	103
Venezuela (Republic of) sr. unsec. unsub. notes 8.25%, 10/13/24 (Venezuela) (In default)(NON)	1,184,000	121,360

Total foreign government and agency bonds and notes (cost $15,186,432)		$15,924,970

ASSET-BACKED SECURITIES (0.6%)(a)
	Principal amount	Value
1Sharpe Mortgage Trust 144A FRB Ser. 20-1, Class NOTE, (BBA LIBOR USD 3 Month + 2.90%), 3.047%, 7/25/24	$826,000	$826,000
Mello Warehouse Securitization Trust 144A
FRB Ser. 20-1, Class A, (1 Month US LIBOR + 0.90%), 0.992%, 10/25/53	389,000	389,000
FRB Ser. 20-2, Class A, (1 Month US LIBOR + 0.80%), 0.892%, 11/25/53	234,000	234,000
FRB Ser. 21-2, Class A, (1 Month US LIBOR + 0.75%), 0.842%, 4/25/55	597,000	597,000
MRA Issuance Trust 144A
FRB Ser. 20-2, Class A2, (1 Month US LIBOR + 1.45%), 1.95%, 7/21/21	783,000	783,000
FRB Ser. 21-EBO4, Class A1X, (1 Month US LIBOR + 1.75%), 1.842%, 2/16/22	986,000	986,123
FRB Ser. 21-EBO1, Class A1X, (1 Month US LIBOR + 1.75%), 1.842%, 10/8/21	782,000	782,000
FRB Ser. 20-11, Class A1X, (1 Month US LIBOR + 1.70%), 1.773%, 4/22/22	891,000	891,000
FRB Ser. 21-NA1, Class A1X, (1 Month US LIBOR + 1.50%), 1.591%, 3/8/22	880,000	880,000
FRB Ser. 20-12, Class A1X, (1 Month US LIBOR + 1.35%), 1.423%, 7/15/21	769,000	769,000
FRB Ser. 21-8, Class A1X, (1 Month US LIBOR + 1.15%), 1.26%, 10/15/21	777,000	777,000
FRB Ser. 21-11, Class A1X, (1 Month US LIBOR + 1.15%), 1.236%, 1/25/22	986,000	986,000
MSG III Securitization Trust 144A FRB Ser. 21-1, Class A, (1 Month US LIBOR + 0.75%), 0.841%, 6/25/54	231,000	231,000
NewRez Warehouse Securitization Trust 144A FRB Ser. 21-1, Class A, (1 Month US LIBOR + 0.75%), 0.842%, 5/25/55	332,000	332,478
Provident Funding Mortgage Warehouse Securitization Trust 144A FRB Ser. 21-1, Class A, (1 Month US LIBOR + 0.70%), 0.792%, 2/25/55	421,000	421,000
Station Place Securitization Trust 144A
FRB Ser. 20-15, Class A, (1 Month US LIBOR + 1.37%), 1.461%, 12/10/21	902,000	902,000
FRB Ser. 21-6, Class A, (1 Month US LIBOR + 0.80%), 0.891%, 4/25/22	999,000	999,000
FRB Ser. 21-10, Class A, (1 Month US LIBOR + 0.75%), 0.854%, 8/8/22	999,000	999,000
FRB Ser. 21-WL2, Class A, (1 Month US LIBOR + 0.70%), 0.792%, 3/25/54	623,000	623,000
FRB Ser. 21-WL1, Class A, (1 Month US LIBOR + 0.65%), 0.742%, 1/26/54	623,000	623,000
Toorak Mortgage Corp., Ltd. 144A
Ser. 19-1, Class A1, 4.535%, 3/25/22(WAC)	687,322	690,387
Ser. 21-1, Class A1, 2.24%, 6/25/24	260,000	259,974
Towd Point Asset Trust 144A FRB Ser. 18-SL1, Class A, (1 Month US LIBOR + 0.60%), 0.692%, 1/25/46	759,807	756,029

Total asset-backed securities (cost $15,734,556)		$15,736,991

COLLATERALIZED LOAN OBLIGATIONS (0.6%)(a)
	Principal amount	Value
Apidos CLO XXIII 144A FRB Ser. 20-23A, Class AR, (BBA LIBOR USD 3 Month + 1.22%), 1.404%, 4/15/33 (Cayman Islands)	$1,100,000	$1,102,544
Bain Capital Credit CLO, Ltd. 144A FRB Ser. 19-3A, Class A, (BBA LIBOR USD 3 Month + 1.34%), 1.526%, 10/21/32	293,000	293,366
Canyon Capital CLO, Ltd. 144A FRB Ser. 19-2A, Class A, (BBA LIBOR USD 3 Month + 1.37%), 1.554%, 10/15/32 (Cayman Islands)	377,000	377,802
Carlyle C17 CLO, Ltd. 144A FRB Ser. C17A, Class A1AR, (BBA LIBOR USD 3 Month + 1.03%), 1.235%, 4/30/31 (Cayman Islands)	764,000	763,036
CBAM, Ltd. 144A FRB Ser. 19-9A, Class A, (BBA LIBOR USD 3 Month + 1.28%), 1.464%, 2/12/30	250,000	250,006
Cedar Funding II CLO, Ltd. 144A FRB Ser. 21-1A, Class ARR, (BBA LIBOR USD 3 Month + 1.08%), 1.264%, 4/20/34 (Cayman Islands)	600,000	600,215
Cedar Funding V CLO, Ltd. 144A FRB Ser. 18-5A, Class A1R, (BBA LIBOR USD 3 Month + 1.10%), 1.29%, 7/17/31 (Cayman Islands)	525,000	525,060
CIFC Funding, Ltd. 144A FRB Ser. 19-1A, Class A1R, (BBA LIBOR USD 3 Month + 1.35%), 1.536%, 10/21/31 (Cayman Islands)	429,000	429,788
Columbia Cent CLO 29, Ltd. 144A FRB Ser. 20-29A, Class A1N, (BBA LIBOR USD 3 Month + 1.70%), 1.888%, 7/20/31 (Cayman Islands)	233,000	233,913
Crestline Denali CLO XIV, Ltd. 144A FRB Ser. 18-1A, Class A1R, (BBA LIBOR USD 3 Month + 1.28%), 1.453%, 10/23/31 (Cayman Islands)	501,456	501,477
Elevation CLO Ltd. 144A FRB Ser. 17-2A, Class A1R, (BBA LIBOR USD 3 Month + 1.23%), 1.414%, 10/15/29 (Cayman Islands)	750,000	750,023
Elmwood CLO II, Ltd. 144A FRB Ser. 21-2A, Class AR, (BBA LIBOR USD 3 Month + 1.15%), 1.338%, 4/20/34 (Cayman Islands)	400,000	400,360
GoldenTree Loan Management US CLO 5, Ltd. 144A FRB Ser. 19-5A, Class A, (BBA LIBOR USD 3 Month + 1.30%), 1.488%, 10/20/32 (Cayman Islands)	281,000	281,579
Kayne CLO 6, Ltd. 144A FRB Ser. 19-6A, Class A1, (BBA LIBOR USD 3 Month + 1.38%), 1.568%, 1/20/33 (Cayman Islands)	250,000	250,309
Madison Park Funding, Ltd. 144A FRB Ser. 18-30A, Class A, (BBA LIBOR USD 3 Month + 0.75%), 0.934%, 4/15/29	530,000	530,011
Magnetite CLO XXVI, Ltd. 144A FRB Ser. 20-26A, Class A, (BBA LIBOR USD 3 Month + 1.75%), 1.934%, 7/15/30 (Cayman Islands)	1,101,000	1,101,754
Magnetite VII, Ltd. 144A FRB Ser. 18-7A, Class A1R2, (BBA LIBOR USD 3 Month + 0.80%), 0.984%, 1/15/28	248,216	248,231
Mountain View CLO, LLC 144A FRB Ser. 17-2A, Class A, (BBA LIBOR USD 3 Month + 1.21%), 1.394%, 1/16/31	540,000	540,146
MP CLO III, Ltd. 144A FRB Ser. 13-1A, Class AR, (BBA LIBOR USD 3 Month + 1.25%), 1.438%, 10/20/30	472,000	472,135
Neuberger Berman Loan Advisers CLO 40, Ltd. 144A FRB Ser. 21-40A, Class A, (BBA LIBOR USD 3 Month + 1.06%), 1.248%, 4/16/33 (Cayman Islands)	415,000	415,968
OZLM XI, Ltd. 144A FRB Ser. 17-11A, Class A1R, (BBA LIBOR USD 3 Month + 1.25%), 1.436%, 10/30/30	494,593	494,631
Palmer Square CLO, Ltd. 144A FRB Ser. 18-2A, Class A1A, (BBA LIBOR USD 3 Month + 1.10%), 1.284%, 7/16/31	348,000	348,111
Regatta XVIII Funding, Ltd. 144A FRB Ser. 21-1A, Class A1, (BBA LIBOR USD 3 Month + 1.10%), 1.191%, 1/15/34 (Cayman Islands)	623,000	624,040
RR 3, Ltd. 144A FRB Ser. 18-3A, Class A1R2, (BBA LIBOR USD 3 Month + 1.09%), 1.274%, 1/15/30 (Cayman Islands)	900,000	900,005
RR, Ltd. 144A FRB Ser. 20-12A, Class AAR2, (BBA LIBOR USD 3 Month + 1.36%), 1.544%, 1/15/36	561,000	562,828
Signal Peak CLO 4, Ltd. 144A FRB Ser. 17-4A, Class A, (BBA LIBOR USD 3 Month + 1.21%), 1.386%, 10/26/29	750,000	750,312
Sound Point CLO XIX, Ltd. 144A FRB Ser. 18-1A, Class A, (BBA LIBOR USD 3 Month + 1.00%), 1.184%, 4/15/31 (Cayman Islands)	586,000	586,087
THL Credit Wind River CLO, Ltd. 144A FRB Ser. 18-2A, Class AR, (BBA LIBOR USD 3 Month + 1.14%), 1.324%, 1/15/31	250,000	250,048
Voya CLO, Ltd. 144A FRB Ser. 13-2A, Class A1R, (BBA LIBOR USD 3 Month + 0.97%), 1.146%, 4/25/31	836,000	836,017

Total collateralized loan obligations (cost $15,435,073)		$15,419,802

SENIOR LOANS (0.3%)(a)(c)
	Principal amount	Value
Adient US, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 3.604%, 4/1/28	$110,000	$109,966
Alpha 3 BV bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.50%), 3.00%, 3/18/28	130,000	129,269
AMC Entertainment Holdings, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 3.086%, 4/22/26	219,389	205,631
American Airlines, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.75%), 5.50%, 3/24/28	105,000	109,384
AppleCaramel Buyer, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 4.50%, 10/19/27	194,025	194,268
Arches Buyer, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.25%), 3.75%, 12/6/27	333,325	332,262
Blackstone CQP Holdco LP bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 4.25%, 5/27/28	285,000	283,718
Brand Industrial Services, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.25%), 5.25%, 6/21/24	408,000	401,052
BWAY Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 3.354%, 4/3/24	151,837	148,065
Clarios Global LP bank term loan FRN Ser. B, (1 Month US LIBOR + 3.25%), 3.354%, 4/30/26	181,731	179,914
CP Atlas Buyer, Inc. bank term loan FRN Ser. B1, (BBA LIBOR USD 3 Month + 3.75%), 4.25%, 11/23/27	389,025	387,768
CPG International, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 2.50%), 3.25%, 5/5/24	94,160	94,025
Diamond BC BV bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 3.186%, 9/6/24	144,253	143,381
Epicor Software Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 7.75%), 8.75%, 7/30/28	120,000	123,826
Epicor Software Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 4.00%, 7/30/27	198,500	198,194
Global Medical Response, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.75%), 5.75%, 10/5/25	497,500	499,366
Greeneden US Holdings II, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 4.75%, 10/8/27	189,525	189,864
iHeartCommunications, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 4.75%, 5/1/26	168,300	168,300
IRB Holding Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 4.25%, 12/15/27	84,575	84,523
Jazz Financing Lux Sarl bank term loan FRN Ser. B, (1 Month US LIBOR + 3.50%), 4.00%, 4/22/28 (Luxembourg)	495,000	496,391
Klockner-Pentaplast of America, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.75%), 5.25%, 2/9/26	144,638	145,361
MajorDrive Holdings IV, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 4.50%, 5/12/28	400,000	400,124
Navistar, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 3.60%, 11/6/24	492,814	492,814
One Call Corp. bank term loan FRN Ser. B, (1 Month US LIBOR + 5.50%), 6.25%, 4/7/27	270,000	272,700
Ortho-Clinical Diagnostics, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 3.089%, 6/30/25	202,992	202,775
Polaris Newco, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 4.50%, 6/3/28	280,000	280,666
Quorum Health Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 8.25%), 9.25%, 4/29/25	262,945	265,903
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 8.00%), 9.00%, 2/28/26	170,000	146,200
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 3.50%), 4.50%, 2/28/25	115,040	111,013
Rocket Software, Inc. bank term loan FRN (1 Month US LIBOR + 4.25%), 4.75%, 11/28/25	120,000	117,780
SCIH Salt Holdings, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 4.75%, 3/16/27	269,325	269,775
Solenis International, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 8.50%), 8.635%, 6/26/26	150,000	149,513
Solenis International, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 4.135%, 6/26/25	396,913	396,489
Starfruit US Holdco, LLC bank term loan FRN Ser. B, (1 Month US LIBOR + 3.00%), 3.133%, 10/1/25	178,711	177,260
Titan Acquisition, Ltd. (United Kingdom) bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 3.167%, 3/28/25	333,091	327,026
United Airlines, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 4.50%, 4/14/28	224,438	227,180
Vertiv Group Corp. bank term loan FRN Ser. B, (1 Month US LIBOR + 2.75%), 2.836%, 3/2/27	686,339	681,678

Total senior loans (cost $9,078,986)		$9,143,424

CONVERTIBLE PREFERRED STOCKS (0.2%)(a)
	Shares	Value
Danaher Corp. 5.00% cv. pfd.	1,638	$2,397,213
T-Mobile US, Inc. 144A 5.25% cv. pfd.(NON)	2,634	3,319,051

Total convertible preferred stocks (cost $4,404,514)		$5,716,264

PURCHASED OPTIONS OUTSTANDING (—%)(a)
Counterparty	Expiration date/ strike price	Notional amount		Contract amount	Value
Citibank, N.A.
S&P 500 Index (Call)	Jan-22/$4,350.00	$23,561,982		$5,490	$899,742
Goldman Sachs International
EUR/USD (Put)	Aug-21/1.18	55,708,788	EUR	46,981,900	320,994
Morgan Stanley & Co. International PLC
GBP/USD (Put)	Aug-21/1.37	27,783,166	GBP	20,084,700	163,059

Total purchased options outstanding (cost $797,315)					$1,383,795

CONVERTIBLE BONDS AND NOTES (—%)(a)
	Principal amount	Value
DISH Network Corp. cv. sr. unsec. notes 3.375%, 8/15/26	$125,000	$127,563
fuboTV, Inc. 144A cv. sr. unsec. notes 3.25%, 2/15/26	105,000	103,097
Nabors Industries, Inc. company guaranty cv. sr. unsec. notes 0.75%, 1/15/24	280,000	249,060
Transocean, Inc. cv. company guaranty sr. unsec. sub. notes 0.50%, 1/30/23	51,000	45,434

Total convertible bonds and notes (cost $446,088)		$525,154

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value
Occidental Petroleum Corp.	8/3/27	$22.00	1,342	$18,667

Total warrants (cost $6,647)				$18,667

PREFERRED STOCKS (—%)(a)
	Shares	Value
GMAC Capital Trust I Ser. 2, $1.91 cum. ARP	388	$9,820

Total preferred stocks (cost $9,700)		$9,820

SHORT-TERM INVESTMENTS (5.9%)(a)
		Principal amount/ shares	Value
Putnam Cash Collateral Pool, LLC 0.09%(AFF)	Shares	19,077,985	$19,077,985
Putnam Short Term Investment Fund Class P 0.09%(AFF)	Shares	99,540,718	99,540,718
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%(P)	Shares	1,435,000	1,435,000
U.S. Treasury Bills 0.011%, 7/6/21(SEG)(SEGSF)(SEGCCS)		$800,000	799,997
U.S. Treasury Bills 0.043%, 10/14/21(SEG)(SEGSF)(SEGCCS)(SEGTBA)		5,900,000	5,899,182
U.S. Treasury Bills 0.023%, 7/20/21(SEG)(SEGCCS)		6,300,000	6,299,832
U.S. Treasury Bills 0.024%, 7/13/21(SEG)(SEGSF)(SEGCCS)		3,800,000	3,799,947
U.S. Treasury Bills 0.016%, 9/2/21(SEGCCS)		2,000,000	1,999,817
U.S. Treasury Bills 0.019%, 7/27/21(SEGCCS)		100,000	99,997
U.S. Treasury Cash Management Bills 0.048%, 10/19/21(SEG)(SEGSF)(SEGCCS)		6,000,000	5,998,994
U.S. Treasury Cash Management Bills 0.027%, 10/5/21(SEG)(SEGSF)(SEGCCS)		7,300,000	7,299,124
U.S. Treasury Cash Management Bills 0.027%, 9/28/21(SEG)(SEGSF)(SEGCCS)		1,000,000	999,902
U.S. Treasury Cash Management Bills 0.018%, 9/21/21(SEG)(SEGSF)(SEGCCS)		12,400,000	12,398,641

Total short-term investments (cost $165,650,852)			$165,649,136
TOTAL INVESTMENTS

Total investments (cost $2,368,206,434)			$3,037,915,530

	FORWARD CURRENCY CONTRACTS at 6/30/21 (aggregate face value $650,376,271) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		British Pound	Buy	9/15/21	$1,692,196	$1,730,506	$(38,310)
		Canadian Dollar	Sell	7/21/21	5,238,483	5,266,405	27,922
		Euro	Sell	9/15/21	1,812,802	1,735,860	(76,942)
		Hong Kong Dollar	Buy	8/18/21	1,054,147	1,053,900	247
		Japanese Yen	Buy	8/18/21	1,026,310	1,044,550	(18,240)
		Norwegian Krone	Buy	9/15/21	1,850,437	1,858,376	(7,939)
	Barclays Bank PLC
		Australian Dollar	Buy	7/21/21	5,577,848	5,769,291	(191,443)
		British Pound	Sell	9/15/21	139,598	79,736	(59,862)
		Canadian Dollar	Sell	7/21/21	1,388,496	1,263,787	(124,709)
		Euro	Sell	9/15/21	4,437,418	4,562,651	125,233
		Hong Kong Dollar	Sell	8/18/21	1,923,161	1,922,730	(431)
		Japanese Yen	Buy	8/18/21	3,464,219	3,525,935	(61,716)
		Swedish Krona	Buy	9/15/21	3,358,830	3,478,490	(119,660)
	Citibank, N.A.
		Australian Dollar	Buy	7/21/21	2,515,353	2,605,597	(90,244)
		British Pound	Buy	9/15/21	2,292,372	2,343,750	(51,378)
		Canadian Dollar	Sell	7/21/21	136,091	160,248	24,157
		Chinese Yuan (Offshore)	Sell	8/18/21	6,593,839	6,561,407	(32,432)
		Danish Krone	Sell	9/15/21	1,260,633	1,293,855	33,222
		Euro	Sell	9/15/21	1,365,451	1,404,212	38,761
		Japanese Yen	Sell	8/18/21	2,344,836	2,386,653	41,817
		New Zealand Dollar	Sell	7/21/21	1,112,349	1,121,840	9,491
		Swiss Franc	Sell	9/15/21	3,447,981	3,554,416	106,435
	Credit Suisse International
		Australian Dollar	Sell	7/21/21	1,724,979	1,723,699	(1,280)
		British Pound	Sell	9/15/21	12,583,211	12,730,018	146,807
		Canadian Dollar	Sell	7/21/21	2,282,967	2,355,362	72,395
		Euro	Sell	9/15/21	3,935,082	4,046,519	111,437
	Goldman Sachs International
		Australian Dollar	Buy	7/21/21	4,805,249	5,022,356	(217,107)
		British Pound	Buy	9/15/21	35,395,831	36,271,615	(875,784)
		Canadian Dollar	Sell	7/21/21	366,646	1,136,660	770,014
		Euro	Buy	9/15/21	22,872,785	23,145,666	(272,881)
		Japanese Yen	Sell	8/18/21	23,276,837	23,598,124	321,287
		New Zealand Dollar	Sell	7/21/21	19,468,623	19,708,028	239,405
		Norwegian Krone	Buy	9/15/21	4,582,211	4,557,058	25,153
		Swedish Krona	Buy	9/15/21	16,593,077	17,186,289	(593,212)
		Swiss Franc	Sell	9/15/21	6,599,136	6,744,412	145,276
	HSBC Bank USA, National Association
		Australian Dollar	Buy	7/21/21	1,976,986	2,112,746	(135,760)
		British Pound	Sell	9/15/21	7,573,032	7,752,876	179,844
		Canadian Dollar	Buy	7/21/21	3,679,288	3,671,097	8,191
		Chinese Yuan (Offshore)	Sell	8/18/21	6,593,854	6,561,553	(32,301)
		Euro	Buy	9/15/21	5,509,186	5,665,111	(155,925)
		Hong Kong Dollar	Sell	8/18/21	4,823,481	4,822,317	(1,164)
		Japanese Yen	Sell	8/18/21	1,237,497	1,231,942	(5,555)
		New Zealand Dollar	Buy	7/21/21	1,680,895	1,733,534	(52,639)
		Swiss Franc	Buy	9/15/21	107,858	62,302	45,556
	JPMorgan Chase Bank N.A.
		Australian Dollar	Buy	7/21/21	3,344,279	3,447,751	(103,472)
		British Pound	Buy	9/15/21	15,901,886	16,256,716	(354,830)
		Canadian Dollar	Sell	7/21/21	4,844,489	4,716,531	(127,958)
		Euro	Sell	9/15/21	8,832,203	8,899,035	66,832
		Japanese Yen	Sell	8/18/21	9,313,777	9,454,520	140,743
		New Zealand Dollar	Sell	7/21/21	3,508,436	3,537,573	29,137
		Norwegian Krone	Buy	9/15/21	4,742,840	4,900,188	(157,348)
		Singapore Dollar	Buy	8/18/21	1,809,467	1,819,984	(10,517)
		South Korean Won	Sell	8/18/21	11,877,978	11,945,229	67,251
		Swedish Krona	Buy	9/15/21	286,159	450,961	(164,802)
		Swiss Franc	Sell	9/15/21	4,481,833	4,696,020	214,187
	Morgan Stanley & Co. International PLC
		Australian Dollar	Sell	7/21/21	1,675,852	1,709,242	33,390
		British Pound	Buy	9/15/21	28,542,790	29,024,573	(481,783)
		Canadian Dollar	Sell	7/21/21	1,045,325	1,387,564	342,239
		Euro	Buy	9/15/21	213,166	346,021	(132,855)
		Japanese Yen	Buy	8/18/21	4,550,162	4,680,981	(130,819)
		New Zealand Dollar	Sell	7/21/21	3,497,112	3,574,579	77,467
		Norwegian Krone	Buy	9/15/21	8,030,701	8,277,197	(246,496)
		Swedish Krona	Buy	9/15/21	19,680,153	20,384,006	(703,853)
		Swiss Franc	Sell	9/15/21	4,210,240	4,340,109	129,869
	NatWest Markets PLC
		Australian Dollar	Buy	7/21/21	4,345,635	4,447,586	(101,951)
		British Pound	Buy	9/15/21	2,786,015	2,849,033	(63,018)
		Canadian Dollar	Sell	7/21/21	5,187,741	5,165,630	(22,111)
		Euro	Sell	9/15/21	10,492,999	10,581,460	88,461
		Japanese Yen	Sell	8/18/21	1,761,612	1,769,122	7,510
		New Zealand Dollar	Sell	7/21/21	7,465,613	7,369,416	(96,197)
		Swedish Krona	Buy	9/15/21	1,700,953	1,761,626	(60,673)
		Swiss Franc	Sell	9/15/21	4,118,193	4,140,374	22,181
	State Street Bank and Trust Co.
		Australian Dollar	Buy	7/21/21	3,356,805	3,617,215	(260,410)
		British Pound	Buy	9/15/21	2,062,567	2,298,642	(236,075)
		Canadian Dollar	Sell	7/21/21	4,788,262	5,270,051	481,789
		Euro	Buy	9/15/21	15,025,778	15,657,663	(631,885)
		Hong Kong Dollar	Sell	8/18/21	11,313,980	11,310,411	(3,569)
		Japanese Yen	Sell	8/18/21	41,833,255	42,476,371	643,116
		New Zealand Dollar	Sell	7/21/21	6,501,028	6,550,042	49,014
		Norwegian Krone	Buy	9/15/21	7,751,130	7,798,727	(47,597)
		Swedish Krona	Sell	9/15/21	5,779,457	5,984,159	204,702
		Swiss Franc	Sell	9/15/21	1,255,958	1,441,243	185,285
	Toronto-Dominion Bank
		Australian Dollar	Buy	7/21/21	1,638,651	1,685,969	(47,318)
		British Pound	Sell	9/15/21	4,739,146	4,850,401	111,255
		Canadian Dollar	Buy	7/21/21	513,869	392,489	121,380
		Chinese Yuan (Offshore)	Sell	8/18/21	6,593,839	6,560,732	(33,107)
		Euro	Sell	9/15/21	3,809,439	3,917,247	107,808
		Japanese Yen	Buy	8/18/21	10,435,823	10,630,053	(194,230)
		Norwegian Krone	Buy	9/15/21	8,390,202	8,726,858	(336,656)
		Swedish Krona	Buy	9/15/21	404,972	419,430	(14,458)
	UBS AG
		Australian Dollar	Buy	7/21/21	10,964,066	11,320,527	(356,461)
		British Pound	Sell	9/15/21	2,379,535	2,428,570	49,035
		Canadian Dollar	Sell	7/21/21	8,349,691	8,320,448	(29,243)
		Euro	Buy	9/15/21	6,986,268	7,430,913	(444,645)
		Hong Kong Dollar	Sell	8/18/21	228,102	228,047	(55)
		Japanese Yen	Buy	8/18/21	12,770,657	13,181,541	(410,884)
		New Zealand Dollar	Sell	7/21/21	8,120,483	8,148,373	27,890
		Norwegian Krone	Buy	9/15/21	5,877,806	6,108,303	(230,497)
		Swedish Krona	Buy	9/15/21	4,778,779	4,950,782	(172,003)
		Swiss Franc	Sell	9/15/21	1,779,760	1,797,171	17,411
	WestPac Banking Corp.
		British Pound	Buy	9/15/21	1,613,889	1,655,100	(41,211)
		Canadian Dollar	Sell	7/21/21	468,129	461,484	(6,645)
		Euro	Sell	9/15/21	4,895,695	5,034,414	138,719
		Japanese Yen	Buy	8/18/21	6,685,635	6,805,830	(120,195)
		New Zealand Dollar	Sell	7/21/21	4,384,950	4,420,559	35,609

	Unrealized appreciation						5,864,930

	Unrealized (depreciation)						(9,792,741)

	Total						$(3,927,811)
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 6/30/21 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
MSCI EAFE Index (Long)	132	$15,353,659	$15,207,060	Sep-21	$(341,184)
MSCI EAFE Index (Short)	127	14,772,081	14,631,035	Sep-21	337,244
MSCI Emerging Markets Index (Long)	587	40,419,323	40,056,880	Sep-21	(162,910)
NASDAQ 100 Index E-Mini (Long)	90	26,198,640	26,188,200	Sep-21	1,074,510
Russell 2000 Index E-Mini (Long)	1,133	130,892,601	130,736,870	Sep-21	111,502
S&P 500 Index E-Mini (Long)	30	6,437,700	6,432,900	Sep-21	84,838
S&P 500 Index E-Mini (Short)	1,915	410,939,850	410,633,450	Sep-21	(5,741,990)
S&P Mid Cap 400 Index E-Mini (Long)	3	808,140	807,720	Sep-21	6,200
U.S. Treasury Bond 30 yr (Long)	195	31,346,250	31,346,250	Sep-21	746,139
U.S. Treasury Bond Ultra 30 yr (Long)	333	64,164,938	64,164,938	Sep-21	2,482,203
U.S. Treasury Note 2 yr (Long)	635	139,903,398	139,903,398	Sep-21	(234,046)
U.S. Treasury Note 2 yr (Short)	456	100,466,062	100,466,062	Sep-21	173,341
U.S. Treasury Note 5 yr (Long)	940	116,023,907	116,023,907	Sep-21	(351,052)
U.S. Treasury Note 5 yr (Short)	1,825	225,259,181	225,259,181	Sep-21	680,283
U.S. Treasury Note 10 yr (Long)	389	51,542,500	51,542,500	Sep-21	187,984
U.S. Treasury Note Ultra 10 yr (Short)	581	85,525,016	85,525,015	Sep-21	(1,261,466)

Unrealized appreciation					5,884,244

Unrealized (depreciation)					(8,092,648)

Total					$(2,208,404)

WRITTEN OPTIONS OUTSTANDING at 6/30/21 (premiums $476,795) (Unaudited)
Counterparty	Expiration date/ strike price	Notional amount		Contract amount	Value
Citibank, N.A.
S&P 500 Index (Call)	Jan-22/$4,700.00	$23,561,982		$5,490	$189,454
Goldman Sachs International
EUR/USD (Call)	Aug-21/1.21	55,708,788	EUR	46,981,900	110,303
Morgan Stanley & Co. International PLC
GBP/USD (Call)	Aug-21/1.42	27,783,166	GBP	20,084,700	49,788

Total					$349,545

TBA SALE COMMITMENTS OUTSTANDING at 6/30/21 (proceeds receivable $95,802,188) (Unaudited)
Agency	Principal amount	Settlement date	Value
Government National Mortgage Association, 4.50%, 7/1/51	$2,000,000	7/21/21	$2,131,934
Uniform Mortgage-Backed Securities, 2.50%, 8/1/51	6,000,000	8/12/21	6,194,062
Uniform Mortgage-Backed Securities, 2.50%, 7/1/51	30,000,000	7/14/21	31,028,904
Uniform Mortgage-Backed Securities, 2.00%, 8/1/51	28,000,000	8/12/21	28,235,570
Uniform Mortgage-Backed Securities, 2.00%, 7/1/51	28,000,000	7/14/21	28,291,350

Total			$95,881,820

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/21 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$65,133,000	$941,823		$77,381	4/20/31	1.57% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	$(1,022,089)
		91,702,000	164,147	(E)	173,798	9/15/23	3 month USD-LIBOR-BBA — Quarterly	0.30% — Semiannually	9,653
		57,724,000	199,148	(E)	(226,159)	9/15/26	0.95% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(27,011)
		16,925,000	58,391	(E)	66,653	9/15/26	3 month USD-LIBOR-BBA — Quarterly	0.95% — Semiannually	8,262
		68,181,000	1,184,986	(E)	(1,042,415)	9/15/31	3 month USD-LIBOR-BBA — Quarterly	1.65% — Semiannually	142,571
		19,490,000	1,075,848	(E)	(1,016,196)	9/15/51	3 month USD-LIBOR-BBA — Quarterly	2.00% — Semiannually	59,652
		5,523,000	304,870	(E)	288,241	9/15/51	2.00% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(16,631)

	Total				$(1,678,697)				$(845,593)
(E)	Extended effective date.

	OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/21 (Unaudited)
	Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
	Barclays Bank PLC
	$420,348	$418,854	$—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	$(540)
	127,489	126,960	—	1/12/40	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(236)
	17,802	17,757	—	1/12/39	(6.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.00% 30 year Fannie Mae pools — Monthly	(2)
	183,763	183,019	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	240
	5,781	5,792	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	77
	67,509	67,446	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	783
	8,495	8,487	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	99
	3,189	3,189	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	40
	9,903	9,716	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	44
	474	457	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(11)
	Citibank, N.A.
	109,648	109,258	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(141)
	63,301	63,076	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(81)
	Goldman Sachs International
	36,898,775	36,591,973	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	A basket (GSGLPHCL) of common stocks — Monthly*	(312,997)
	112,027,884	109,705,684	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.50%) — Monthly	A basket (GSGLPWDL) of common stocks — Monthly*	(2,179,576)
	110,657,855	107,719,567	—	12/15/25	1 month USD-LIBOR-BBA minus 0.15% — Monthly	A basket (GSGLPWDS) of common stocks — Monthly*	2,838,399
	10,292	10,250	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	13
	12,346	12,296	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	16
	227,791	226,870	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	298
	7,921	7,921	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	99
	7,921	7,921	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	99
	8,240	7,926	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(213)
	1,489	1,436	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(35)
	JPMorgan Chase Bank N.A.
	65,814,721	64,761,625	—	2/5/22	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Russell 1000 Value Total Return Index — Monthly	(1,061,403)
	JPMorgan Securities LLC
	19,031	19,031	—	1/12/42	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(238)
	76,004	75,933	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(882)

	Upfront premium received		—	Unrealized appreciation			2,840,207

	Upfront premium (paid)		—	Unrealized (depreciation)			(3,556,355)

		Total	$—			Total	$(716,148)
*	The 50 largest components, and any individual component greater than 1% of basket value, are shown below.

A BASKET (GSGLPHCL) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Waters Corp.	Health care	5,463	$1,888,226	5.16%
Mettler-Toledo International, Inc.	Health care	1,271	1,760,096	4.81%
IQVIA Holdings, Inc.	Health care	7,233	1,752,693	4.79%
Agilent Technologies, Inc.	Technology	11,356	1,678,523	4.59%
Merck KGaA (Germany)	Health care	8,723	1,672,751	4.57%
PerkinElmer, Inc.	Health care	10,220	1,592,732	4.35%
Thermo Fisher Scientific, Inc.	Health care	2,841	1,433,350	3.92%
Zoetis, Inc.	Health care	7,341	1,368,063	3.74%
Illumina, Inc.	Health care	2,763	1,323,788	3.62%
Alexion Pharmaceuticals, Inc.	Health care	7,012	1,288,254	3.52%
Ipsen SA (France)	Health care	12,138	1,262,675	3.45%
Pfizer, Inc.	Health care	30,938	1,211,552	3.31%
Merck & Co., Inc.	Health care	13,146	1,022,395	2.79%
Johnson & Johnson	Health care	6,074	1,000,621	2.73%
Sumitomo Dainippon Pharma Co., Ltd. (Japan)	Health care	46,889	983,484	2.69%
GlaxoSmithKline PLC (United Kingdom)	Health care	48,347	948,011	2.59%
AbbVie, Inc.	Health care	8,166	919,824	2.51%
Sanofi (France)	Health care	8,725	914,284	2.50%
Biogen, Inc.	Health care	2,486	860,912	2.35%
Viatris, Inc.	Health care	58,207	845,166	2.31%
Perrigo Co. PLC	Health care	17,913	826,856	2.26%
Sartorius Stedim Biotech (France)	Health care	1,649	779,879	2.13%
Bayer AG (Germany)	Health care	12,322	748,304	2.04%
Bristol-Myers Squibb Co.	Health care	10,639	710,889	1.94%
AstraZeneca PLC (United Kingdom)	Health care	5,874	704,635	1.93%
CSL, Ltd. (Australia)	Health care	2,859	612,039	1.67%
Taisho Pharmaceutical Holdings Co., Ltd. (Japan)	Health care	11,235	602,312	1.65%
Teva Pharmaceutical Industries, Ltd. ADR (Israel)	Health care	55,185	553,506	1.51%
Amgen, Inc.	Health care	2,260	550,906	1.51%
Gilead Sciences, Inc.	Health care	7,830	539,151	1.47%
Eli Lilly and Co.	Health care	2,197	504,328	1.38%
Eisai Co., Ltd. (Japan)	Health care	4,360	429,191	1.17%
Galenica AG (Switzerland)	Health care	3,193	413,592	1.13%
Hisamitsu Pharmaceutical Co., Inc. (Japan)	Health care	7,611	375,075	1.03%
Takeda Pharmaceutical Co., Ltd. (Japan)	Health care	10,814	362,340	0.99%
Shionogi & Co., Ltd. (Japan)	Health care	5,187	270,614	0.74%
Hikma Pharmaceuticals PLC (United Kingdom)	Health care	7,896	266,795	0.73%
Galapagos NV (Belgium)	Health care	3,480	241,358	0.66%
Astellas Pharma, Inc. (Japan)	Health care	12,656	220,596	0.60%
H Lundbeck A/S (Denmark)	Health care	6,710	213,489	0.58%
UCB SA (Belgium)	Health care	1,711	178,908	0.49%
Eurofins Scientific (Luxembourg)	Health care	1,361	155,578	0.43%
Incyte Corp.	Health care	1,829	153,904	0.42%
Grifols SA (Spain)	Health care	4,978	134,841	0.37%
Regeneron Pharmaceuticals, Inc.	Health care	174	97,353	0.27%
Novartis AG (Switzerland)	Health care	964	87,934	0.24%
Daiichi Sankyo Co., Ltd. (Japan)	Health care	2,628	56,699	0.15%
Recordati SpA (Italy)	Health care	757	43,263	0.12%
Organon & Co.	Health care	1,315	39,781	0.11%
Orion Oyj Class B (Finland)	Health care	784	33,692	0.09%

A BASKET (GSGLPWDL) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Royal Bank of Canada (Canada)	Financials	9,333	$945,579	0.86%
Toronto-Dominion Bank (Canada)	Financials	13,373	937,919	0.85%
Canadian Imperial Bank of Commerce (Canada)	Financials	8,110	919,054	0.84%
Arrow Electronics, Inc.	Technology	8,018	914,742	0.83%
Annaly Capital Management, Inc.	Financials	101,589	902,107	0.82%
AGNC Investment Corp.	Financials	52,376	884,636	0.81%
MetLife, Inc.	Financials	14,725	881,278	0.80%
Segro PLC (United Kingdom)	Financials	58,200	881,156	0.80%
Dover Corp.	Capital goods	5,795	872,662	0.80%
Swisscom AG (Switzerland)	Communication services	1,480	845,088	0.77%
Nippon Telegraph & Telephone Corp. (Japan)	Communication services	31,775	827,871	0.75%
Mettler-Toledo International, Inc.	Health care	588	814,947	0.74%
ITOCHU Corp. (Japan)	Consumer staples	28,132	810,329	0.74%
NN Group NV (Netherlands)	Financials	16,696	787,531	0.72%
Dexus Property Group (Australia)	Financials	98,034	784,464	0.72%
Accenture PLC Class A	Technology	2,465	726,593	0.66%
Ally Financial, Inc.	Financials	14,457	720,552	0.66%
Ageas SA/NV (Belgium)	Financials	12,977	720,112	0.66%
Church & Dwight Co., Inc.	Consumer staples	8,217	697,925	0.64%
Knight-Swift Transportation Holdings, Inc.	Transportation	15,170	694,777	0.63%
Sun Hung Kai Properties, Ltd. (Hong Kong)	Financials	45,833	682,978	0.62%
3i Group PLC (United Kingdom)	Financials	41,719	676,940	0.62%
Allstate Corp. (The)	Financials	5,113	666,884	0.61%
Rio Tinto PLC (United Kingdom)	Basic materials	8,101	666,653	0.61%
CMS Energy Corp.	Utilities and power	11,158	656,669	0.60%
Chubu Electric Power Co., Inc. (Japan)	Utilities and power	52,355	639,974	0.58%
Mizuho Financial Group, Inc. (Japan)	Financials	44,497	635,846	0.58%
National Bank of Canada (Canada)	Financials	8,236	621,159	0.57%
AMETEK, Inc.	Conglomerates	4,597	613,741	0.56%
Swiss Life Holding AG (Switzerland)	Financials	1,236	600,679	0.55%
Open Text Corp. (Canada)	Technology	11,548	598,100	0.55%
Comcast Corp. Class A	Communication services	10,469	596,932	0.54%
Amphenol Corp. Class A	Technology	8,612	589,899	0.54%
Kinder Morgan, Inc.	Utilities and power	32,106	585,300	0.53%
DTE Energy Co.	Utilities and power	4,510	584,529	0.53%
Power Assets Holdings, Ltd. (Hong Kong)	Utilities and power	95,078	583,500	0.53%
Iberdrola SA (Spain)	Utilities and power	47,642	580,727	0.53%
Canadian Apartment Properties REIT (Canada)	Financials	12,246	576,034	0.53%
Old Dominion Freight Line, Inc.	Transportation	2,262	574,200	0.52%
Metro, Inc. (Canada)	Consumer staples	11,938	571,067	0.52%
Trane Technologies PLC	Capital goods	3,087	564,486	0.51%
Zoetis, Inc.	Health care	3,022	563,090	0.51%
AutoZone, Inc.	Consumer cyclicals	363	542,152	0.49%
McDonald's Corp.	Consumer staples	2,342	541,079	0.49%
KDDI Corp. (Japan)	Communication services	17,287	539,181	0.49%
Repsol SA (Spain)	Energy	42,569	532,731	0.49%
Fujitsu, Ltd. (Japan)	Technology	2,826	529,072	0.48%
Hershey Co. (The)	Consumer staples	3,065	527,099	0.48%
Goodman Group (Australia)	Financials	32,834	521,287	0.48%
Wolters Kluwer NV (Netherlands)	Consumer cyclicals	5,174	519,790	0.47%

A BASKET (GSGLPWDS) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
American Express Co.	Financials	5,778	$949,029	0.88%
Hang Seng Bank, Ltd. (Hong Kong)	Financials	45,632	911,539	0.85%
Markel Corp.	Financials	738	883,116	0.82%
U.S. Bancorp	Financials	15,015	850,754	0.79%
Emera, Inc. (Canada)	Utilities and power	18,096	822,760	0.76%
Equity Lifestyle Properties, Inc.	Financials	11,022	819,067	0.76%
Zurich Insurance Group AG (Switzerland)	Financials	1,990	798,486	0.74%
Lonza Group AG (Switzerland)	Health care	1,121	794,430	0.74%
Xylem, Inc.	Capital goods	6,611	788,326	0.73%
Ferrovial SA (Spain)	Basic materials	25,378	744,781	0.69%
Fortis, Inc. (Canada)	Utilities and power	16,256	724,537	0.67%
Essex Property Trust, Inc.	Financials	2,361	713,363	0.66%
Southern Co. (The)	Utilities and power	11,505	696,179	0.65%
Berkshire Hathaway, Inc. Class B	Financials	2,495	693,490	0.64%
Edison International	Utilities and power	11,973	692,308	0.64%
Ecolab, Inc.	Consumer cyclicals	3,347	689,331	0.64%
Mid-America Apartment Communities, Inc.	Financials	3,958	672,350	0.62%
ASML Holding NV (Netherlands)	Technology	971	667,151	0.62%
Mitsubishi Estate Co., Ltd. (Japan)	Financials	40,609	656,687	0.61%
Boeing Co. (The)	Capital goods	2,707	648,509	0.60%
Exelon Corp.	Utilities and power	14,307	633,922	0.59%
Alliant Energy Corp.	Utilities and power	11,316	630,773	0.59%
Liberty Media Corp.-Liberty Formula One Class C	Consumer cyclicals	12,817	628,670	0.58%
Aeon Co., Ltd. (Japan)	Consumer cyclicals	23,261	624,990	0.58%
Autodesk, Inc.	Technology	2,135	623,234	0.58%
T-Mobile US, Inc.	Communication services	4,267	618,030	0.57%
Ventas, Inc.	Health care	10,585	612,534	0.57%
Alexandria Real Estate Equities, Inc.	Financials	3,349	609,345	0.57%
Telus Corp. (Canada)	Communication services	27,061	608,641	0.57%
UDR, Inc.	Financials	12,254	606,223	0.56%
Accor SA (France)	Consumer cyclicals	15,832	591,140	0.55%
Svenska Handelsbanken AB (Sweden)	Financials	52,093	587,760	0.55%
Novartis AG (Switzerland)	Health care	6,230	567,752	0.53%
AIA Group, Ltd. (Hong Kong)	Financials	45,290	562,896	0.52%
Enbridge, Inc. (Canada)	Utilities and power	13,927	555,032	0.52%
American Tower Corp.	Communication services	2,013	543,816	0.50%
Analog Devices, Inc.	Technology	3,108	532,662	0.49%
KBC Group NV (Belgium)	Financials	6,965	531,020	0.49%
Phillips 66	Energy	6,135	526,481	0.49%
Anheuser-Busch InBev SA/NV (Belgium)	Consumer staples	7,261	523,573	0.49%
Agnico-Eagle Mines, Ltd. (Canada)	Basic materials	8,315	504,239	0.47%
Heineken NV (Netherlands)	Consumer staples	4,049	490,690	0.46%
Boston Scientific Corp.	Health care	11,360	485,770	0.45%
Koninklijke KPN NV (Netherlands)	Communication services	154,132	481,397	0.45%
Brookfield Asset Management, Inc. (Canada)	Conglomerates	9,102	475,940	0.44%
Essity AB Class B (Sweden)	Consumer staples	14,096	467,431	0.43%
BASF SE (Germany)	Basic materials	5,893	464,252	0.43%
Marathon Petroleum Corp.	Energy	7,683	464,223	0.43%
Hennes & Mauritz AB (Sweden)	Consumer cyclicals	19,111	453,325	0.42%
James Hardie Industries PLC (CDI) (Australia)	Basic materials	13,231	449,193	0.42%

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/21 (Unaudited)
Notional amount		Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
	$59,357,000	$717,033	$(997)	4/1/31	2.686% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	$716,035
	181,521,000	101,652	(1,834)	4/15/26	2.79% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(103,485)

Total			$(2,831)				$612,550

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 6/30/21 (Unaudited)
	Swap counterparty/referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	CMBX NA BBB-.6 Index	BB-/P	$1,504	$22,000	$5,819	5/11/63	300 bp — Monthly	$(4,304)
	CMBX NA BBB-.6 Index	BB-/P	2,953	49,000	12,961	5/11/63	300 bp — Monthly	(9,983)
	CMBX NA BBB-.6 Index	BB-/P	6,050	98,000	25,921	5/11/63	300 bp — Monthly	(19,822)
	Barclays Bank PLC
	CMBX NA BBB-.6 Index	BB-/P	8,647	78,000	20,631	5/11/63	300 bp — Monthly	(11,945)
	Citigroup Global Markets, Inc.
	CMBX NA BB.11 Index	BB-/P	46,895	83,000	7,395	11/18/54	500 bp — Monthly	39,569
	CMBX NA BB.6 Index	B-/P	48,200	325,993	145,360	5/11/63	500 bp — Monthly	(96,889)
	CMBX NA BB.7 Index	B/P	31,284	613,000	212,588	1/17/47	500 bp — Monthly	(180,794)
	CMBX NA BBB-.10 Index	BBB-/P	5,782	53,000	4,685	11/17/59	300 bp — Monthly	1,123
	CMBX NA BBB-.12 Index	BBB-/P	1,126	27,000	980	8/17/61	300 bp — Monthly	159
	CMBX NA BBB-.12 Index	BBB-/P	10,725	182,000	6,607	8/17/61	300 bp — Monthly	4,210
	Credit Suisse International
	CMBX NA BB.7 Index	B/P	15,516	116,000	40,229	1/17/47	500 bp — Monthly	(24,616)
	CMBX NA BBB-.7 Index	BB/P	51,063	646,000	114,859	1/17/47	300 bp — Monthly	(63,473)
	Goldman Sachs International
	CMBX NA A.6 Index	A-/P	810	16,000	1,355	5/11/63	200 bp — Monthly	(540)
	CMBX NA A.6 Index	A-/P	2,833	55,000	4,659	5/11/63	200 bp — Monthly	(1,807)
	CMBX NA A.6 Index	A-/P	(45)	75,000	6,353	5/11/63	200 bp — Monthly	(6,373)
	CMBX NA A.6 Index	A-/P	5,829	118,000	9,995	5/11/63	200 bp — Monthly	(4,126)
	CMBX NA A.6 Index	A-/P	7,598	146,000	12,366	5/11/63	200 bp — Monthly	(4,720)
	CMBX NA A.6 Index	A-/P	22,500	192,000	16,262	5/11/63	200 bp — Monthly	6,302
	CMBX NA A.6 Index	A-/P	23,889	279,000	23,631	5/11/63	200 bp — Monthly	351
	CMBX NA BBB-.14 Index	BBB-/P	1,304	29,000	496	12/16/72	300 bp — Monthly	823
	CMBX NA BBB-.6 Index	BB-/P	237	3,000	794	5/11/63	300 bp — Monthly	(555)
	CMBX NA BBB-.6 Index	BB-/P	835	16,000	4,232	5/11/63	300 bp — Monthly	(3,389)
	CMBX NA BBB-.6 Index	BB-/P	4,033	43,000	11,374	5/11/63	300 bp — Monthly	(7,319)
	CMBX NA BBB-.6 Index	BB-/P	5,846	54,000	14,283	5/11/63	300 bp — Monthly	(8,410)
	CMBX NA BBB-.6 Index	BB-/P	5,109	75,000	19,838	5/11/63	300 bp — Monthly	(14,691)
	CMBX NA BBB-.6 Index	BB-/P	10,428	96,000	25,392	5/11/63	300 bp — Monthly	(14,916)
	CMBX NA BBB-.6 Index	BB-/P	10,387	96,000	25,392	5/11/63	300 bp — Monthly	(14,957)
	CMBX NA BBB-.6 Index	BB-/P	10,042	119,000	31,476	5/11/63	300 bp — Monthly	(21,374)
	CMBX NA BBB-.6 Index	BB-/P	14,593	169,000	44,701	5/11/63	300 bp — Monthly	(30,023)
	CMBX NA BBB-.6 Index	BB-/P	14,430	171,000	45,230	5/11/63	300 bp — Monthly	(30,714)
	CMBX NA BBB-.6 Index	BB-/P	68,556	912,000	241,224	5/11/63	300 bp — Monthly	(172,212)
	CMBX NA BBB-.7 Index	BB/P	418	6,000	1,067	1/17/47	300 bp — Monthly	(646)
	JPMorgan Securities LLC
	CMBX NA A.13 Index	A-/P	(809)	154,000	2,433	12/16/72	200 bp — Monthly	1,675
	CMBX NA A.7 Index	BBB+/P	9,165	209,000	11,725	1/17/47	200 bp — Monthly	(2,490)
	CMBX NA BB.10 Index	B+/P	4,975	62,000	15,116	5/11/63	500 bp — Monthly	(10,089)
	CMBX NA BBB-.6 Index	BB-/P	138,111	432,000	114,264	5/11/63	300 bp — Monthly	24,063
	Morgan Stanley & Co. International PLC
	CMBX NA A.6 Index	A-/P	3,919	57,000	4,828	5/11/63	200 bp — Monthly	(890)
	CMBX NA A.13 Index	A-/P	(912)	152,000	2,402	12/16/72	200 bp — Monthly	1,541
	CMBX NA A.6 Index	A-/P	4,399	51,000	4,320	5/11/63	200 bp — Monthly	96
	CMBX NA A.6 Index	A-/P	6,100	61,000	5,167	5/11/63	200 bp — Monthly	954
	CMBX NA A.6 Index	A-/P	5,769	65,000	5,506	5/11/63	200 bp — Monthly	285
	CMBX NA BB.6 Index	B-/P	24,066	95,081	42,397	5/11/63	500 bp — Monthly	(18,252)
	CMBX NA BB.6 Index	B-/P	48,543	191,133	85,226	5/11/63	500 bp — Monthly	(36,524)
	CMBX NA BBB-.12 Index	BBB-/P	4,420	75,000	2,723	8/17/61	300 bp — Monthly	1,735
	CMBX NA BBB-.12 Index	BBB-/P	4,637	108,000	3,920	8/17/61	300 bp — Monthly	771

Upfront premium received			693,526		Unrealized appreciation			83,657

Upfront premium (paid)			(1,766)		Unrealized (depreciation)			(816,843)

	Total		$691,760				Total	$(733,186)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at June 30, 2021. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 6/30/21 (Unaudited)
	Swap counterparty/referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA A.7 Index	$(1,550)	$209,000	$11,725	1/17/47	(200 bp) — Monthly	$10,106
	CMBX NA BB.10 Index	(18,615)	73,000	17,797	11/17/59	(500 bp) — Monthly	(878)
	CMBX NA BB.10 Index	(7,410)	71,000	17,310	11/17/59	(500 bp) — Monthly	9,841
	CMBX NA BB.10 Index	(6,360)	58,000	14,140	11/17/59	(500 bp) — Monthly	7,732
	CMBX NA BB.11 Index	(6,881)	73,000	6,504	11/18/54	(500 bp) — Monthly	(438)
	CMBX NA BB.11 Index	(7,644)	59,000	5,257	11/18/54	(500 bp) — Monthly	(2,436)
	CMBX NA BB.11 Index	(3,025)	44,000	3,920	11/18/54	(500 bp) — Monthly	859
	CMBX NA BB.11 Index	(1,071)	21,000	1,871	11/18/54	(500 bp) — Monthly	782
	CMBX NA BB.11 Index	(1,089)	21,000	1,871	11/18/54	(500 bp) — Monthly	764
	CMBX NA BB.8 Index	(8,940)	69,501	24,958	10/17/57	(500 bp) — Monthly	15,960
	CMBX NA BB.9 Index	(21,057)	204,000	45,125	9/17/58	(500 bp) — Monthly	23,898
	CMBX NA BB.9 Index	(6,323)	98,000	21,678	9/17/58	(500 bp) — Monthly	15,273
	CMBX NA BB.9 Index	(1,290)	32,000	7,078	9/17/58	(500 bp) — Monthly	5,762
	CMBX NA BB.9 Index	(979)	27,000	5,972	9/17/58	(500 bp) — Monthly	4,971
	CMBX NA BB.9 Index	(824)	21,000	4,645	9/17/58	(500 bp) — Monthly	3,803
	CMBX NA BBB-.10 Index	(8,827)	37,000	3,271	11/17/59	(300 bp) — Monthly	(5,575)
	CMBX NA BBB-.10 Index	(8,120)	33,000	2,917	11/17/59	(300 bp) — Monthly	(5,220)
	CMBX NA BBB-.12 Index	(10,605)	47,000	1,706	8/17/61	(300 bp) — Monthly	(8,923)
	CMBX NA BBB-.10 Index	(39,326)	132,000	11,669	11/17/59	(300 bp) — Monthly	(27,723)
	CMBX NA BBB-.10 Index	(8,159)	64,000	5,658	11/17/59	(300 bp) — Monthly	(2,533)
	CMBX NA BBB-.12 Index	(109,446)	347,000	12,596	8/17/61	(300 bp) — Monthly	(97,024)
	CMBX NA BBB-.12 Index	(28,391)	85,000	3,086	8/17/61	(300 bp) — Monthly	(25,348)
	CMBX NA BBB-.12 Index	(23,903)	68,000	2,468	8/17/61	(300 bp) — Monthly	(21,468)
	CMBX NA BBB-.12 Index	(11,630)	33,000	1,198	8/17/61	(300 bp) — Monthly	(10,448)
	CMBX NA BBB-.12 Index	(3,615)	19,000	690	8/17/61	(300 bp) — Monthly	(2,935)
	CMBX NA BBB-.12 Index	(1,694)	10,000	363	8/17/61	(300 bp) — Monthly	(1,336)
	CMBX NA BBB-.8 Index	(28,438)	182,000	25,189	10/17/57	(300 bp) — Monthly	(3,340)
	CMBX NA BBB-.8 Index	(15,710)	99,000	13,702	10/17/57	(300 bp) — Monthly	(2,058)
	CMBX NA BBB-.8 Index	(15,648)	99,000	13,702	10/17/57	(300 bp) — Monthly	(1,996)
	CMBX NA BBB-.8 Index	(6,011)	42,000	5,813	10/17/57	(300 bp) — Monthly	(219)
	CMBX NA BBB-.9 Index	(9,700)	41,000	3,190	9/17/58	(300 bp) — Monthly	(6,531)
	Credit Suisse International
	CMBX NA BB.10 Index	(19,613)	147,000	35,839	11/17/59	(500 bp) — Monthly	16,103
	CMBX NA BB.10 Index	(17,362)	146,000	35,595	11/17/59	(500 bp) — Monthly	18,111
	CMBX NA BB.10 Index	(9,571)	77,000	18,773	11/17/59	(500 bp) — Monthly	9,137
	CMBX NA BB.7 Index	(9,143)	502,573	224,097	5/11/63	(500 bp) — Monthly	214,536
	CMBX NA BB.7 Index	(28,039)	152,000	52,714	1/17/47	(500 bp) — Monthly	24,548
	CMBX NA BB.8 Index	(9,988)	55,022	19,758	10/17/57	(500 bp) — Monthly	9,725
	CMBX NA BB.9 Index	(58,845)	587,000	129,844	9/17/58	(500 bp) — Monthly	70,510
	Goldman Sachs International
	CMBX NA BB.6 Index	(9,821)	93,141	41,532	5/11/63	(500 bp) — Monthly	31,633
	CMBX NA BB.7 Index	(6,356)	42,000	14,566	1/17/47	(500 bp) — Monthly	8,175
	CMBX NA BB.6 Index	(146)	970	433	5/11/63	(500 bp) — Monthly	286
	CMBX NA BB.7 Index	(117,160)	577,000	200,104	1/17/47	(500 bp) — Monthly	82,463
	CMBX NA BB.7 Index	(18,678)	114,000	39,535	1/17/47	(500 bp) — Monthly	20,762
	CMBX NA BB.8 Index	(18,578)	51,160	18,372	10/17/57	(500 bp) — Monthly	(249)
	CMBX NA BB.8 Index	(18,610)	51,160	18,372	10/17/57	(500 bp) — Monthly	(281)
	CMBX NA BB.8 Index	(4,758)	40,542	14,559	10/17/57	(500 bp) — Monthly	9,767
	CMBX NA BB.9 Index	(2,975)	25,000	5,530	9/17/58	(500 bp) — Monthly	2,534
	CMBX NA BB.9 Index	(3,009)	25,000	5,530	9/17/58	(500 bp) — Monthly	2,500
	CMBX NA BB.9 Index	(1,912)	12,000	2,654	9/17/58	(500 bp) — Monthly	733
	CMBX NA BB.9 Index	(1,923)	12,000	2,654	9/17/58	(500 bp) — Monthly	722
	CMBX NA BBB-.6 Index	(67,580)	248,000	65,596	5/11/63	(300 bp) — Monthly	(2,108)
	CMBX NA BBB-.6 Index	(10,906)	218,000	57,661	5/11/63	(300 bp) — Monthly	46,646
	CMBX NA BBB-.6 Index	(246)	1,000	265	5/11/63	(300 bp) — Monthly	18
	JPMorgan Securities LLC
	CMBX NA BB.11 Index	(44,176)	81,000	7,217	11/18/54	(500 bp) — Monthly	(37,027)
	CMBX NA BB.11 Index	(8,237)	15,523	6,922	5/11/63	(500 bp) — Monthly	(1,328)
	CMBX NA BB.17 Index	(194,883)	398,000	138,026	1/17/47	(500 bp) — Monthly	(57,188)
	CMBX NA BB.8 Index	(4,956)	9,653	3,466	10/17/57	(500 bp) — Monthly	(1,498)
	CMBX NA BBB-.10 Index	(7,421)	45,000	3,978	11/17/59	(300 bp) — Monthly	(3,466)
	CMBX NA BBB-.10 Index	(25,072)	89,000	7,868	11/17/59	(300 bp) — Monthly	(17,249)
	CMBX NA BBB-.10 Index	(22,940)	77,000	6,807	11/17/59	(300 bp) — Monthly	(16,172)
	CMBX NA BBB-.12 Index	(10,826)	31,000	1,125	8/17/61	(300 bp) — Monthly	(9,716)
	CMBX NA BBB-.12 Index	(8,959)	27,000	980	8/17/61	(300 bp) — Monthly	(7,992)
	CMBX NA BBB-.12 Index	(39)	1,000	36	8/17/61	(300 bp) — Monthly	(3)
	CMBX NA BBB-.6 Index	(43,621)	161,000	42,585	5/11/63	(300 bp) — Monthly	(1,117)
	CMBX NA BBB-.7 Index	(116,208)	495,000	88,011	1/17/47	(300 bp) — Monthly	(28,444)
	Merrill Lynch International
	CMBX NA BB.10 Index	(8,080)	142,000	34,620	11/17/59	(500 bp) — Monthly	26,422
	CMBX NA BB.9 Index	(14,960)	384,000	84,941	9/17/58	(500 bp) — Monthly	69,661
	CMBX NA BBB-.10 Index	(18,634)	86,000	7,602	11/17/59	(300 bp) — Monthly	(11,074)
	CMBX NA BBB-.7 Index	(5,409)	66,000	11,735	1/17/47	(300 bp) — Monthly	6,293
	CMBX NA BBB-.9 Index	(11,300)	61,000	4,746	9/17/58	(300 bp) — Monthly	(6,585)
	CMBX NA BBB-.9 Index	(5,557)	30,000	2,334	9/17/58	(300 bp) — Monthly	(3,238)
	Morgan Stanley & Co. International PLC
	CMBX NA BBB-.7 Index	(6,827)	67,000	11,913	1/17/47	(300 bp) — Monthly	5,052
	CMBX NA BB.10 Index	(7,446)	71,000	17,310	11/17/59	(500 bp) — Monthly	9,804
	CMBX NA BB.11 Index	(6,383)	65,000	5,792	11/18/54	(500 bp) — Monthly	(646)
	CMBX NA BB.11 Index	(2,287)	24,000	2,138	11/18/54	(500 bp) — Monthly	(169)
	CMBX NA BB.7 Index	(6,171)	32,000	11,098	1/17/47	(500 bp) — Monthly	4,900
	CMBX NA BB.7 Index	(402)	2,000	694	1/17/47	(500 bp) — Monthly	290
	CMBX NA BB.8 Index	(8,778)	24,132	8,666	10/17/57	(500 bp) — Monthly	(132)
	CMBX NA BB.8 Index	(6,427)	12,549	4,506	10/17/57	(500 bp) — Monthly	(1,931)
	CMBX NA BB.9 Index	(5,259)	70,000	15,484	9/17/58	(500 bp) — Monthly	10,167
	CMBX NA BB.9 Index	(3,383)	55,000	12,166	9/17/58	(500 bp) — Monthly	8,737
	CMBX NA BB.9 Index	(6,062)	50,000	11,060	9/17/58	(500 bp) — Monthly	4,956
	CMBX NA BB.9 Index	(4,044)	46,000	10,175	9/17/58	(500 bp) — Monthly	6,093
	CMBX NA BB.9 Index	(1,289)	26,000	5,751	9/17/58	(500 bp) — Monthly	4,441
	CMBX NA BB.9 Index	(3,031)	25,000	5,530	9/17/58	(500 bp) — Monthly	2,478
	CMBX NA BB.9 Index	(1,216)	20,000	4,424	9/17/58	(500 bp) — Monthly	3,191
	CMBX NA BB.9 Index	(743)	19,000	4,203	9/17/58	(500 bp) — Monthly	3,444
	CMBX NA BB.9 Index	(2,867)	19,000	4,203	9/17/58	(500 bp) — Monthly	1,320
	CMBX NA BB.9 Index	(1,060)	7,000	1,548	9/17/58	(500 bp) — Monthly	483
	CMBX NA BB.9 Index	(1,060)	7,000	1,548	9/17/58	(500 bp) — Monthly	483
	CMBX NA BB.9 Index	(428)	5,000	1,106	9/17/58	(500 bp) — Monthly	674
	CMBX NA BBB-.8 Index	(11,045)	71,000	9,826	10/17/57	(300 bp) — Monthly	(1,254)
	CMBX NA BBB-.10 Index	(12,677)	52,000	4,597	11/17/59	(300 bp) — Monthly	(8,106)
	CMBX NA BBB-.10 Index	(7,589)	35,000	3,094	11/17/59	(300 bp) — Monthly	(4,512)
	CMBX NA BBB-.10 Index	(6,704)	31,000	2,740	11/17/59	(300 bp) — Monthly	(3,979)
	CMBX NA BBB-.10 Index	(6,386)	27,000	2,387	11/17/59	(300 bp) — Monthly	(4,013)
	CMBX NA BBB-.10 Index	(2,755)	12,000	1,061	11/17/59	(300 bp) — Monthly	(1,700)
	CMBX NA BBB-.12 Index	(6,260)	30,000	1,089	8/17/61	(300 bp) — Monthly	(5,186)
	CMBX NA BBB-.10 Index	(25,294)	205,000	18,122	11/17/59	(300 bp) — Monthly	(7,275)
	CMBX NA BBB-.10 Index	(14,204)	112,000	9,901	11/17/59	(300 bp) — Monthly	(4,360)
	CMBX NA BBB-.11 Index	(397)	7,000	242	11/18/54	(300 bp) — Monthly	(158)
	CMBX NA BBB-.12 Index	(4,985)	15,000	545	8/17/61	(300 bp) — Monthly	(4,448)
	CMBX NA BBB-.6 Index	(116,885)	482,000	127,489	5/11/63	(300 bp) — Monthly	10,363
	CMBX NA BBB-.8 Index	(12,240)	79,000	10,934	10/17/57	(300 bp) — Monthly	(1,346)
	CMBX NA BBB-.8 Index	(11,719)	75,000	10,380	10/17/57	(300 bp) — Monthly	(1,376)
	CMBX NA BBB-.8 Index	(10,300)	72,000	9,965	10/17/57	(300 bp) — Monthly	(374)

Upfront premium received		—			Unrealized appreciation		847,912

Upfront premium (paid)		(1,733,381)			Unrealized (depreciation)		(482,129)

	Total	$(1,733,381)				Total	$365,783
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 6/30/21 (Unaudited)
	Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	NA HY Series 36 Index	B+/P	$(4,128,381)	$48,231,000	$4,919,562	6/20/26	500 bp — Quarterly	$858,168
	NA IG Series 36 Index	BBB+/P	(3,310,831)	148,000,000	3,766,600	6/20/26	100 bp — Quarterly	496,881

	Total		$(7,439,212)					$1,355,049
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at June 30, 2021. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

Key to holding's currency abbreviations
EUR	Euro
GBP	British Pound
USD	United States Dollar
Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank.
ARP	Adjustable Rate Preferred Stock: the rate shown is the current interest rate at the close of the reporting period.
DAC	Designated Activity Company
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
PJSC	Public Joint Stock Company
PO	Principal Only
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2020 through June 30, 2021 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $2,802,763,468.
(CLN)	The value of the commodity linked notes, which are marked to market daily, may be based on a multiple of the performance of the index. The multiple (or leverage) will increase the volatility of the note's value relative to the change in the underlying index.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $870,822, or less than 0.1% of net assets.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC, and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 9/30/20	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 6/30/21
Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$19,073,088	$201,713,725	$201,708,828	$18,079	$19,077,985
	Putnam Short Term Investment Fund**	315,649,849	363,958,423	580,067,554	195,564	99,540,718

	Total Short-term investments	$334,722,937	$565,672,148	$781,776,382	$213,643	$118,618,703
* The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund receives cash collateral, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC and there were no realized or unrealized gains or losses during the period.
# At the close of the reporting period, the fund received cash collateral of $19,077,985 for securities loaned. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $18,601,306.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $24,057,641.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $5,203,166.
(SEGTBA)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain TBA commitments at the close of the reporting period. Collateral at period end totaled $283,943.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $15,543,652.
(FWC)	Forward commitment, in part or in entirety.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
At the close of the reporting period, the fund maintained liquid assets totaling $468,905,771 to cover certain derivative contracts and delayed delivery securities.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge against changes in values of securities it owns, owned or expects to own.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to manage exposure to specific securities, to gain exposure to a basket of securities, to gain exposure to specific markets or countries and to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $5,164,385 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $5,203,166 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$87,300,128	$—	$—
Capital goods	108,279,475	—	—
Communication services	67,401,028	—	—
Conglomerates	3,483,412	—	—
Consumer cyclicals	320,432,948	—	2
Consumer staples	125,466,390	—	—
Energy	56,895,653	—	227
Financials	266,417,564	—	—
Government	476,225	—	—
Health care	231,485,702	—	—
Miscellaneous	577,660	—	—
Technology	553,150,832	—	—
Transportation	47,511,450	—	—
Utilities and power	52,769,978	15,111	—

Total common stocks	1,921,648,445	15,111	229
Asset-backed securities	—	12,261,991	3,475,000
Collateralized loan obligations	—	15,419,802	—
Commodity linked notes	—	41,880,819	—
Convertible bonds and notes	—	525,154	—
Convertible preferred stocks	—	5,716,264	—
Corporate bonds and notes	—	399,203,158	2
Foreign government and agency bonds and notes	—	15,924,970	—
Mortgage-backed securities	—	96,418,799	—
Preferred stocks	—	9,820	—
Purchased options outstanding	—	1,383,795	—
Senior loans	—	9,143,424	—
U.S. government and agency mortgage obligations	—	348,746,374	—
U.S. treasury obligations	—	474,570	—
Warrants	18,667	—	—
Short-term investments	1,435,000	164,214,136	—

Totals by level	$1,923,102,112	$1,111,338,187	$3,475,231
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(3,927,811)	$—
Futures contracts	(2,208,404)	—	—
Written options outstanding	—	(349,545)	—
TBA sale commitments	—	(95,881,820)	—
Interest rate swap contracts	—	833,104	—
Total return swap contracts	—	(100,767)	—
Credit default contracts	—	9,468,479	—

Totals by level	$(2,208,404)	$(89,958,360)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased equity option contracts (contract amount)	$5,000
Purchased currency option contracts (contract amount)	$54,500,000
Written equity option contracts (contract amount)	$5,000
Written currency option contracts (contract amount)	$54,500,000
Futures contracts (number of contracts)	8,000
Forward currency contracts (contract amount)	$1,010,700,000
Centrally cleared interest rate swap contracts (notional)	$331,100,000
OTC total return swap contracts (notional)	$321,000,000
Centrally cleared total return swap contracts (notional)	$180,800,000
OTC credit default contracts (notional)	$19,600,000
Centrally cleared credit default contracts (notional)	$180,000,000
Warrants (number of warrants)	1,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com